      Summit               SEMIANNUAL
      Mutual                   REPORT
       Funds


                           SUMMIT PINNACLE SERIES
-----------------------------------------------------------------
                           S&P 500 Index Portfolio
                           S&P MidCap 400 Index Portfolio
                           Russell 2000 Small Cap Index Portfolio
                           Nasdaq-100 Index Portfolio
                           Balanced Index Portfolio
                           Zenith Portfolio
                           Bond Portfolio






JUNE 30, 2001              [LOGO] SUMMIT
                                  ------
                                  MUTUAL
                                  FUNDS

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                        SEMIANNUAL REPORT - TABLE OF CONTENTS

Message from the President..................................    1

Investment Review
    Zenith Portfolio........................................    2
    Bond Portfolio..........................................    3
    S&P 500 Index Portfolio.................................    4
    S&P MidCap 400 Index Portfolio..........................    5
    Balanced Index Portfolio................................    6
    Nasdaq-100 Index Portfolio..............................    7
    Russell 2000 Small Cap Index Portfolio..................    8

Statements of Assets and Liabilities........................    9

Statements of Operations....................................   11

Statements of Changes in Net Assets.........................   13

Schedule of Investments
    Zenith Portfolio........................................   16
    Bond Portfolio..........................................   17
    S&P 500 Index Portfolio.................................   20
    S&P MidCap 400 Index Portfolio..........................   25
    Balanced Index Portfolio................................   29
    Nasdaq-100 Index Portfolio..............................   35
    Russell 2000 Small Cap Index Portfolio..................   37

Notes to Financial Statements...............................   54

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF CONTRACT OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS OF CONTRACTS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL
FUNDS, INC.

                                         SUMMIT MUTUAL FUNDS - PINNACLE SERIES
                               SEMIANNUAL REPORT - MESSAGE FROM THE PRESIDENT

We are pleased to send you the Semiannual Report for the Summit Mutual Funds - Pinnacle Series, (the "Fund"); a family of funds that supports the investment needs of your specific variable insurance product. In addition, we welcome new investors to the Fund that have joined us since our last report.

Volatility in the financial markets remains a constant. In 2000, investors witnessed sharp drops and significant recoveries in our financial markets, sometimes within the same week or even the same day. That pattern of market volatility continues in 2001. The roller coaster ride is particularly evident in the difference of quarterly performance in the first and second quarters of 2001. On the bright side, the broadening of the stock market allowed small and mid cap stocks to post positive gains in the first half of 2001. Second quarter performances were particularly strong with the Russell 2000 Small Cap Index registering a 14.2% gain in the second quarter erasing a 6.5% decline in the first quarter. In similar fashion, the S&P MidCap 400 Index provided positive returns year-to-date as a strong second quarter (up 13.2%) also erased a first quarter loss (10.8% decline). Though less volatile over the period, the larger stocks that comprise the S&P 500 Index were generally poor performers as the Index has declined 6.7% year-to-date. The heavy technology weighting of the Nasdaq 100 Index continued to weigh on the performance of that sector of the market as technology stocks continued to be viewed as somewhat overvalued. Even though the Nasdaq rallied up 16.3% in the second quarter, that left its year-to-date returns still mired in negative territory with a 21.8% decline. Foreign stocks (as measured by the MSCI EAFE Index), hurt by a strong U.S. dollar and slowing economies in Europe and the Far East, performed poorly in posting a 15.5% decline in the first half of 2001.

All of these trends serve to remind us that although the market's ups and downs can be harrowing, they are a natural part of market dynamics. This is why we think it is a good time to reaffirm one of our primary investment principles:
Regardless of short-term market fluctuations, our philosophy has always been to maintain a long-term view and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. One way to dampen the impact of volatility on your portfolio is to adequately diversify your investments both within and across asset sectors, or specifically, between stocks, bonds, and cash equivalents. With our broad range of funds, Summit Mutual Funds is able to provide the foundation of a diversified investment plan. Remember to periodically review your portfolio as well.

On the following pages you will find commentaries from Summit's portfolio managers and specific details regarding each Fund's portfolio and total return investment performance (before insurance contract fees and expenses). Please read this information carefully and call your financial advisor or the Summit Mutual Funds toll-free number, 877-342-FUND.

Summit maintains a firm commitment to making intelligent investment decisions and taking sensible risks. Thank you for the trust that you have placed in us.

                                          Best regards,

                                          /s/ Steven R. Sutermeister

                                          Steven R. Sutermeister
                                          President

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   ZENITH PORTFOLIO

OBJECTIVE - Seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are, at present, not fully recognized by the market.

STRATEGY - The Summit Pinnacle Zenith Portfolio will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

MANAGER'S COMMENTS:

The Summit Pinnacle Zenith Portfolio performance for the six-month period December 31, 2000 to June 30, 2001 was up 8.5% versus a 6.7% decline for the S&P 500 Index and 1.3% decline for the Russell 1000 Value Index.

The first quarter the Summit Pinnacle Zenith Portfolio was slightly negative but outperformed both the S&P 500 and Russell 1000 Value Indices. The second quarter for the Zenith Portfolio was positive and also outperformed both the S&P 500 and Russell 1000 Value Indices. Therefore, in the first half of the year the Zenith Portfolio can claim outperformance on both the downside and upside of the market.

For the stock market, the "January effect" returned, helped in good measure by the Federal Reserve cutting the discount rate twice in January. NASDAQ continued to whipsaw as January was up strong but February was much weaker than January was strong. In the February weakness, small cap and value stocks held up better than large caps and technology. In March, the Federal Reserve cut interest rates another half point. The market deemed this insufficient stimulus and declined. Many corporate layoffs were announced, casting a negative tone on Wall Street and Main Street. In April, the Federal Reserve reduced interest rates for the fourth time this year. Since several presidents of regional Fed banks were touring the country saying an interest rate cut was not imminent, the reduction caught Wall Street by surprise. Consequently, NASDAQ had its best April on record-up 15%. In the first half of 2001, the Federal Reserve has cut interest rates six times from 6.5% to 3.75%; all but the last rate cut was a half point. The last rate cut in June was only a quarter point, signaling that the Federal Reserve wants to see how the previous rate cuts affect the economy before continuing to cut rates.

The Summit Pinnacle Zenith Portfolio tries to be opportunistic when establishing positions and attempts to purchase equities when their price-to-earnings ratio is below that of the S&P 500. During the first half of 2001, the electric utility sector and the wealth management (insurance and brokerage) sector had declined. The defensive nature of the aforementioned businesses, as well as the attractive purchase price, lead to initiating new positions. Conversely, the retail sector rallied substantially as interest rates and individual tax rates were being cut. As retail stocks rose in advance of the good news, they were liquidated. While tax and interest rate cuts are positive for their earnings, the announced corporate layoffs and capital equipment cancellations are equally negative and these cutbacks weren't being considered sufficiently. The Summit Pinnacle Zenith Portfolio will attempt to acquire different sectors when they become attractively priced due to the volatility in the markets.

                                   FUND DATA

      Manager:                                             James McGlynn
      Inception Date:                                      August 15, 1984
      Total Net Assets:                                    $54.0 Million
      Number of Holdings:                                  51
      Median Cap Size:                                     $17,180 Million
      Average Price-to-earnings Ratio:                     17.9x
      Average Price-to-book Ratio:                         3.6x
      Dividend Yield:                                      2.35%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

 SUMMIT ZENITH PORTFOLIO -
AVERAGE ANNUAL TOTAL RETURN
1-Year                       5-Year  10-Year
24.81%                        8.87%   12.52%

Past performance is not predictive of future results. Separate account expenses are not included.

        SUMMIT ZENITH  RUSSELL 1000
          PORTFOLIO    VALUE INDEX
Jun-92        $10,000      $10,000
Jul-92        $10,275      $10,386
Aug-92        $10,071      $10,068
Sep-92        $10,173      $10,208
Oct-92        $10,204      $10,217
Nov-92        $10,599      $10,553
Dec-92        $10,876      $10,804
Jan-93        $11,121      $11,118
Feb-93        $11,216      $11,509
Mar-93        $11,510      $11,848
Apr-93        $11,257      $11,697
May-93        $11,501      $11,932
Jun-93        $11,409      $12,195
Jul-93        $11,383      $12,331
Aug-93        $11,874      $12,776
Sep-93        $12,027      $12,797
Oct-93        $12,325      $12,788
Nov-93        $12,002      $12,524
Dec-93        $12,410      $12,762
Jan-94        $12,878      $13,245
Feb-94        $12,827      $12,792
Mar-94        $12,471      $12,316
Apr-94        $12,640      $12,552
May-94        $12,719      $12,697
Jun-94        $12,496      $12,393
Jul-94        $12,621      $12,778
Aug-94        $13,218      $13,145
Sep-94        $13,066      $12,709
Oct-94        $13,147      $12,886
Nov-94        $12,735      $12,366
Dec-94        $12,835      $12,508
Jan-95        $12,969      $12,893
Feb-95        $13,400      $13,403
Mar-95        $13,605      $13,697
Apr-95        $13,926      $14,130
May-95        $14,267      $14,725
Jun-95        $14,589      $14,924
Jul-95        $15,010      $15,444
Aug-95        $15,373      $15,662
Sep-95        $15,686      $16,228
Oct-95        $15,254      $16,067
Nov-95        $15,764      $16,881
Dec-95        $16,295      $17,305
Jan-96        $16,453      $17,844
Feb-96        $16,916      $17,979
Mar-96        $17,393      $18,285
Apr-96        $17,898      $18,355
May-96        $18,394      $18,584
Jun-96        $18,260      $18,600
Jul-96        $17,307      $17,897
Aug-96        $18,074      $18,409
Sep-96        $18,468      $19,140
Oct-96        $18,999      $19,880
Nov-96        $19,675      $21,322
Dec-96        $20,291      $21,050
Jan-97        $20,823      $22,070
Feb-97        $20,614      $22,394
Mar-97        $19,853      $21,589
Apr-97        $19,722      $22,496
May-97        $21,235      $23,753
Jun-97        $21,974      $24,772
Jul-97        $22,943      $26,635
Aug-97        $23,373      $25,686
Sep-97        $25,025      $27,239
Oct-97        $24,330      $26,478
Nov-97        $24,210      $27,648
Dec-97        $24,462      $28,455
Jan-98        $23,933      $28,053
Feb-98        $25,063      $29,941
Mar-98        $26,784      $31,772
Apr-98        $27,237      $31,985
May-98        $25,959      $31,511
Jun-98        $25,246      $31,915
Jul-98        $23,330      $31,351
Aug-98        $18,697      $26,686
Sep-98        $19,521      $28,217
Oct-98        $20,187      $30,403
Nov-98        $20,534      $31,820
Dec-98        $20,717      $32,903
Jan-99        $20,522      $33,166
Feb-99        $18,922      $32,698
Mar-99        $19,242      $33,374
Apr-99        $20,976      $36,491
May-99        $20,959      $36,090
Jun-99        $21,927      $37,138
Jul-99        $21,944      $36,051
Aug-99        $21,560      $34,713
Sep-99        $20,975      $33,500
Oct-99        $20,992      $35,428
Nov-99        $21,426      $35,151
Dec-99        $21,141      $35,320
Jan-00        $20,638      $34,168
Feb-00        $19,551      $31,630
Mar-00        $22,510      $35,489
Apr-00        $22,089      $35,076
May-00        $22,871      $35,445
Jun-00        $22,378      $33,825
Jul-00        $22,191      $34,249
Aug-00        $23,279      $36,155
Sep-00        $23,500      $36,486
Oct-00        $24,538      $37,382
Nov-00        $24,265      $35,994
Dec-00        $25,747      $37,798
Jan-01        $26,820      $37,943
Feb-01        $26,444      $36,888
Mar-01        $25,726      $35,586
Apr-01        $27,368      $37,329
May-01        $28,238      $38,169
Jun-01        $27,929      $37,322

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      FleetBoston Financial                                        3.03%
      Gannett Co.                                                  2.55%
      Kansas City Power & Light                                    2.49%
      Edwards (A.G.), Inc.                                         2.47%
      SCANA Corp.                                                  2.43%
      Schlumberger Ltd.                                            2.36%
      Ameren Corp.                                                 2.36%
      Deere & Co.                                                  2.33%
      BellSouth Corp.                                              2.32%
      Conoco Inc.                                                  2.30%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial              27.1%
Public Utilities       15.9%
Technology             10.9%
Energy                 10.7%
Capital Goods           8.1%
Health Care             6.8%
Basic Industries        5.6%
Consumer Services       5.5%
Consumer Non-Durables   5.5%
Short-Term & Other      2.9%
Transportation          1.0%

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                               BOND PORTFOLIO

OBJECTIVE - Seeks a high level of current income, without undue risk to principal, by investing in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - The Summit Pinnacle Bond Portfolio will invest at least 75% of asset value in publicly-traded straight debt securities that fall within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade securities, convertible debt, preferred stock and other securities.

MANAGER'S COMMENTS

The Summit Pinnacle Bond Portfolio (the "Portfolio") had a total return of 3.7% (before contract fees and expenses) for the six months ended June 30, 2001, compared to a total return of 3.6% for the Lehman Brothers Aggregate Index.

During the period, the Federal Reserve decreased the Federal Funds Rate six times for a total of 275 basis points, from 6.50% to 3.75%, in an attempt to jump-start the economy. The Fed easing, coupled with the recently initiated tax cut, may be enough to maintain economic growth. However, the Federal Reserve is maintaining an easing bias as downside risks to the economy remain in place.

The sectors with the greatest positive influence on the Portfolio for the period were intermediate and long-term corporate bonds and mortgage and asset-backed securities. The sectors that under performed the Index were high yield bonds, intermediate treasury bonds, commercial mortgage-backed securities and principal only mortgage securities.

                                   FUND DATA

      Managers:                                            Gary R. Rodmaker
                                                           Michael J. Schultz
      Inception Date:                                      August 15, 1984
      Total Net Assets:                                    $25.2 Million
      Number of Holdings:                                  80
      Average Duration:                                    4.52 years
      Average Maturity:                                    9.4 years
      Average Credit Quality:                              A
      Current Yield:                                       7.51%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

  SUMMIT BOND PORTFOLIO -
AVERAGE ANNUAL TOTAL RETURN
1-Year                       5-Year  10-Year
8.76%                         6.60%    8.19%

Past performance is not predictive of future results. Separate account expenses are not included.

        SUMMIT BOND  LEHMAN BROTHERS AGGREGATE
         PORTFOLIO          BOND INDEX
Jun-92      $10,000                    $10,000
Jul-92      $10,184                    $10,204
Aug-92      $10,285                    $10,307
Sep-92      $10,443                    $10,430
Oct-92      $10,265                    $10,291
Nov-92      $10,274                    $10,293
Dec-92      $10,416                    $10,457
Jan-93      $10,635                    $10,657
Feb-93      $10,864                    $10,844
Mar-93      $10,930                    $10,890
Apr-93      $11,018                    $10,966
May-93      $11,038                    $10,980
Jun-93      $11,256                    $11,179
Jul-93      $11,336                    $11,242
Aug-93      $11,506                    $11,439
Sep-93      $11,526                    $11,470
Oct-93      $11,618                    $11,513
Nov-93      $11,567                    $11,415
Dec-93      $11,659                    $11,476
Jan-94      $11,876                    $11,631
Feb-94      $11,700                    $11,429
Mar-94      $11,467                    $11,147
Apr-94      $11,359                    $11,057
May-94      $11,369                    $11,056
Jun-94      $11,379                    $11,032
Jul-94      $11,478                    $11,252
Aug-94      $11,478                    $11,265
Sep-94      $11,344                    $11,099
Oct-94      $11,333                    $11,089
Nov-94      $11,322                    $11,065
Dec-94      $11,469                    $11,141
Jan-95      $11,687                    $11,362
Feb-95      $11,961                    $11,632
Mar-95      $12,039                    $11,703
Apr-95      $12,214                    $11,867
May-95      $12,704                    $12,326
Jun-95      $12,774                    $12,416
Jul-95      $12,822                    $12,389
Aug-95      $12,952                    $12,539
Sep-95      $13,071                    $12,661
Oct-95      $13,263                    $12,825
Nov-95      $13,444                    $13,018
Dec-95      $13,652                    $13,200
Jan-96      $13,849                    $13,287
Feb-96      $13,701                    $13,056
Mar-96      $13,676                    $12,964
Apr-96      $13,638                    $12,892
May-96      $13,663                    $12,866
Jun-96      $13,844                    $13,038
Jul-96      $13,883                    $13,074
Aug-96      $13,922                    $13,051
Sep-96      $14,223                    $13,279
Oct-96      $14,474                    $13,573
Nov-96      $14,712                    $13,805
Dec-96      $14,634                    $13,677
Jan-97      $14,714                    $13,719
Feb-97      $14,835                    $13,754
Mar-97      $14,662                    $13,601
Apr-97      $14,813                    $13,805
May-97      $15,004                    $13,936
Jun-97      $15,209                    $14,102
Jul-97      $15,653                    $14,483
Aug-97      $15,528                    $14,360
Sep-97      $15,821                    $14,572
Oct-97      $15,976                    $14,784
Nov-97      $16,075                    $14,852
Dec-97      $16,246                    $15,002
Jan-98      $16,505                    $15,194
Feb-98      $16,505                    $15,181
Mar-98      $16,847                    $15,233
Apr-98      $16,936                    $15,312
May-98      $17,039                    $15,458
Jun-98      $17,157                    $15,589
Jul-98      $17,217                    $15,622
Aug-98      $17,172                    $15,876
Sep-98      $17,430                    $16,248
Oct-98      $17,031                    $16,162
Nov-98      $17,261                    $16,254
Dec-98      $17,306                    $16,303
Jan-99      $17,399                    $16,418
Feb-99      $17,120                    $16,131
Mar-99      $17,291                    $16,220
Apr-99      $17,322                    $16,272
May-99      $17,148                    $16,129
Jun-99      $17,117                    $16,077
Jul-99      $17,069                    $16,009
Aug-99      $17,037                    $16,001
Sep-99      $17,133                    $16,187
Oct-99      $17,117                    $16,247
Nov-99      $17,130                    $16,245
Dec-99      $17,114                    $16,167
Jan-00      $16,998                    $16,114
Feb-00      $17,179                    $16,309
Mar-00      $17,381                    $16,524
Apr-00      $17,280                    $16,477
May-00      $17,097                    $16,469
Jun-00      $17,525                    $16,812
Jul-00      $17,699                    $16,964
Aug-00      $18,010                    $17,210
Sep-00      $17,952                    $17,318
Oct-00      $17,894                    $17,433
Nov-00      $18,107                    $17,718
Dec-00      $18,379                    $18,047
Jan-01      $18,729                    $18,343
Feb-01      $18,963                    $18,503
Mar-01      $19,061                    $18,595
Apr-01      $19,003                    $18,517
May-01      $19,122                    $18,628
Jun-01      $19,061                    $18,699

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      AAA                                                            25%
      AA                                                              3%
      A                                                              15%
      BBB                                                            35%
      BB                                                             11%
      B                                                               6%
      CCC                                                             1%
      Cash                                                            4%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds                     60.9%
Mortgage & Asset-backed Securities  17.3%
U.S. Treasuries                     17.0%
Short-Term & Other                   4.8%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index (the "Index").

STRATEGY - The Summit Pinnacle S&P 500 Index Portfolio will remain fully invested in stocks included in the S&P 500 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The Summit Pinnacle S&P 500 Index Portfolio (the "Portfolio") declined 6.9% in the six-month period ending June 30, 2001. The underlying S&P 500 Index, by comparison, fell 6.7%. The objective of the Portfolio is to replicate the performance of the Index, minimizing the difference between the return of the Portfolio and the return of the Index before fees and expenses.

Following the Index's disappointing first quarter performance (down 11.9%), the market rebounded in the second quarter with a strong 5.9% gain. Supporting the market's recovery were a slew of favorable economic data: the index of leading economic indicators jumped in May; the housing market remained robust; there were fewer initial jobless claims; consumer confidence increased; and durable goods orders continued to expand. In addition, investors are counting on President Bush's tax cut to provide a much-needed stimulus to the economy in the second half of the year.

On a relative performance basis, the sectors with the greatest contribution to the Index's return for the period were Consumer Cyclicals, Basic Materials, and Transportation, up 14%, 10.3%, and 9.6%, respectively. The sectors which detracted from the Index's performance for the period were Health Care, Technology and Utilities, which declined 9.1%, 8.5%, and 5.7%, respectively. The sector with the greatest impact on the Index's performance continues to be Technology, which accounted for 47% of the 6.7% decline return for the period. Excluding Technology, the Index's loss for the period would have narrowed to 3.4%.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 29, 1995
      Total Net Assets:                                    $106.7 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $8,432 Million
      Average Price-to-earnings Ratio:                     23.52x
      Average Price-to-book Ratio:                         3.6x
      Dividend Yield:                                      1.26%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT S&P 500 INDEX PORTFOLIO -
  AVERAGE ANNUAL TOTAL RETURN
1-Year                            5-Year
-15.14%                           14.10%

Past performance is not predictive of future results. Separate account expenses are not included.

        SUMMIT S&P 500 INDEX  S&P 500
             PORTFOLIO         INDEX
Dec-95               $10,000  $10,000
Jan-96               $10,400  $10,340
Feb-96               $10,490  $10,436
Mar-96               $10,600  $10,537
Apr-96               $10,740  $10,692
May-96               $11,021  $10,968
Jun-96               $11,072  $11,010
Jul-96               $10,598  $10,523
Aug-96               $10,820  $10,745
Sep-96               $11,405  $11,350
Oct-96               $11,739  $11,663
Nov-96               $12,600  $12,545
Dec-96               $12,337  $12,296
Jan-97               $13,110  $13,065
Feb-97               $13,221  $13,167
Mar-97               $12,669  $12,626
Apr-97               $13,421  $13,379
May-97               $14,224  $14,195
Jun-97               $14,852  $14,830
Jul-97               $16,040  $16,009
Aug-97               $15,110  $15,113
Sep-97               $15,947  $15,941
Oct-97               $15,419  $15,408
Nov-97               $16,124  $16,121
Dec-97               $16,373  $16,398
Jan-98               $16,570  $16,579
Feb-98               $17,756  $17,774
Mar-98               $18,662  $18,684
Apr-98               $18,855  $18,872
May-98               $18,523  $18,548
Jun-98               $19,274  $19,300
Jul-98               $19,081  $19,095
Aug-98               $16,322  $16,337
Sep-98               $17,361  $17,384
Oct-98               $18,773  $18,797
Nov-98               $19,916  $19,936
Dec-98               $21,050  $21,084
Jan-99               $21,914  $21,965
Feb-99               $21,233  $21,283
Mar-99               $22,065  $22,134
Apr-99               $22,905  $22,991
May-99               $22,349  $22,449
Jun-99               $23,582  $23,695
Jul-99               $22,850  $22,955
Aug-99               $22,740  $22,843
Sep-99               $22,117  $22,217
Oct-99               $23,517  $23,623
Nov-99               $23,975  $24,103
Dec-99               $25,369  $25,523
Jan-00               $24,074  $24,241
Feb-00               $23,616  $23,782
Mar-00               $25,920  $26,108
Apr-00               $25,145  $25,323
May-00               $24,624  $24,803
Jun-00               $25,227  $25,415
Jul-00               $24,825  $25,017
Aug-00               $26,356  $26,571
Sep-00               $24,959  $25,168
Oct-00               $24,858  $25,062
Nov-00               $22,892  $23,086
Dec-00               $23,004  $23,199
Jan-01               $23,808  $24,023
Feb-01               $21,623  $21,834
Mar-01               $20,250  $20,452
Apr-01               $21,823  $22,039
May-01               $21,955  $22,187
Jun-01               $21,407  $21,648

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      General Electric                                             4.31%
      Microsoft Corp.                                              3.50%
      Exxon Mobil Corp.                                            2.68%
      Citigroup Inc.                                               2.37%
      Pfizer, Inc.                                                 2.26%
      AOL Time Warner Inc.                                         2.09%
      Wal-Mart Stores                                              1.95%
      American International Group                                 1.79%
      Intel Corp.                                                  1.75%
      International Business Machines Corporation                  1.75%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                    19.00%
Financial                     17.90%
Consumer Staples              12.70%
Health Care                   12.20%
Capital Goods                  9.20%
Consumer Cyclicals             8.50%
Energy                         6.40%
Communications Services        5.40%
Utilities                      3.70%
Basic Materials                2.60%
Short-Term, Futures, & Other   1.70%
Transportation                 0.70%

    "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                               S&P MIDCAP 400 INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's MidCap 400 Composite Stock Index (the "Index").

STRATEGY - The Summit Pinnacle S&P MidCap 400 Index Portfolio will remain fully invested in stocks included in the S&P 400 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Pinnacle MidCap 400 Portfolio (the "Portfolio") is to replicate the performance of the S&P MidCap 400 Index, minimizing the difference between the return of the Portfolio and the return of the Index before fees and expenses. Index members represent a diverse group of medium-sized companies with market capitalizations that are generally under $10 billion.

During the period ended June 30, 2001, the Portfolio gained 0.6%. Comparatively, the Index increased 1%. We started to see the Index outperform large capitalization names in 2000, a trend that has continued thus far in 2001. For the second quarter and 6-month periods, the Index has returned 13.2% and 1%, respectively, versus S&P 500 Index returns of a 5.9% increase and 6.7% decline.

Sectors that performed well during the first half of 2001 were Consumer Cyclicals, Capital Goods, and Consumer Staples, with returns of 11.4%, 9.9%, and 7.3%, respectively. Sectors that performed poorly during the first half of the year included Energy, Utilities, and Technology, down 14.5%, 8.4%, 3.8%, respectively.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      May 3, 1999
      Total Net Assets:                                    $20.9 Million
      Number of Equity Holdings:                           400
      Median Cap Size:                                     $1,837 Million
      Average Price-to-earnings Ratio:                     21.73x
      Average Price-to-book Ratio:                         2.64x
      Dividend Yield:                                      0.95%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT S&P MIDCAP 400 INDEX PORTFOLIO -
      AVERAGE ANNUAL TOTAL RETURN
1-Year                                   Since Inception
7.98%                                             12.76%

Past performance is not predictive of future results. Separate account expenses are not included.

        SUMMIT S&P MIDCAP 400  S&P MIDCAP 400
           INDEX PORTFOLIO         INDEX
Apr-99                $10,000         $10,000
May-99                 $9,930         $10,043
Jun-99                $10,430         $10,580
Jul-99                $10,180         $10,354
Aug-99                 $9,830          $9,999
Sep-99                 $9,500          $9,691
Oct-99                 $9,960         $10,184
Nov-99                $10,480         $10,719
Dec-99                $11,114         $11,355
Jan-00                $10,782         $11,036
Feb-00                $11,556         $11,808
Mar-00                $12,513         $12,796
Apr-00                $11,992         $12,349
May-00                $11,851         $12,196
Jun-00                $12,003         $12,375
Jul-00                $12,187         $12,570
Aug-00                $13,551         $13,974
Sep-00                $13,443         $13,878
Oct-00                $12,966         $13,408
Nov-00                $12,003         $12,396
Dec-00                $12,891         $13,343
Jan-01                $13,172         $13,641
Feb-01                $12,405         $12,863
Mar-01                $11,480         $11,908
Apr-01                $12,731         $13,221
May-01                $13,029         $13,529
Jun-01                $12,961         $13,475

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P MidCap 400 Depositary Receipts                           3.83%
      Genzyme Corp.                                                1.26%
      IDEC Pharmaceuticals                                         1.08%
      SunGuard Data Systems                                        0.85%
      IVAX Corp.                                                   0.83%
      Electronic Arts                                              0.83%
      Millennium Pharmaceuticals                                   0.82%
      M&T Bank Corp.                                               0.78%
      Quest Diagnostics                                            0.74%
      DST Systems Inc.                                             0.69%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                    18.4%
Finance                       16.5%
Consumer Services             13.5%
Health Care                   12.8%
Public Utilities               8.2%
Short-Term, Futures, & Other   6.1%
Energy                         5.5%
Consumer Non-Durables          4.8%
Basic Industries               4.6%
Capital Goods                  4.5%
Consumer Durables              3.5%
Transportation                 1.6%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO

OBJECTIVE - Seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

STRATEGY - The Summit Pinnacle Balanced Index Portfolio will invest approximately 60% of its nets assets in a portfolio of stocks included in the S&P 500 Index and in futures of the Index, and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index.

MANAGER'S COMMENTS:

On a total return basis, the Summit Pinnacle Balanced Index Portfolio (the "Portfolio") declined 3.0% for the six-month period ended June 30, 2001. The objective of the Portfolio is to produce investment results, with respect to 60% of its assets that correspond to the total return performance of the S&P 500 Index, and, with respect to 40% of its assets, investment results that correspond to the total return performance of the Lehman Brothers Aggregate Bond Index.

The S&P 500 Index declined 6.7% during the period, which more than offset the 3.6% gain registered by the Lehman Brothers Aggregate Bond Index, due to the relative weightings accorded each of the indices in the Portfolio.

The volatility of the equity markets during the first half of the year was tempered by the Portfolio's fixed income exposure. The S&P 500 Index fell almost 12% in the first quarter, only to rebound with a 5.9% gain in the second quarter. Almost half of the S&P 500 Index's return for the six-month period can be attributed to its largest sector, Technology, which declined 8.5% during the period. The positive return of the Lehman Brothers Aggregate Bond Index came amidst a backdrop of declining interest rates. The Fed Funds rate, which stood at 6.5% at the beginning of the year, was reduced by 275 basis points to 3.75% in an aggressive attempt by the Federal Reserve to jump-start the economy.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      May 3, 1999
      Total Net Assets:                                    $13.5 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $8,413 Million
      Average Price-to-earnings Ratio:                     23.52x
      Average Price-to-book Ratio:                         3.61x
      Dividend Yield:                                      1.26%
      Number of Fixed Income Holdings:                     14
      Average Duration:                                    4.92
      Average Maturity                                     14.3
      Average Credit Quality                               AAA
      Current Yield                                        6.17%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT BALANCED INDEX PORTFOLIO -
   AVERAGE ANNUAL TOTAL RETURN
1-Year                             Since Inception
-5.53%                                       0.41%

Past performance is not predictive of future results. Separate account expenses are not included.

        SUMMIT BALANCED  S&P 500  LEHMAN BROTHERS AGGREGATE
        INDEX PORTFOLIO   INDEX          BOND INDEX
Apr-99          $10,000  $10,000                    $10,000
May-99           $9,740   $9,764                     $9,912
Jun-99          $10,050  $10,306                     $9,880
Jul-99           $9,840   $9,985                     $9,839
Aug-99           $9,810   $9,936                     $9,834
Sep-99           $9,690   $9,663                     $9,948
Oct-99          $10,076  $10,275                     $9,985
Nov-99          $10,197  $10,484                     $9,984
Dec-99          $10,531  $11,101                     $9,936
Jan-00          $10,187  $10,544                     $9,903
Feb-00          $10,108  $10,344                    $10,023
Mar-00          $10,743  $11,356                    $10,155
Apr-00          $10,559  $11,014                    $10,126
May-00          $10,418  $10,788                    $10,121
Jun-00          $10,678  $11,054                    $10,332
Jul-00          $10,613  $10,881                    $10,426
Aug-00          $11,067  $11,557                    $10,577
Sep-00          $10,743  $10,947                    $10,643
Oct-00          $10,743  $10,901                    $10,714
Nov-00          $10,299  $10,041                    $10,889
Dec-00          $10,397  $10,090                    $11,091
Jan-01          $10,678  $10,449                    $11,273
Feb-01          $10,112   $9,497                    $11,371
Mar-01           $9,742   $8,896                    $11,428
Apr-01          $10,168   $9,586                    $11,380
May-01          $10,234   $9,650                    $11,448
Jun-01          $10,088   $9,416                    $11,492

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      S&P 500 Depositary Receipts                                  3.39%
      General Electric                                             2.44%
      Microsoft Corp.                                              1.95%
      Exxon Mobil Corp.                                            1.49%
      Citigroup Inc.                                               1.32%
      Pfizer, Inc.                                                 1.25%
      AOL Time Warner Inc.                                         1.16%
      Wal-Mart Stores                                              1.08%
      American International Group                                 1.01%
      Intel Corp.                                                  0.99%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                   54.5%
Treasuries & Agency Notes     18.1%
Mortgage-Backed Securities    10.9%
Corporate Bonds               10.1%
Short-Term, Futures, & Other   6.4%

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                   NASDAQ-100 INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

STRATEGY - The Summit Pinnacle Nasdaq-100 Index Portfolio will remain fully invested in stocks included in the Nasdaq-100 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Pinnacle Nasdaq-100 Index Portfolio (the "Portfolio") is to replicate the performance of the Nasdaq-100 Index, minimizing the difference between the return of the Portfolio and that of the Index before fees and expenses. During the six month period ended June 30, 2001, the Portfolio declined 22.2%. Comparatively, the Index declined 21.8%.

The weakness in the Index, which we began to see in the second quarter of last year, continued throughout the first half of 2001. During the last twelve months, the Index has dropped 51.4%, further eroding the stellar gains of 85.5% in 1998, and 102.1% in 1999. Corporate spending on technology hardware and software continued to be pared back during the first half of 2001, further reducing the earnings prospects of many Index constituents. We have continued to see earnings shortfalls by many of the tech "bellwethers" into the third quarter.

Solid gains by some of the larger technology names, such as Microsoft, eBay, and Dell up 68.3%, 107.6%, and 50%, respectively, were not sufficient to offset declines in the other Index constituents. Ironically, the largest Index decliners were last years biggest gainers. Examples include: Juniper Networks, down 75.3%, JDS Uniphase, down 70%, and Exodus Communications, down almost 90%.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 27, 2000
      Total Net Assets:                                    $12.3 Million
      Number of Holdings:                                  100
      Median Cap Size:                                     $8,008 Million
      Average Price-to-earnings Ratio:                     59.54x
      Average Price-to-book Ratio:                         3.84x
      Dividend Yield:                                      0.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT NASDAQ-100 INDEX PORTFOLIO -
           TOTAL RETURN
1-Year                               Since Inception
-51.63%                                      -42.64%

Past performance is not predictive of future results. Separate account expenses are not included.

        SUMMIT NASDAQ-100 INDEX  NASDAQ-100
               PORTFOLIO           INDEX
Mar-00                  $10,000     $10,000
Apr-00                  $10,760     $10,763
May-00                   $9,470      $9,482
Jun-00                  $10,730     $10,737
Jul-00                  $10,300     $10,296
Aug-00                  $11,630     $11,633
Sep-00                  $10,170     $10,187
Oct-00                   $9,360      $9,365
Nov-00                   $7,150      $7,152
Dec-00                   $6,670      $6,681
Jan-01                   $7,380      $7,399
Feb-01                   $5,420      $5,446
Mar-01                   $4,470      $4,490
Apr-01                   $5,270      $5,295
May-01                   $5,110      $5,137
Jun-01                   $5,190      $5,224

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      Microsoft Corp.                                              9.18%
      Intel Corp.                                                  4.68%
      Nasdaq 100 Shares                                            3.90%
      QUALCOMM Inc.                                                3.64%
      Cisco Systems                                                3.23%
      Oracle Corp.                                                 3.02%
      Amgen                                                        2.02%
      Veritas Software                                             1.82%
      Dell Computer Corp                                           1.70%
      Siebel Systems, Inc.                                         1.68%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             61.0%
Short-Term & Other     16.3%
Heath Care              9.1%
Consumer Services       8.7%
Public Utilities        2.3%
Capital Goods           1.7%
Consumer Non-Durables   0.6%
Basic Industries        0.3%

    "Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the "Index").

STRATEGY - The Summit Pinnacle Russell 2000 Small Cap Index Portfolio (the "Portfolio") will remain fully invested in stocks included in the Russell 2000 Index and in futures contracts on the Index. The cash position will be held in highly liquid market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Pinnacle Russell 2000 Small Cap Index Portfolio (the "Portfolio") is to replicate the performance of the Russell 2000 Index, minimizing the difference between the return of the Portfolio and that of the Index before fees and expenses. The Russell 2000 constituents represent the smallest 2000 companies within the Russell 3000. The Russell 2000 Index is a popular proxy for the small cap sector of the equity markets, with a median market capitalization of approximately $500 million. During the period, the Summit Russell 2000 Index Portfolio returned 6.9% versus the Russell 2000 Index, which returned 7.0%.

In an effort to stimulate the sluggish domestic economy, the Federal Reserve started cutting interest rates in early 2001. This period of easing has proven to be one of the most aggressive in history. In total, the Fed cut the Federal Funds rate by 275 basis points in six months - from 6.5% to 3.75%. Generally, smaller capitalization companies outperform during a period of aggressive Fed easing. Accordingly, we have seen the Index outperform the larger capitalization benchmarks. During the past quarter and six months, the Index has returned a 14.4% and 7.0% increase, respectively, versus the S&P 500 Index, which returned a 5.9%increase and a 6.7% decline, respectively.

From a relative performance standpoint, the top performing sectors were Consumer Cyclicals and Financials up 11.2%, and 5.3% respectively. Detracting from performance for the period were the Energy and Technology sectors, down 20.5% and 10.2%, respectively.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 27, 2000
      Total Net Assets:                                    $18.4 Million
      Number of Equity Holdings:                           1,851
      Median Cap Size:                                     $470 Million
      Average Price-to-earnings Ratio:                     35.42x
      Average Price-to-book Ratio:                         2.12x
      Dividend Yield:                                      1.38%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT RUSSELL 2000 SMALL CAP
      INDEX PORTFOLIO -
Total Return
1-Year                         Since Inception
0.63%                                    6.05%

Past performance is not predictive of future results. Separate account expenses are not included.

        SUMMIT RUSSELL 2000 INDEX  RUSSELL 2000
                PORTFOLIO             INDEX
Mar-00                    $10,000       $10,000
Apr-00                    $10,440       $10,456
May-00                     $9,850        $9,846
Jun-00                    $10,650       $10,707
Jul-00                    $10,330       $10,372
Aug-00                    $11,101       $11,158
Sep-00                    $10,770       $10,828
Oct-00                    $10,299       $10,345
Nov-00                     $9,265        $9,283
Dec-00                    $10,039       $10,086
Jan-01                    $10,562       $10,610
Feb-01                     $9,886        $9,915
Mar-01                     $9,412        $9,430
Apr-01                    $10,128       $10,168
May-01                    $10,369       $10,418
Jun-01                    $10,718       $10,777

                                TOP 10 HOLDINGS

                                                             (% OF PORTFOLIO)
                                                           --------------------
      iShares Russell 2000 Index Fund                              2.10%
      TriQuint Semiconductor Inc.                                  0.21%
      Novell, Inc.                                                 0.21%
      LifePoint Hospitals Inc.                                     0.19%
      Ascential Software Corp.                                     0.19%
      IndyMac Bancorp, Inc.                                        0.19%
      Incyte Genomics Inc.                                         0.18%
      Colonial BancGroup, Inc.                                     0.18%
      Electronics for Imaging, Inc.                                0.18%
      Fisher Scientific International Inc.                         0.18%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                     18.4%
Technology                    17.8%
Consumer Non-Cyclical         17.7%
Industrial                    14.6%
Consumer Cyclical             14.3%
Communications                 4.0%
Utilities                      3.7%
Energy                         3.3%
Basic Materials                3.1%
Short-Term, Futures, & Other   3.0%
Diversified                    0.1%

    The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

                                                                                        S&P MIDCAP
                                                 ZENITH        BOND      S&P 500 INDEX   400 INDEX
                                                PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                               -----------  -----------  -------------  -----------
ASSETS
  Investments in securities, at value
    (cost $47,571,741; $25,654,135;
    $72,210,946; $19,145,210)                  $53,791,076  $25,257,498  $106,752,568   $20,962,717
Cash                                                    --           --           484            --
  Receivables:
    Shares sold                                      5,374           --            --        17,350
    Securities sold                                743,493           --         7,704         3,594
    Interest and dividends                          71,881      399,763        83,072        16,312
  Variation margin                                      --           --         3,525         6,250
  Receivable from Adviser                               --           --            --        24,446
  Prepaid expenses and other                         2,199        1,569         3,749           400
                                               -----------  -----------  ------------   -----------
                                                54,614,023   25,658,830   106,851,102    21,031,069
                                               -----------  -----------  ------------   -----------
LIABILITIES
  Payables:
    Investment securities purchased                542,613      240,179       113,801       112,733
    Shares redeemed                                  7,419       15,370         6,794         2,832
    Bank overdraft                                      --           --            --            62
    Investment advisory fees                        28,861       10,370        26,600            --
    Custodian and portfolio accounting fees          5,335        7,957        23,880        14,200
    Professional fees                                6,765        6,284         6,484         5,084
    Variation margin                                    --           --            --            --
    Other accrued expenses                           3,962        2,144        12,335         3,117
    Deferred directors' compensation                    --      142,362            --            --
                                               -----------  -----------  ------------   -----------
                                                   594,955      424,666       189,894       138,028
                                               -----------  -----------  ------------   -----------
NET ASSETS
  Paid-in capital                               50,383,278   31,495,082    72,250,216    20,027,156
  Distributions in excess of net investment
    income                                              --     (519,453)           --            --
  Undistributed net investment
    income / (loss)                                115,192           --       127,335        16,110
  Distributions in excess of realized gains             --           --      (187,671)   (1,003,621)
  Accumulated net realized gain / (loss) on
    investments and futures contracts           (2,698,737)  (5,344,828)      (36,094)       36,989
  Net unrealized
    appreciation / (depreciation) on
    investments, futures contracts, and
    translation of assets and liabilities in
    foreign currencies                           6,219,335     (396,637)   34,507,422     1,816,407
                                               -----------  -----------  ------------   -----------
                                               $54,019,068  $25,234,164  $106,661,208   $20,893,041
                                               ===========  ===========  ============   ===========
Shares authorized ($.10) par value              40,000,000   30,000,000    30,000,000    30,000,000

Shares outstanding                               3,324,067    2,699,624     6,652,729     2,197,002

Net asset value, offering and redemption
  price per share                                   $16.25        $9.35        $16.03         $9.51

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2001 (UNAUDITED)

                                     BALANCED INDEX  NASDAQ-100 INDEX  RUSSELL 2000 SMALL CAP
                                       PORTFOLIO        PORTFOLIO         INDEX PORTFOLIO
                                     --------------  ----------------  ----------------------
ASSETS
  Investments in securities, at
     value
     (cost $13,816,919;
     $17,415,030; $21,626,352)        $13,490,483      $12,256,242          $21,828,359
  Cash                                         34               --                  195
  Receivables:
    Shares sold                             3,102           44,086                2,072
    Securities sold                           560               --            4,067,682
    Interest and dividends                 69,793            1,549               21,783
  Variation margin                          1,175           38,000               70,700
  Receivable from Adviser                      --            1,878                6,016
  Prepaid expenses and other                8,014            2,563                  377
                                      -----------      -----------          -----------
                                       13,573,161       12,344,318           25,997,184
                                      -----------      -----------          -----------
LIABILITIES
  Payables:
    Investment securities purchased         7,986           13,481            7,508,156
    Shares redeemed                            15            2,475                  513
    Bank overdraft                             --               --                   --
    Investment advisory fees                3,043               --                   --
    Custodian and portfolio
       accounting fees                     11,585            8,093               30,306
    Professional fees                       4,801            5,667               10,119
    Variation margin                           --               --                   --
    Other accrued expenses                  1,677            3,031                4,794
    Deferred directors'
       compensation                            --               --                   --
                                      -----------      -----------          -----------
                                           29,107           32,747            7,553,888
                                      -----------      -----------          -----------
NET ASSETS
  Paid-in capital                      13,888,332       18,890,824           18,231,169
  Distributions in excess of net
     investment income                         --               --                   --
  Undistributed net investment
     income / (loss)                       48,791           (1,645)              28,241
  Distributions in excess of
     realized gains                       (61,778)              --             (100,147)
  Accumulated net realized
     gain / (loss) on investments
     and futures contracts                  6,545       (1,374,950)              59,176
  Net unrealized appreciation /
     (depreciation) on investments,
     futures contracts, and
     translation of assets and
     liabilities in foreign
     currencies                          (337,836)      (5,202,658)             224,857
                                      -----------      -----------          -----------
                                      $13,544,054      $12,311,571          $18,443,296
                                      ===========      ===========          ===========
Shares authorized ($.10) par value     30,000,000       30,000,000           30,000,000

Shares outstanding                      1,512,810        2,372,418            1,815,786

Net asset value, offering and
   redemption price per share               $8.95            $5.19               $10.16

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                     STATEMENTS OF OPERATIONS

For the six months ended June 30, 2001 (Unaudited)

                                                                        S&P MIDCAP
                                  ZENITH       BOND     S&P 500 INDEX    400 INDEX
                                 PORTFOLIO   PORTFOLIO    PORTFOLIO      PORTFOLIO
                                -----------  ---------  --------------  -----------
INVESTMENT INCOME
  Interest                      $    97,343  $ 869,883   $    18,650     $  38,436
  Dividends (net of foreign
     withholding taxes
     of $0, $0, $3,965; $0)         580,602         --       654,521        80,912
                                -----------  ---------   -----------     ---------
                                    677,945    869,883       673,171       119,348
                                -----------  ---------   -----------     ---------
EXPENSES
  Investment advisory fees          171,460     64,089       164,421        25,928
  Custodian fees and expenses         6,516      3,620        22,532        25,505
  Portfolio accounting fees          12,426     20,272        19,536        18,462
  Professional fees                   5,994      5,195         5,973         4,187
  Directors' fees                     4,103      1,720         9,592         1,177
  Transfer agent fees                 2,630      3,077         3,394         1,448
  Other                               6,041      6,973        21,808         2,740
                                -----------  ---------   -----------     ---------
                                    209,170    104,946       247,256        79,447
  Expense reimbursement and
     waivers                        (13,591)   (15,773)      (10,806)      (28,420)
                                -----------  ---------   -----------     ---------
                                    195,579     89,173       236,450        51,027
                                -----------  ---------   -----------     ---------
NET INVESTMENT INCOME / (LOSS)      482,366    780,710       436,721        68,321
                                -----------  ---------   -----------     ---------

REALIZED AND UNREALIZED GAIN /
  (LOSS)
  Net realized gain / (loss)
     on investments               2,171,240   (206,598)       45,621        40,304
  Net realized gain / (loss)
     on futures contracts                --         --       (81,715)       (3,315)
                                -----------  ---------   -----------     ---------
                                  2,171,240   (206,598)      (36,094)       36,989
                                -----------  ---------   -----------     ---------

  Net change in unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     translation of assets and
     liabilities in foreign
     currencies                   1,593,362    265,314    (8,381,078)       86,385
                                -----------  ---------   -----------     ---------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                  3,764,602     58,716    (8,417,172)      123,374
                                -----------  ---------   -----------     ---------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS   $ 4,246,968  $ 839,426   $(7,980,451)    $ 191,695
                                ===========  =========   ===========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF OPERATIONS

For the six months ended June 30, 2001 (Unaudited)

                                     BALANCED INDEX   NASDAQ-100 INDEX   RUSSELL 2000 SMALL CAP
                                        PORTFOLIO         PORTFOLIO          INDEX PORTFOLIO
                                     ---------------  -----------------  -----------------------
INVESTMENT INCOME
  Interest                              $ 144,829        $    26,538           $   46,208
  Dividends (net of foreign
     withholding taxes
     of $282; $40; $00)                    47,991              1,793              100,275
                                        ---------        -----------           ----------
                                          192,820             28,331              146,483
                                        ---------        -----------           ----------
EXPENSES
  Investment advisory fees                 20,407             16,140               27,953
  Custodian fees and expenses               5,926              4,739               19,910
  Portfolio accounting fees                20,129             15,138               28,631
  Professional fees                         4,486              5,226                8,925
  Directors' fees                           1,307                900                1,348
  Transfer agent fees                         924              1,412                1,468
  Other                                     2,526              4,384                5,626
                                        ---------        -----------           ----------
                                           55,705             47,939               93,861
  Expense reimbursement                   (15,421)           (17,963)             (33,968)
                                        ---------        -----------           ----------
                                           40,284             29,976               59,893
                                        ---------        -----------           ----------
NET INVESTMENT INCOME / (LOSS)            152,536             (1,645)              86,590
                                        ---------        -----------           ----------

REALIZED AND UNREALIZED GAIN /
  (LOSS)
  Net realized gain / (loss) on
     investments                           (1,845)          (215,467)             (32,824)
  Net realized gain / (loss) on
     futures contracts                      8,390           (423,970)              92,000
                                        ---------        -----------           ----------
                                            6,545           (639,437)              59,176
                                        ---------        -----------           ----------

  Net change in unrealized
     appreciation / (depreciation)
     on investments, futures
     contracts, and translation of
     assets and liabilities in
     foreign currencies                  (573,619)        (1,710,303)             937,064
                                        ---------        -----------           ----------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                         (567,074)        (2,349,740)             996,240
                                        ---------        -----------           ----------

NET INCREASE / (DECREASE) IN NET
   ASSETS FROM OPERATIONS               $(414,538)       $(2,351,385)          $1,082,830
                                        =========        ===========           ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS

                                     ZENITH PORTFOLIO                       BOND PORTFOLIO
                           ------------------------------------  ------------------------------------
                              FOR THE SIX                           FOR THE SIX
                             MONTHS ENDED          FOR THE         MONTHS ENDED          FOR THE
                               JUNE 30,          YEAR ENDED          JUNE 30,          YEAR ENDED
                              (UNAUDITED)       DECEMBER 31,        (UNAUDITED)       DECEMBER 31,
                           -----------------  -----------------  -----------------  -----------------
                                 2001               2000               2001               2000
                           -----------------  -----------------  -----------------  -----------------
OPERATIONS
  Net investment income /
     (loss)                   $   482,366       $    933,516        $   780,710       $  2,785,999
  Net realized gain /
     (loss) on
     investments and
     futures                    2,171,240         10,621,896           (206,598)        (4,749,628)
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts          1,593,362            848,305            265,314          4,621,215
                              -----------       ------------        -----------       ------------
                                4,246,968         12,403,717            839,426          2,657,586
                              -----------       ------------        -----------       ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (499,341)          (954,004)        (1,163,914)        (3,868,665)
  In excess of net
     investment income                 --                 --           (519,374)          (136,250)
  Net realized gain on
     investments                       --                 --                 --                 --
  Return of capital                    --                 --                 --           (824,432)
                              -----------       ------------        -----------       ------------
                                 (499,341)          (954,004)        (1,683,288)        (4,829,347)
                              -----------       ------------        -----------       ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       1,490,370          1,165,609          3,206,914          4,062,951
  Reinvestment of
     distributions                499,341            954,004          1,683,288          4,829,347
  Payments for shares
     redeemed in the
     formation of the
     Apex Series                       --        (54,900,222)                --        (70,654,226)
  Payments for shares
     redeemed                  (2,203,161)       (32,628,569)        (1,613,970)       (11,692,253)
                              -----------       ------------        -----------       ------------
                                 (213,450)       (85,409,178)         3,276,232        (73,454,181)
                              -----------       ------------        -----------       ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS                3,534,177        (73,959,465)         2,432,370        (75,625,942)

NET ASSETS
  Beginning of period          50,484,891        124,444,356         22,801,794         98,427,736
                              -----------       ------------        -----------       ------------
  End of period               $54,019,068       $ 50,484,891        $25,234,164       $ 22,801,794
                              ===========       ============        ===========       ============
UNDISTRIBUTED NET
   INVESTMENT INCOME          $   115,192       $    132,166        $        --       $         --
                              ===========       ============        ===========       ============
FUND SHARE TRANSACTIONS
  Sold                             95,063             85,985            332,943            423,015
  Reinvestment of
     distributions                 30,960             76,607            123,808            518,247
  Shares redeemed in the
     formation of the
     Apex Series                       --         (4,100,091)                --         (6,856,918)
  Redeemed                       (140,796)        (2,588,395)          (167,343)        (1,171,298)
                              -----------       ------------        -----------       ------------
    Net increase /
       (decrease) from
       fund share
       transactions               (14,773)        (6,525,894)           289,408         (7,086,954)
                              ===========       ============        ===========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF CHANGES IN NET ASSETS

                                                                 S&P MIDCAP
                           S&P 500 INDEX PORTFOLIO               400 INDEX PORTFOLIO
                           ------------------------------------  ------------------------------------
                              FOR THE SIX                           FOR THE SIX
                             MONTHS ENDED          FOR THE         MONTHS ENDED          FOR THE
                               JUNE 30,          YEAR ENDED          JUNE 30,          YEAR ENDED
                              (UNAUDITED)       DECEMBER 31,        (UNAUDITED)       DECEMBER 31,
                           -----------------  -----------------  -----------------  -----------------
                                 2001               2000               2001               2000
                           -----------------  -----------------  -----------------  -----------------
OPERATIONS
  Net investment income /
     (loss)                  $    436,721       $  1,319,749        $    68,321        $   221,227
  Net realized gain /
     (loss) on
     investments and
     futures                      (36,094)        18,159,780             36,989          3,469,452
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts         (8,381,078)       (27,904,862)            86,385           (360,394)
                             ------------       ------------        -----------        -----------
                               (7,980,451)        (8,425,333)           191,695          3,330,285
                             ------------       ------------        -----------        -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (309,386)        (1,741,824)           (69,655)          (277,425)
  In excess of net
     investment income                 --                 --                 --                 --
  Net realized gain on
     investments              (17,722,841)        (1,778,560)        (3,370,956)        (1,156,833)
  Return of capital                    --                 --                 --                 --
                             ------------       ------------        -----------        -----------
                              (18,032,227)        (3,520,384)        (3,440,611)        (1,434,258)
                             ------------       ------------        -----------        -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       4,917,521         21,684,338          6,245,622         12,736,037
  Reinvestment of
     distributions             18,032,227          3,520,384          3,440,611          1,434,258
  Payments for shares
     redeemed in the
     formation of the
     Apex Series                       --       (164,731,938)                --        (18,434,630)
  Payments for shares
     redeemed                  (4,378,785)       (18,556,229)          (598,700)        (6,540,640)
                             ------------       ------------        -----------        -----------
                               18,570,963       (158,083,445)         9,087,533        (10,804,975)
                             ------------       ------------        -----------        -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS               (7,441,715)      (170,029,162)         5,838,617         (8,908,948)

NET ASSETS
  Beginning of period         114,102,923        284,132,085         15,054,424         23,963,372
                             ------------       ------------        -----------        -----------
  End of period              $106,661,208       $114,102,923        $20,893,041        $15,054,424
                             ============       ============        ===========        ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                    $    127,335       $         --        $    16,110        $    17,444
                             ============       ============        ===========        ===========
FUND SHARE TRANSACTIONS
  Sold                            283,020            968,735            632,388          1,107,335
  Reinvestment of
     distributions              1,087,172            166,345            366,908            135,758
  Shares redeemed in the
     formation of the
     Apex Series                       --         (7,039,826)                --         (1,566,239)
  Redeemed                       (260,055)          (842,666)           (65,865)          (584,542)
                             ------------       ------------        -----------        -----------
    Net increase /
       (decrease) from
       fund share
       transactions             1,110,137         (6,747,412)           933,431           (907,688)
                             ============       ============        ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                           NASDAQ-100 INDEX
                                 BALANCED INDEX PORTFOLIO                     PORTFOLIO
                           ------------------------------------  ------------------------------------
                              FOR THE SIX                           FOR THE SIX
                             MONTHS ENDED          FOR THE         MONTHS ENDED          FOR THE
                               JUNE 30,          YEAR ENDED          JUNE 30,          YEAR ENDED
                              (UNAUDITED)       DECEMBER 31,        (UNAUDITED)       DECEMBER 31,
                           -----------------  -----------------  -----------------  -----------------
                                 2001               2000               2001               2000
                           -----------------  -----------------  -----------------  -----------------
OPERATIONS
  Net investment income /
     (loss)                   $   152,536       $    724,316        $    (1,645)       $   (12,893)
  Net realized gain /
     (loss) on
     investments and
     futures                        6,545          1,689,640           (639,437)          (735,513)
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts           (573,619)        (1,955,863)        (1,710,303)        (3,492,355)
                              -----------       ------------        -----------        -----------
                                 (414,538)           458,093         (2,351,385)        (4,240,761)
                              -----------       ------------        -----------        -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (103,745)        (1,110,444)                --                 --
  In excess of net
     investment income                 --                 --                 --                 --
  Net realized gain on
     investments                 (450,055)          (298,336)                --                 --
  Return of capital                    --                 --                 --                 --
                              -----------       ------------        -----------        -----------
                                 (553,800)        (1,408,780)                --                 --
                              -----------       ------------        -----------        -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                         531,204          1,957,389          7,212,356         14,432,630
  Reinvestment of
     distributions                553,800          1,408,780                 --                 --
  Payments for shares
     redeemed in the
     formation of the
     Apex Series                       --        (35,685,686)                --                 --
  Payments for shares
     redeemed                    (906,962)        (8,103,362)        (1,126,477)        (1,614,792)
                              -----------       ------------        -----------        -----------
                                  178,042         40,422,879          6,085,879         12,817,838
                              -----------       ------------        -----------        -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                 (790,296)       (41,373,566)         3,734,494          8,577,077

NET ASSETS
  Beginning of period          14,334,350         55,707,916          8,577,077                 --
                              -----------       ------------        -----------        -----------
  End of period               $13,544,054       $ 14,334,350        $12,311,571        $ 8,577,077
                              ===========       ============        ===========        ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME          $    48,791       $         --        $    (1,645)       $        --
                              ===========       ============        ===========        ===========
FUND SHARE TRANSACTIONS
  Sold                             57,611            195,720          1,299,802          1,451,721
  Reinvestment of
     distributions                 60,708            146,090                 --                 --
  Shares redeemed in the
     formation of the
     Apex Series                       --         (3,401,369)
  Redeemed                        (96,520)          (800,917)          (213,588)          (165,517)
                              -----------       ------------        -----------        -----------
    Net increase /
       (decrease) from
       fund share
       transactions                21,799         (3,860,476)         1,086,214          1,286,204
                              ===========       ============        ===========        ===========

                                    RUSSELL 2000 SMALL
                                   CAP INDEX PORTFOLIO
                           ------------------------------------
                              FOR THE SIX
                             MONTHS ENDED          FOR THE
                               JUNE 30,          YEAR ENDED
                              (UNAUDITED)       DECEMBER 31,
                           -----------------  -----------------
                                 2001               2000
                           -----------------  -----------------
OPERATIONS
  Net investment income /
     (loss)                   $    86,590        $   119,466
  Net realized gain /
     (loss) on
     investments and
     futures                       59,176            622,917
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts            937,064           (712,207)
                              -----------        -----------
                                1,082,830             30,176
                              -----------        -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (100,415)           (77,400)
  In excess of net
     investment income                 --                 --
  Net realized gain on
     investments                 (723,064)                --
  Return of capital                    --                 --
                              -----------        -----------
                                 (823,479)           (77,400)
                              -----------        -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       3,931,285         16,815,256
  Reinvestment of
     distributions                823,479             77,400
  Payments for shares
     redeemed in the
     formation of the
     Apex Series                       --                 --
  Payments for shares
     redeemed                  (2,676,313)          (739,938)
                              -----------        -----------
                                2,078,451         16,152,718
                              -----------        -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                2,337,802         16,105,494
NET ASSETS
  Beginning of period          16,105,494                 --
                              -----------        -----------
  End of period               $18,443,296        $16,105,494
                              ===========        ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME          $    28,241        $    42,066
                              ===========        ===========
FUND SHARE TRANSACTIONS
  Sold                            405,204          1,674,298
  Reinvestment of
     distributions                 84,972              7,601
  Shares redeemed in the
     formation of the
     Apex Series
  Redeemed                       (286,184)           (70,105)
                              -----------        -----------
    Net increase /
       (decrease) from
       fund share
       transactions               203,992          1,611,794
                              ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                   ZENITH PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

COMMON STOCKS - 97.13%

                                             SHARES          VALUE

                                                ------------------
BASIC INDUSTRIES - 5.57%
  Alcoa Inc.                                 12,600  $     496,440
  Corning Corp.*                             36,700        613,257
  Dow Chemical                               22,700        754,775
  Du Pont (E.I.) Demours and Company         23,700      1,143,288
                                                     -------------
                                                         3,007,760
                                                     -------------
CAPITAL GOODS - 8.12%
  Minnesota Mining & Manufacturing            4,600        524,860
  Caterpillar Inc.                           14,100        705,705
  Deere & Co.                                33,300      1,260,405
  ITT Industries, Inc.                       16,500        730,125
  SPX Corp.*                                  9,300      1,164,174
                                                     -------------
                                                         4,385,269
                                                     -------------
CONSUMER NON-DURABLE - 5.44%
  McDonald's Corp.                           43,600      1,179,816
  PepsiCo Inc.                               20,700        914,940
  Sara Lee Corp.                             44,500        842,830
                                                     -------------
                                                         2,937,586
                                                     -------------
CONSUMER SERVICES - 5.53%
  Gannett Co.                                20,900      1,377,310
  Goodrich Corp.*                            11,900        451,962
  Knight-Ridder Inc.                         19,500      1,156,350
                                                     -------------
                                                         2,985,622
                                                     -------------
ENERGY - 10.71%
  Conoco Inc.                                44,000      1,240,800
  Emerson Electric Co.                       17,800      1,076,900
  Schlumberger Ltd.                          24,200      1,274,130
  Texaco Inc.                                14,700        979,020
  USX-Marathon Group                         41,200      1,215,812
                                                     -------------
                                                         5,786,662
                                                     -------------
FINANCIAL - 27.13%
  American Express                           31,000      1,202,800
  Bank of America Corp.                      17,800      1,068,534
  Charter One Financial                      34,100      1,087,790
  Chubb Corp.                                12,100        936,903
  Edwards (A.G.), Inc.                       29,600      1,332,000
  First Union Corp.                          31,300      1,093,622
  FleetBoston Financial                      41,552      1,639,226
  Hartford Financial Services                 8,600        588,240
  J.P. Morgan Chase & Co.                    27,050      1,206,430
  KeyCorp                                    45,600      1,187,880
  Lincoln National Corporation               21,400      1,107,450
  Washington Mutual, Inc.                    29,700      1,115,235
  XL Capital Limited                         13,300      1,091,930
                                                     -------------
                                                        14,658,040
                                                     -------------
                                             SHARES          VALUE

                                                ------------------
HEALTH CARE - 6.85%
  Beckman Coulter Inc.                       30,000  $   1,224,000
  Bristol-Meyer Squibb                       15,100        789,730
  Johnson & Johnson                          20,000      1,000,000
  Schering-Plough                            18,900        684,936
                                                     -------------
                                                         3,698,666
                                                     -------------
PUBLIC UTILITIES - 15.91%
  Ameren Corp.                               29,800      1,272,460
  BellSouth Corp.                            31,100      1,252,397
  CINenrgy Corp.                             32,500      1,135,875
  Kansas City Power & Light                  54,900      1,347,795
  SBC Communications, Inc.                   28,900      1,157,734
  SCANA Corp.                                46,223      1,312,734
  Verizon Communications                     20,800      1,112,800
                                                     -------------
                                                         8,591,795
                                                     -------------
TECHNOLOGY - 10.85%
  International Business Machines
     Corporation                              9,300      1,050,900
  Microsoft Corp.*                            7,600        554,800
  Motorola Inc.                              61,400      1,016,784
  NCR Corp.*                                 26,200      1,231,400
  Raytheon Co.                               42,900      1,138,995
  Sabre Holdings Corporation*                17,406        870,300
                                                     -------------
                                                         5,863,179
                                                     -------------
TRANSPORTATION - 1.02%
  FedEx Corporation*                         13,700        550,740
                                                     -------------
    Total Common Stocks
       (cost $46,245,984)                               52,465,319
                                                     -------------

SHORT-TERM INVESTMENTS - 2.45%

                                          PRINCIPAL          VALUE

                                                ------------------
VARIABLE RATE DEMAND NOTES(1) - 2.45%
  Firstar Bank (3.500% due 12/31/31)      $1,325,757 $   1,325,757
                                                     -------------
    Total Short-Term Investments
       (cost $1,325,757)                                 1,325,757
                                                     -------------
TOTAL INVESTMENTS - 99.58%
   (cost $47,571,741)(2)                                53,791,076
                                                     -------------
OTHER ASSETS AND LIABILITIES - .42%                        227,992
                                                     -------------
TOTAL NET ASSETS - 100%                              $  54,019,068
                                                     =============

-------------

 *   Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of June 30, 2001 was $7,482,090 and ($1,262,755) respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                    SUMMIT MUTUAL FUND, INC. - PINNACLE SERIES
   BOND PORTFOLIO                                     SCHEDULE OF INVESTMENTS

JUNE 30, 2001 (UNAUDITED)

U.S. TREASURY OBLIGATIONS - 16.97%

                                           PRINCIPAL          VALUE

                                                 ------------------
U.S. TREASURY NOTES & BONDS - 16.97%
  0.000% due 08/15/02                     $  481,000  $     460,658
  5.875% due 11/15/05                      2,800,000      2,899,996
  5.625% due 02/15/06                        900,000        924,251
                                                      -------------
                                                          4,284,905
                                                      -------------
    Total U.S. Treasury Obligations
       (cost $4,107,621)                                  4,284,905
                                                      -------------

MORTGAGE-BACKED SECURITIES - 7.27%

FEDERAL NATIONAL
MORTGAGE ASSOCIATION - 3.90%
  (6.500% due 02/01/29)                      996,202        984,349
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 3.37%
  (6.500% due 10/15/28)                      859,574        851,661
                                                      -------------
    Total Mortgage-Backed Securities
       (cost $1,800,335)                                  1,836,010
                                                      -------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.68%

PRIVATE SECTOR - 5.68%
  CMC2 Securities Corp. 1993 E 1 E 1CP
     (0.000% due 12/25/08)                    40,121         34,318
  Capstead Mortgage Securities Corp C-4
     (10.950% due 02/01/14)                   15,790         15,790
  CMSI 2000-2 B3
     (7.500% due 05/25/30)                   155,670        125,467
  BOAMS 1999-3 B3
     (6.250% due 05/25/14)                   211,032        198,473
  GECMS 1996-17 2B3
     (7.250% due 12/25/11)                   122,850        123,317
  NMFC 1998-4 B3
     (6.250% due 10/25/28)                   320,702        282,154
  NSCOR 1998-16 B1
     (6.500% due 06/25/13)                   261,090        259,024
  RFMSI 2000-S1 B1
     (7.500% due 01/25/30)                   185,661        148,004
  RFMSI 2000-S7 M3
     (8.000% due 06/25/30)                   248,099        247,883
                                                      -------------
                                                          1,434,430
                                                      -------------
      Total Collateralized Mortgage
         Obligations
         (cost $1,404,623)                                1,434,430
                                                      -------------
ASSET-BACKED SECURITIES - 4.38%

COMMERCIAL MORTGAGE-BACKED
SECURITIES - 2.35%
  Chase Commercial Mortgage Sec.
     (6.600% due 12/19/07)                   627,885        593,851
MANUFACTURED HOUSING - 2.03%
  Greentree 1999-5 M1
     (8.050% due 04/01/31)                   500,000        512,206
                                                      -------------
    Total Asset-Backed Securities
       (cost $1,107,860)                                  1,106,057
                                                      -------------
                                           PRINCIPAL          VALUE

                                                 ------------------
CORPORATE BONDS
AND NOTES - 60.87%

AIR TRANSPORTATION - 2.53%
  Continental Airlines
     (7.820% due 10/15/13)                $  201,021  $     206,779
  Midway Air Lines
     (8.140% due 01/02/13)                   225,876        215,996
  NWA Trust No. 2 Class B
     (10.230% due 06/21/14)                  197,169        216,480
                                                      -------------
                                                            639,255
                                                      -------------
BANK, BANK HOLDING
COMPANIES, & OTHER
BANK SERVICES - 8.10%
  Ahmanson Capital Trust
     (8.360% due 12/01/26)                   361,000        333,488
  Banc Tec Inc.
     (7.500% due 06/01/08)                   361,000         90,250
  Bank of Hawaii
     (6.875% due 03/01/09)                   250,000        224,549
  Erac USA Finance
     (7.950% due 12/15/09)                   240,000        244,610
  GS Escrow Corp.
     (6.750% due 08/01/01)                    72,000         71,961
  GS Escrow Corp.
     (7.000% due 08/01/03)                   240,000        240,013
  Household Finance Corp.
     (7.200% due 07/15/06)                   361,000        338,051
  NationsBank Corp.
     (7.625% due 04/15/05)                   240,000        254,102
  Svenska Handelsbanken
     (7.125% due 03/07/07)                   250,000        248,551
                                                      -------------
                                                          2,045,575
                                                      -------------
BASIC MATERIALS - 1.02%
  IMC Global Nts.
     (7.625% due 11/01/05)                   300,000        257,738
                                                      -------------
COMMUNICATIONS SERVICES - .52%
  Charter Communications Sr. Nt.
     (11.125% due 01/15/11)                  125,000        131,875
                                                      -------------
CONSUMER CYCLICAL - 1.55%
  Visteon Corp.
     (8.250% due 08/01/10)                   250,000        261,990
  WCI Communities Inc. Sr. Sub Nt.
     (10.625% due 02/15/11)                  125,000        130,000
                                                      -------------
                                                            391,990
                                                      -------------
CONSUMER NON-DURABLE - 2.15%
  Allied Waste
     (10.000% due 08/01/09)                  125,000        128,438
  Levis Strauss
     (11.625% due 01/15/08)                  125,000        112,500
  Stewart Enterprises
     (10.750% due 07/01/08)                   65,000         66,950
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)                   240,000        234,852
                                                      -------------
                                                            542,740
                                                      -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUND, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                     BOND PORTFOLIO

                                           PRINCIPAL          VALUE

                                                 ------------------
ELECTRIC - 6.43%
  Calpine Corp.
     (8.625% due 08/15/10)                $  500,000  $     483,870
  Carolina Power & Light Sr. Nts.
     (5.950% due 03/01/09)                   240,000        228,973
  Pacific Gas & Electric
     (5.875& due 10/01/05)                   250,000        210,000
  PSEG Power
     (7.750% due 04/15/11)                   375,000        386,376
  Niagara Mohawk Power
     (8.000% due 06/01/04)                   300,000        314,261
                                                      -------------
                                                          1,623,480
                                                      -------------
ENERGY - 6.56%
  Allegheny Energy Supply
     (7.800% due 03/15/11)                   125,000        126,950
  Chesapeake Energy Corp.
     (8.125% due 04/01/11)                   250,000        233,750
  Louis Dreyfus Nts.
     (6.875% due 12/01/07)                   361,000        359,403
  Mirant Americas
     (8.300% due 05/01/11)                   250,000        251,830
  Mitchell Energy Development Corp.
     (6.750% due 02/15/04)                   421,000        427,356
  Pemex Master Trust
     (8.500% due 02/15/08)                   250,000        257,500
                                                      -------------
                                                          1,656,789
                                                      -------------
ENTERTAINMENT & LEISURE - 3.26%
  Choctaw Resort
     (9.250% due 04/01/09)                   125,000        127,500
  Felcor Lodging
     (8.500% due 06/01/11)                   250,000        238,750
  MGM Mirage
     (8.375% due 02/01/11)                   125,000        125,781
  Royal Caribbean
     (7.000% due 10/15/07)                   361,000        330,111
                                                      -------------
                                                            822,142
                                                      -------------
FOOD, BEVERAGE, & TOBACCO - .97%
  RJR Nabisco Inc.
     (7.550% due 06/15/15)                   240,000        244,396
                                                      -------------
HEALTH CARE - 1.98%
  Trida Hospitals Holdings
     (11.000% due 05/15/09)                  125,000        134,688
  Universal Health Services Sr. Nts.
     (8.750% due 08/15/05)                   361,000        366,125
                                                      -------------
                                                            500,813
                                                      -------------
INSURANCE - 3.81%
  Fairfax Financial Holdings
     (7.375% due 03/15/06)                   240,000        214,263
  Farmers Insurance Exchange
     (8.500% due 08/01/04)                   240,000        253,393
  Prudential Ins. Surplus Nts.
     (8.100% due 07/15/15)                   240,000        257,789
  USF&G Capital
     (8.470% due 01/10/27)                   240,000        237,646
                                                      -------------
                                                            963,091
                                                      -------------
                                           PRINCIPAL          VALUE

                                                 ------------------
MEDIA & CABLE - 5.17%
  CF Cable TV Inc.
     (9.125% due 07/15/07)                $  240,000  $     240,996
  Comcast Cable Communications
     (6.875% due 06/15/09)                   250,000        248,979
  CSC Holdings Sr. Nt.
     (8.125% due 08/15/09)                   361,000        358,461
  Continental Cablevision
     (8.300% due 05/15/06)                   240,000        257,628
  Diamond Cable Co.
     (13.250% due 09/30/04)                  250,000        200,000
                                                      -------------
                                                          1,306,064
                                                      -------------
MEDIA CONGLOMERATE - 2.41%
  News American Holdings
     (6.625% due 01/09/08)                   361,000        352,818
  Viacom Inc. Sr. Nts.
     (7.750% due 06/01/05)                   240,000        254,980
                                                      -------------
                                                            607,798
                                                      -------------
REAL ESTATE - 3.86%
  Camden Property Trust
     (7.625% due 02/15/11)                   250,000        253,132
  Colonial Properties Sr. Nts.
     (8.050% due 07/15/06)                   361,000        369,528
  Healthcare Properties Nts.
     (6.875% due 06/08/05)                   361,000        352,289
                                                      -------------
                                                            974,949
                                                      -------------
TELECOMMUNICATIONS - 10.55%
  360 Communications Sr. Nts.
     (7.500% due 03/01/06)                   361,000        374,776
  AT&T Canada Inc.
     (7.650% due 09/15/06)                   250,000        247,080
  Adelphia Communication
     (10.250% due 06/15/11)                  250,000        246,250
  British Telecomm
     (8.125% due 12/15/10)                   250,000        265,482
  Call-Net Enterprises
     (0.000% due 05/15/09)                   240,000         43,200
  Deutsche Telecom
     (8.000% due 06/15/10)                   250,000        258,265
  Electric Lightwave Inc.
     (6.050% due 05/15/04)                   250,000        235,421
  Global Crossing Holdings
     (9.625% due 05/15/08)                   240,000        189,600
  Nextel Communications
     (9.375% due 11/15/09)                   125,000         99,063
  Sprint Cap Corp. Bonds
     (7.625% due 01/30/11)                   375,000        372,082
  Rogers Wirelss Inc.
     (9.625% due 05/01/11)                   250,000        251,250
  Talton Holdings Inc. Sr. Nts.
     (11.000% due 06/30/07)                  240,000         79,063
                                                      -------------
                                                          2,661,532
                                                      -------------
    Total Corporate Bonds and Notes
       (cost $16,007,827)                                15,370,227
                                                      -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                    SUMMIT MUTUAL FUND, INC. - PINNACLE SERIES
   BOND PORTFOLIO                                     SCHEDULE OF INVESTMENTS

                                           PRINCIPAL          VALUE

                                                 ------------------
SHORT-TERM INVESTMENTS - 4.86%
VARIABLE RATE DEMAND NOTES(1) - 4.86%
  Firstar Bank
     (3.500% due 12/31/31)                $1,225,869  $   1,225,869
                                                      -------------
  Total Short-Term Investments
     (cost $1,225,869)                                    1,225,869
                                                      -------------
TOTAL INVESTMENTS - 100.03%
   (cost $25,654,135)(2)                                 25,257,498
                                                      -------------
OTHER ASSETS AND LIABILITIES - (.03%)                       (23,334)
                                                      -------------
TOTAL NET ASSETS - 100.00%                            $  25,234,164
                                                      =============

-------------

*    Non-income Producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of June 30, 2001 was $475,775 and ($872,412,) respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO

JUNE 30, 2001 (UNAUDITED)

COMMON STOCKS - 98.29%

                                            SHARES          VALUE

                                                -----------------
BASIC MATERIALS - 2.57%
  Air Products & Chemicals                   2,184  $      99,918
  Alcan Inc.                                 3,080        129,422
  Alcoa Inc.                                 8,239        324,617
  Allegheny Technologies                       766         13,857
  Archer-Daniels-Midland                     6,030         78,390
  Barrick Gold Corp.                         3,772         57,146
  Bemis Company                                509         20,447
  Boise Cascade                                547         19,238
  Dow Chemical                               8,534        283,756
  Du Pont (E.I.) Demours and Company         9,934        479,216
  Eastman Chemical                             732         34,865
  Ecolab Inc.                                1,210         49,574
  Engelhard Corp.                            1,220         31,464
  FMC Corp.*                                   291         19,951
  Freeport-McMoRan Copper*                   1,417         15,658
  Georgia-Pacific Group                      2,140         72,439
  Great Lakes Chemical                         479         14,777
  Hercules, Inc.*                            1,026         11,594
  Homestake Mining                           2,506         19,422
  Inco, Ltd.*                                1,731         29,877
  International Flavors & Fragrances
     Inc.                                      932         23,421
  International Paper                        4,585        163,685
  Louisiana Pacific                            992         11,636
  Mead Corp.                                   959         26,027
  Newmont Mining                             1,833         34,112
  Nucor Corp.                                  742         36,276
  PPG Industries                             1,608         84,533
  Pactiv Corporation*                        1,507         20,194
  Phelps Dodge                                 751         31,167
  Placer Dome Inc.                           3,119         30,566
  Potlatch Corp.                               271          9,325
  Praxair, Inc.                              1,511         71,017
  Rohm & Haas                                2,093         68,860
  Sigma-Aldrich                                736         28,424
  Temple-Inland                                469         24,993
  USX-U.S. Steel Group                         846         17,047
  Vulcan Materials                             962         51,708
  Westvaco Corp.                               959         23,294
  Weyerhaeuser Corp.                         2,089        114,829
  Willamette Industries                      1,042         51,579
  Worthington Ind.                             818         11,125
                                                    -------------
                                                        2,739,446
                                                    -------------
CAPITAL GOODS - 9.19%
  Allied Waste Industries*                   1,874         35,006
  American Power Conversion*                 1,855         29,216
  Avery Dennison Corp.                       1,052         53,705
  Ball Corp.                                   270         12,841
  Boeing Company                             8,285        460,646
  Caterpillar Inc.                           3,276        163,964
  Cooper Industries                            893         35,354
  Crane Company                                575         17,825
  Cummins Inc.                                 396         15,325
  Danaher Corp.                              1,351         75,656
  Deere & Co.                                2,235         84,595
  Dover Corp.                                1,935         72,853
  Eaton Corp.                                  667         46,757
                                            SHARES          VALUE

                                                -----------------
CAPITAL GOODS - 9.19% (CONTINUED)

  Emerson Electric                           4,068  $     246,114
  Fluor Corp.                                  722         32,598
  General Dynamics                           1,899        147,761
  General Electric                          94,285      4,596,394
  Goodrich Corporation                         970         36,841
  Honeywell International                    7,594        265,714
  ITT Industries, Inc.                         838         37,082
  Illinois Tool Works                        2,884        182,557
  Ingersoll-Rand                             1,529         62,995
  Jabil Circuit*                             1,815         56,011
  Johnson Controls                             818         59,280
  Lockheed Martin Corp.                      4,116        152,498
  McDermott International*                     577          6,722
  Millipore Corp.                              442         27,395
  Minnesota Mining & Manufacturing           3,760        429,016
  Molex Inc.                                 1,869         68,275
  National Service Ind.                        391          8,825
  Navistar International*                      565         15,893
  Northrop Grumman Corp.                       810         64,881
  PACCAR Inc.                                  731         37,588
  Pall Corp.                                 1,173         27,601
  Parker-Hannifin                            1,110         47,108
  Pitney-Bowes                               2,396        100,920
  Power-One Inc.*                              750         12,480
  Rockwell International                     1,750         66,710
  Sanmina Corp.*                             3,036         71,073
  Sealed Air Corp.*                            797         29,688
  Solectron Corp.*                           6,142        112,399
  Symbol Technologies                        2,095         46,509
  Textron Inc.                               1,355         74,579
  Thermo Electron*                           1,721         37,896
  Thomas & Betts                               555         12,249
  Timken Co.                                   573          9,707
  Tyco International                        18,393      1,002,417
  United Technologies                        4,462        326,886
  Waste Management                           5,922        182,516
                                                    -------------
                                                        9,798,921
                                                    -------------
COMMUNICATIONS SERVICES - 5.41%
  ALLTEL Corp.                              32,769        720,918
  AT&T Corp.                                 2,982        182,677
  BellSouth                                 17,801        716,846
  CenturyTel, Inc.                           1,340         40,602
  Citizens Communications*                   2,710         32,601
  Global Crossing*                           8,448         72,991
  NEXTEL Communications*                     7,274        127,295
  Qwest Communications International*       15,791        503,259
  SBC Communications Inc.                   31,987      1,281,399
  Sprint Corp. FON Group                     8,421        179,873
  Sprint Corp. PCS Group*                    8,905        215,056
  Verizon Communications                    25,706      1,375,271
  WorldCom Inc.-WorldCom Group*             27,415        389,294
                                                    -------------
                                                        5,838,082
                                                    -------------
CONSUMER CYCLICALS - 8.55%
  American Greetings Class A                   606          6,666
  AutoZone Inc.*                             1,084         40,650
  Bed Bath & Beyond*                         2,696         80,880
  Best Buy Co., Inc.*                        1,978        125,643
  Big Lots, Inc.*                            1,070         14,638
  Black & Decker Corp.                         775         30,582

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS

                                            SHARES          VALUE

                                                -----------------
CONSUMER CYCLICALS - 8.55% (CONTINUED)
  Block H&R                                    872  $      56,288
  Brunswick Corp.                              834         20,041
  Carnival Corp.                             5,571        171,030
  Cendant Corporation*                       8,090        157,755
  Centex Corp.                                 563         22,942
  Circuit City Group                         1,963         35,334
  Cintas Corporation                         1,676         77,515
  Convergys Corp.*                           1,607         48,612
  Cooper Tire & Rubber                         692          9,826
  Costco Wholesale Corp.*                    4,260        175,001
  Dana Corp.                                 1,408         32,863
  Delphi Automotive System                   5,331         84,923
  Dillard Inc.                                 878         13,407
  Dollar General                             3,137         61,172
  Dow Jones & Co.                              834         49,798
  Federated Department Stores*               1,926         81,855
  Ford Motor                                17,376        426,581
  Gannett Co.                                2,512        165,541
  Gap (The)                                  8,094        234,726
  General Motors                             5,222        336,036
  Genuine Parts                              1,651         52,007
  Goodyear Tire & Rubber                     1,501         42,028
  Harley-Davidson                            2,887        135,920
  Harrah's Entertainment*                    1,113         39,289
  Hasbro Inc.                                1,651         23,857
  Hilton Hotels                              3,515         40,774
  Home Depot                                22,067      1,027,219
  IMS Health Inc.                            2,798         79,743
  Interpublic Group                          3,696        108,478
  K mart*                                    4,608         52,854
  KB Home                                      409         12,340
  Knight-Ridder Inc.                           699         41,451
  Kohl's Corp.*                              3,160        198,227
  Leggett & Platt                            1,868         41,152
  Limited, Inc.                              4,060         67,071
  Liz Claiborne, Inc.                          494         24,922
  Lowe's Companies Inc.                      3,647        264,590
  Marriott International, Inc.               2,286        108,219
  Masco Corp.                                4,250        106,080
  Mattel, Inc.                               4,066         76,929
  May Department Stores                      2,836         97,161
  Maytag Corp.                                 733         21,448
  McGraw-Hill                                1,861        123,105
  Meredith Corp.                               478         17,117
  New York Times Class A                     1,550         65,100
  NIKE Inc.                                  2,574        108,082
  Nordstrom                                  1,229         22,798
  Office Depot*                              2,838         29,458
  Omnicom Group                              1,688        145,168
  Penney (J.C.)                              2,497         65,821
  Pulte Homes, Inc                             388         16,540
  RadioShack Corp.                           1,775         54,138
  Reebok International*                        547         17,477
  Sears, Roebuck & Co.                       3,183        134,673
  Sherwin-Williams                           1,530         33,966
  Snap-On Inc.                                 556         13,433
  Stanley Works                                820         34,342
  Staples Inc.*                              4,324         69,141
  Starwood Hotels & Resorts                  1,840         68,595
  TJX Companies Inc.                         2,680         85,412
  TRW Inc.                                   1,185         48,585
                                            SHARES          VALUE

                                                -----------------
CONSUMER CYCLICALS - 8.55% (CONTINUED)

  TMP Worldwide*                               906  $      54,360
  Target Corp.                               8,536        295,346
  Tiffany & Co.                              1,390         50,346
  Toys R Us Holding Cos.*                    1,947         48,188
  Tribune Co.                                2,880        115,229
  V.F. Corp.                                 1,084         39,436
  Visteon Corp.                              1,247         22,920
  Wal-Mart Stores                           42,557      2,076,775
  Whirlpool Corp.                              634         39,625
                                                    -------------
                                                        9,117,240
                                                    -------------
CONSUMER STAPLES - 12.67%
  AOL Time Warner Inc.*                     42,079      2,230,187
  Alberto-Culver                               532         22,365
  Albertson's                                3,895        116,811
  Anheuser-Busch                             8,593        354,032
  Avon Products                              2,270        105,056
  Brown-Forman Corp.                           653         41,753
  CVS Corp.                                  3,733        144,094
  Campbell Soup                              3,878         99,859
  Cardinal Health, Inc.                      4,234        292,146
  Clear Channel Communications*              5,577        349,678
  Clorox Co.                                 2,244         75,959
  Coca Cola Co.                             23,617      1,062,765
  Coca-Cola Enterprises                      3,986         65,171
  Colgate-Palmolive                          5,453        321,672
  Comcast Class A Special*                   8,938        387,909
  ConAgra Foods Inc.                         5,082        100,674
  Coors (Adolph)                               352         17,663
  Darden Restaurants                         1,138         31,750
  Deluxe Corp.                                 692         19,999
  Donnelley (R.R.) & Sons                    1,163         34,541
  Fortune Brands, Inc.                       1,477         56,658
  General Mills                              2,691        117,812
  Gillette Co.                              10,033        290,857
  Heinz (H.J.)                               3,304        135,101
  Hershey Foods                              1,297         80,038
  Kellogg Co.                                3,863        112,027
  Kimberly-Clark                             5,086        284,307
  Kroger Co.*                                7,700        192,500
  McDonald's Corp.                          12,283        332,378
  McKesson HBOC Inc.                         2,705        100,410
  Newell Rubbermaid Inc.                     2,553         64,080
  Pepsi Bottling Group                       1,340         53,734
  PepsiCo Inc.                              13,903        614,513
  Philip Morris                             20,891      1,060,218
  Procter & Gamble                          12,417        792,205
  Quaker Oats                                1,249        113,971
  Ralston-Ralston Purina                     2,923         87,748
  Robert Half International*                 1,693         42,139
  Safeway Inc.*                              4,772        229,056
  Sara Lee Corp.                             7,470        141,482
  Starbucks Corp.*                           3,564         81,972
  Supervalu Inc.                             1,261         22,131
  Sysco Corp.                                6,368        172,891
  TRICON Global Restaurant*                  1,394         61,197
  Tupperware Corp.                             551         12,910
  UST Inc.                                   1,554         44,848
  Unilever N.V.                              5,444        324,299
  Univision Communications*                  1,966         84,105
  Viacom Inc.*                              16,907        874,937

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO

                                            SHARES          VALUE

                                                -----------------
CONSUMER STAPLES - 12.67% (CONTINUED)
  Walgreen Co.                               9,649  $     329,513
  Walt Disney Co.                           19,882        574,391
  Wendy's International                      1,084         27,685
  Winn-Dixie                                 1,330         34,753
  Wrigley (Wm) Jr.                           2,150        100,728
                                                    -------------
                                                       13,521,678
                                                    -------------
ENERGY - 6.37%
  Amerada Hess                                 844         68,195
  Anadarko Petroleum                         2,370        128,051
  Apache Corp.                               1,177         59,733
  Ashland Inc.                                 667         26,747
  Baker Hughes                               3,164        105,994
  Burlington Resources                       2,051         81,937
  Chevron Corp.                              6,115        553,408
  Conoco Inc.                                5,934        171,493
  Devon Energy Corp.                         1,223         64,208
  EOG Resources                              1,114         39,603
  Exxon Mobil Corp.                         32,765      2,862,023
  Halliburton Co.                            4,075        145,070
  Kerr-McGee                                   899         59,577
  Nabors Industries*                         1,400         52,080
  Noble Drilling Corp.*                      1,280         41,920
  Occidental Petroleum                       3,519         93,570
  Phillips Petroleum                         2,432        138,624
  Rowan Cos.*                                  900         19,890
  Royal Dutch Petroleum                     20,322      1,184,161
  Schlumberger Ltd.                          5,453        287,100
  Sunoco Inc.                                  812         29,744
  Texaco Inc.                                5,240        348,984
  Tosco Corp.                                1,378         60,701
  Transocean Sedco Forex                     3,015        124,369
  USX-Marathon Group                         2,964         87,468
  Unocal Corp.                               2,316         79,091
                                                    -------------
                                                        6,913,741
                                                    -------------
FINANCIAL - 17.90%
  AFLAC Inc.                                 5,054        159,150
  Allstate Corp.                             6,966        306,434
  Ambac Financial Group                      1,003         58,375
  American Express                          12,667        491,480
  American General                           4,790        222,496
  American International Group              22,167      1,906,362
  AmSouth Bancorporation                     3,576         66,120
  Aon Corp.                                  2,439         85,365
  BB&T Corporation                           3,783        138,836
  Bank of America Corp.                     15,223        913,837
  Bank of New York                           7,054        338,592
  Bank One Corp.                            11,020        394,516
  Bear Stearns Cos.                          1,017         59,972
  Capital One Financial                      1,876        112,560
  Charter One Financial                      1,979         63,130
  Chubb Corp.                                1,665        128,921
  Cincinnati Financial                       1,532         60,514
  Citigroup Inc.                            47,758      2,523,533
  Comerica Inc.                              1,688         97,229
  Conseco Inc.*                              3,098         42,288
  Countrywide Credit Industries, Inc.        1,089         49,963
  Federal Home Loan Mortgage Corporation     6,625        463,750
  Fannie Mae                                 9,596        817,099
  Fifth Third Bancorp                        5,380        323,069
                                            SHARES          VALUE

                                                -----------------
FINANCIAL - 17.90% (CONTINUED)

  First Union Corp.                          9,328  $     325,920
  FleetBoston Financial                     10,316        406,966
  Franklin Resources Inc                     2,452        112,228
  Golden West Financial                      1,508         96,874
  John Hancock Financial                     2,850        114,741
  Harcourt General, Inc.*                      697         40,558
  Hartford Financial Services                2,249        153,832
  Household International                    4,490        299,483
  Huntington Bancshares                      2,394         39,142
  J.P. Morgan Chase & Co.                   18,854        840,888
  Jefferson-Pilot                            1,473         71,175
  KeyCorp                                    4,055        105,633
  Lehman Brothers Holdings, Inc.             2,380        185,045
  Lincoln National Corporation               1,826         94,496
  Loews Corp.                                1,880        121,128
  MBIA Inc.                                  1,405         78,230
  MBNA Corp.                                 8,116        267,422
  MGIC Investment                            1,018         73,948
  Marsh & McLennan                           2,620        264,620
  Mellon Financial Corp.                     4,647        213,762
  Merrill Lynch                              7,971        472,282
  MetLife Inc.                               7,120        220,578
  Moody's Corp.                              1,548         51,858
  Morgan Stanley, Dean Witter               10,687        686,426
  National City Corp.                        5,798        178,462
  Northern Trust Corp.                       2,112        132,000
  PNC Financial Services                     2,753        181,120
  T.Rowe Price Associates                    1,156         43,223
  Progressive Corp.                            700         94,633
  Providian Financial Corp                   2,725        161,320
  Regions Financial Corp.                    2,161         69,152
  SAFECO Corp.                               1,218         35,931
  St. Paul Companies                         2,073        105,080
  Charles Schwab                            13,181        201,669
  SouthTrust Corp.                           3,204         83,304
  State Street Corp.                         3,076        152,231
  Stilwell Financial                         2,118         71,080
  SunTrust Banks                             2,824        182,939
  Synovus Financial                          2,708         84,977
  Torchmark Corp.                            1,204         48,413
  U.S. Bancorp                              18,098        412,453
  USA Education Inc.                         1,564        114,172
  Union Planters                             1,283         55,939
  UNUMProvident Corp.                        2,294         73,683
  Wachovia Corp.                             1,941        138,102
  Washington Mutual, Inc.                    8,311        312,078
  Wells Fargo & Co.                         16,291        756,392
  Zions Bancorp                                922         54,398
                                                    -------------
                                                       18,903,577
                                                    -------------
HEALTH CARE - 12.25%
  Abbott Labs                               14,732        707,283
  Aetna Inc.*                                1,347         34,847
  Allergan, Inc.                             1,253        107,132
  American Home Products                    12,483        729,507
  Amgen*                                     9,845        597,395
  Applera Corp.                              2,007         53,687
  Bard (C.R.) Inc.                             485         27,621
  Bausch & Lomb                                509         18,446
  Baxter International Inc                   5,604        274,596
  Becton, Dickinson                          2,414         86,397

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS

                                            SHARES          VALUE

                                                -----------------
HEALTH CARE - 12.25% (CONTINUED)
  Biogen, Inc.*                              1,409  $      76,593
  Biomet, Inc.                               1,698         81,606
  Boston Scientific*                         3,860         65,620
  Bristol-Myers Squibb                      18,458        965,353
  CIGNA Corp.                                1,463        140,185
  Chiron Corp.*                              1,827         93,177
  Forest Laboratories*                       1,670        118,570
  Guidant Corp.*                             2,931        105,516
  HCA Inc.                                   5,105        230,695
  HEALTHSOUTH Corp.*                         3,679         58,754
  Humana Inc.*                               1,616         15,918
  Johnson & Johnson                         28,744      1,437,200
  King Pharmaceuticals*                      1,609         86,484
  Lilly (Eli) & Co.                         10,734        794,316
  Manor Care Inc*                              976         30,988
  MedImmune Inc.*                            2,007         94,730
  Medtronic Inc.                            11,443        526,492
  Merck & Co.                               21,777      1,391,768
  Pfizer, Inc.                              60,074      2,405,961
  Pharmacia Corp.                           12,283        564,404
  Quintiles Transnational*                   1,098         27,725
  St Jude Medical*                             810         48,600
  Schering-Plough                           13,922        504,533
  Stryker Corp.                              1,867        102,405
  Tenet Healthcare Corp.*                    3,018        155,699
  United Health Group Inc.                   3,038        187,597
  Watson Pharmaceuticals*                      979         60,346
  WellPoint Health Network*                    597         56,261
                                                    -------------
                                                       13,064,407
                                                    -------------
TECHNOLOGY - 19.00%
  ADC Telecommunications*                    7,351         48,517
  Adobe Systems                              2,289        107,583
  Advanced Micro Devices*                    3,267         94,351
  Agilent Technologies*                      4,315        140,238
  Altera Corp.*                              3,775        109,475
  Analog Devices*                            3,406        147,310
  Andrew Corp.*                                773         14,262
  Apple Computer*                            3,313         77,027
  Applied Materials*                         7,713        378,708
  Applied Micro Circuits*                    2,816         48,435
  Autodesk, Inc.                               551         20,552
  Automatic Data Processing                  6,010        298,697
  Avaya Inc.*                                2,650         36,305
  BMC Software*                              2,338         52,699
  Broadcom Corporation*                      2,470        105,617
  BroadVision Inc.*                          2,563         12,815
  Cabletron Systems*                         1,761         40,239
  Cisco Systems*                            69,405      1,263,171
  Citrix Systems*                            1,765         61,599
  COMPAQ Computer                           16,075        249,002
  Computer Associates International          5,572        200,592
  Computer Sciences Corp.*                   1,604         55,498
  Compuware Corp.*                           3,477         48,643
  Comverse Technology*                       1,568         89,533
  Concord EFS Inc.*                          2,288        118,999
  Conexant Systems*                          2,315         20,719
  Corning Inc.                               8,757        146,329
  Dell Computer*                            24,632        644,127
  EMC Corp.*                                20,834        605,228
  Eastman Kodak                              2,859        133,458
                                            SHARES          VALUE

                                                -----------------
TECHNOLOGY - 19.00% (CONTINUED)

  Electronic Data Systems                    4,461  $     278,813
  Equifax Inc.                               1,353         49,628
  First Data                                 3,763        241,773
  FIserv Inc.*                               1,200         76,776
  Gateway, Inc.*                             3,074         50,567
  Grainger (W.W.) Inc.                         895         36,838
  Hewlett-Packard                           18,410        526,526
  Intel Corp.                               63,870      1,868,198
  International Business Machines
     Corporation                            16,501      1,864,613
  Intuit, Inc.*                              1,965         78,580
  JDS Uniphase Corp.*                       12,481        156,013
  KLA-Tencor Corp.*                          1,769        103,433
  LSI Logic*                                 3,432         64,522
  Lexmark International Inc.*                1,212         81,507
  Linear Technology Corp.                    3,021        133,589
  Lucent Technologies                       32,409        200,936
  Maxim Integrated Products*                 3,075        135,946
  Mercury Interactive*                         771         46,183
  Microsoft Corp.*                          51,116      3,731,468
  Micron Technology*                         5,645        232,010
  Motorola Inc.                             20,827        344,895
  NCR Corp.*                                   919         43,193
  National Semiconductor*                    1,702         49,562
  Network Appliance*                         3,010         41,237
  Nortel Networks Holding Co.               30,368        276,045
  Novell Inc.*                               3,022         17,195
  Novellus Systems*                          1,342         76,212
  Oracle Corp.*                             53,293      1,012,567
  Palm Inc.*                                 5,387         32,699
  Parametric Technology*                     2,593         36,276
  Paychex Inc.                               3,545        141,800
  PeopleSoft Inc.*                           2,718        133,807
  PerkinElmer, Inc.                            952         26,209
  QLogic Corp.*                                873         56,265
  QUALCOMM Inc.*                             7,119        416,319
  Raytheon Co.                               3,376         89,633
  Sabre Holdings Corporation*                1,234         61,700
  Sapient Corp.*                             1,156         11,271
  Scientific-Atlanta                         1,540         62,524
  Siebel Systems, Inc.*                      4,304        201,858
  Sun Microsystems*                         31,039        487,933
  Tektronix Inc.*                              902         24,489
  Tellabs, Inc.*                             3,915         75,873
  Teradyne, Inc.*                            1,662         55,012
  Texas Instruments                         16,484        519,241
  Unisys Corp.*                              2,983         43,880
  Veritas Software*                          3,896        259,201
  Vitesse Semiconductor*                     1,814         38,167
  Xilinx Inc.*                               3,145        129,700
  Xerox Corp.                                6,594         63,105
  Yahoo! Inc.*                               5,332        106,587
                                                    -------------
                                                       20,262,102
                                                    -------------
TRANSPORTATION - .72%
  AMR Corp.*                                 1,438         51,955
  Burlington Northern Santa                  3,762        113,500
  CSX Corp.                                  2,069         74,981
  Delta Air Lines                            1,171         51,618
  FedEx Corporation*                         2,826        113,605
  Norfolk Southern Corp.                     3,653         75,617
  Ryder System                                 571         11,192

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO

                                            SHARES          VALUE

                                                -----------------
TRANSPORTATION - .72% (CONTINUED)
  Southwest Airlines                         7,168  $     132,536
  Union Pacific                              2,361        129,641
  USAirways Group Inc.*                        640         15,552
                                                    -------------
                                                          770,197
                                                    -------------
UTILITIES - 3.66%
  AES Corp.*                                 5,089        219,081
  Allegheny Energy Inc.                      1,152         55,584
  Ameren Corp.                               1,310         55,937
  American Electric Power                    3,066        141,557
  CMS Energy                                 1,248         34,757
  Calpine Corp.*                             2,905        109,809
  CINergy Corp.                              1,515         52,949
  Consolidated Edison Holdings               2,022         80,476
  Constellation Energy Group                 1,435         61,131
  DTE Energy Co.                             1,598         74,211
  Dominion Resources                         2,279        137,036
  Duke Energy                                7,292        284,461
  Dynegy Inc.                                3,078        143,127
  Edison International                       3,105         34,621
  El Paso Corp.                              4,739        248,987
  Enron Corp.                                7,120        348,880
  Entergy Corp.                              2,123         81,502
  Exelon Corp.                               3,040        194,925
  FPL Group                                  1,685        101,454
  FirstEnergy Corp.                          2,147         69,048
  GPU Inc.                                   1,156         40,633
  KeySpan                                    1,283         46,804
  Kinder Morgan, Inc.                        1,091         54,823
  Mirant Corporation*                        3,224        110,906
  Niagara Mohawk Holdings Inc*               1,527         27,013
  NICOR Inc.                                   435         16,956
  NiSource Inc.                              1,943         53,102
  ONEOK Inc.                                   556         10,953
  PG&E Corp.                                 3,686         41,283
  PPL Corporation                            1,380         75,900
  Peoples Energy                               337         13,547
                                            SHARES          VALUE

                                                -----------------
UTILITIES - 3.66% (CONTINUED)

  Pinnacle West Capital                        808  $      38,299
  Progress Energy, Inc.                      1,958         87,953
  Public Service Enterprise                  2,042         99,854
  Reliant Energy                             2,810         90,510
  Sempra Energy                              1,949         53,286
  Southern Co.                               6,440        149,732
  TXU Corp.                                  2,459        118,499
  Williams Cos.                              4,602        151,636
  Xcel Energy Inc.                           3,249         92,433
                                                    -------------
                                                        3,903,655
                                                    -------------
    Total Common Stocks
       (cost $70,297,211)                             104,833,046
                                                    -------------

UNIT INVESTMENT TRUST - .80%
  S&P 500 Depositary Receipts                6,920        848,738
                                                    -------------
    Total Unit Investment Trust
       (cost $842,951)                                    848,738
                                                    -------------

SHORT-TERM INVESTMENTS(3) - 1.00%

                                          PRINCIPAL          VALUE

                                              --------------------
VARIABLE RATE DEMAND NOTES(1) - .86%
  Firstar Bank (3.500% due 12/31/31)       $921,435  $    921,435
                                                     ------------
U.S. TREASURY BILL - .14%
  U.S. Treasury Bill (4.825% due
     08/16/01)                             149,349        149,349
                                                     ------------
      Total Short-Term Investments
         (cost $1,070,784)                              1,070,784
                                                     ------------
TOTAL INVESTMENTS - 100.09%
   (cost $72,210,946)(2)                              106,752,568
                                                     ------------
OTHER ASSETS AND LIABILITIES - (.09%)                     (91,360)
                                                     ------------
TOTAL NET ASSETS - 100%                              $106,661,208
                                                     ============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2001.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of June 30, 2001 was $41,832,098 and ($7,290,476) respectively.
(3) Securities and other current assets with an aggregate value of $957,975 have been segregated with the custodian to cover margin requirements for the open futrues contracts as of June 30, 2001:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Standard & Poor's 500 Index (09/01)             3       ($34,200)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS

JUNE 30, 2001 (UNAUDITED)

COMMON STOCKS - 93.84%

                                               SHARES       VALUE

                                                  ---------------
BASIC INDUSTRIES - 4.62%
  Airgas Inc.*                                  1,516  $   18,040
  AK Steel Holding Corp.                        2,414      30,272
  Albemarle Corp.                               1,024      23,726
  Bowater Inc.                                  1,119      50,064
  Cabot Corp.                                   1,483      53,418
  Cabot Microelectronics Corp.*                   532      32,984
  Carpenter Technology                            493      14,440
  Crompton Corp.                                2,518      27,446
  Cytec Industries*                               899      34,162
  Ferro Corp.                                     764      16,663
  Fuller (H.B.) Co.                               316      15,768
  Harsco Corp.                                    896      24,308
  IMC Global Inc.                               2,582      26,336
  Kaydon Corp.                                    668      17,134
  Kennametal Inc.                                 681      25,129
  Longview Fibre                                1,147      14,131
  Lubrizol Corp.                                1,163      36,111
  Lyondell Chemical Co.                         2,626      40,388
  Martin Marietta Materials                     1,045      51,717
  Minerals Technologies                           452      19,400
  Olin Corp.                                      982      16,684
  P.H. Glatfelter Co.                             947      13,504
  Pentair Corp.                                 1,092      36,910
  Precision Castparts                           1,145      42,846
  Rayonier Inc.                                   604      28,056
  RPM Inc.                                      2,283      21,004
  Ryerson Tull, Inc.                              553       7,460
  Schulman (A.), Inc.                             651       8,789
  Sequa Corp.                                     217       9,874
  Solutia Inc.                                  2,313      29,491
  Sonoco Products                               2,117      52,671
  The Timber Co.                                1,800      64,350
  Unifi, Inc.*                                  1,200      10,200
  Valspar Corp.                                 1,058      37,559
  Wausau-Mosinee Paper                          1,153      14,862
                                                       ----------
                                                          965,897
                                                       ----------
CAPITAL GOODS - 4.49%
  AGCO Corp.                                    1,588      14,530
  Albany International*                           686      12,965
  American Standard Cos.*                       1,549      93,095
  Ametek, Inc.                                    719      21,965
  Avnet, Inc                                    2,556      57,306
  Carlisle Companies                              678      23,642
  Covanta Energy Corp.*                         1,113      20,546
  Donaldson Co.                                   989      30,807
  Dycom Industries*                               940      21,554
  Federal Signal                                1,015      23,822
  Flowserve Corp.*                                837      25,738
  Granite Construction                            913      23,208
  Grant Prideco*                                2,432      42,536
  HON Industries                                1,343      32,527
  Hubbell Inc. (Class B)                        1,335      38,715
  Jacobs Engineering Group*                       590      38,486
  KEMET Corp.*                                  1,958      38,788
  MasTec Inc.*                                  1,063      14,032
  Miller (Herman)                               1,709      41,358
  Newport News Shipbuilding                       788      48,265
  Nordson Corporation                             730      17,016
  Pittston Brink's Group                        1,161      25,879
                                               SHARES       VALUE

                                                  ---------------
CAPITAL GOODS - 4.49% (CONTINUED)

  Reynolds & Reynolds                           1,631  $   35,800
  Stewart & Stevenson Services, Inc.              627      20,691
  Tecumseh Products Co.                           422      20,889
  Trinity Industries                              822      16,851
  UCAR International*                           1,011      12,081
  Wallace Computer Services                       903      14,936
  Waters Corporation*                           2,889      79,766
  York International                              851      29,802
                                                       ----------
                                                          937,596
                                                       ----------
CONSUMER DURABLES - 3.49%
  ArvinMeritor Inc.                             1,465      24,524
  Bandag Inc.                                     459      12,531
  Borg-Warner Automotive                          585      29,028
  Callaway Golf Co.                             1,659      26,212
  Clayton Homes                                 3,075      48,339
  Furniture Brands International*               1,112      31,136
  Gentex Corp.*                                 1,660      46,264
  GTECH Holdings Corp.*                           762      27,059
  Hillenbrand Industries                        1,396      79,726
  International Game Technology*                1,641     102,972
  Lear Corporation*                             1,423      49,663
  Lennar Corp.                                  1,411      58,839
  Modine Manufacturing Company                    656      18,092
  Mohawk Industries*                            1,172      41,254
  SPX Corp.*                                      883     110,534
  Superior Industries                             577      22,099
                                                       ----------
                                                          728,272
                                                       ----------
CONSUMER NON-DURABLES - 4.81%
  Blyth Inc.                                    1,051      27,021
  Carter-Wallace                                1,015      19,640
  Church & Dwight                                 867      22,065
  Coach, Inc.*                                    972      36,985
  Dean Foods                                      795      31,959
  Dial Corp.                                    2,127      30,310
  Dole Foods                                    1,247      23,755
  Dreyer's Grand Ice Cream                        630      17,577
  Energizer Holdings Inc.*                      2,050      47,048
  Hormel Foods Corp.                            3,108      75,649
  IBP, Inc.                                     2,361      59,615
  Interstate Bakeries                           1,126      18,016
  Jones Apparel Group*                          2,669     115,301
  Lancaster Colony                                843      27,802
  Lance, Inc.                                     646       8,721
  McCormick & Co.                               1,532      64,375
  PepsiAmericas, Inc.                           3,476      46,231
  Perrigo Co.*                                  1,641      27,388
  RJ Reynolds Tobacco Holdings                  2,286     124,814
  Sensient Technologies                         1,090      22,367
  Smucker (J.M.)                                  540      14,040
  Suiza Foods Corp.*                              606      32,179
  Tootsie Roll                                  1,100      42,394
  Tyson Foods                                   4,975      45,820
  Universal Corp.                                 606      24,034
                                                       ----------
                                                        1,005,106
                                                       ----------
CONSUMER SERVICES - 13.51%
  Abercrombie & Fitch Co.*                      2,210      98,345
  American Eagle Outfitters*                    1,556      54,833
  AmeriSource Health 'A'*                       1,177      65,088
  Apollo Group*                                 2,554     108,417
  Banta Corp.                                     549      16,086
  Barnes & Noble*                               1,442      56,743

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX PORTFOLIO

                                               SHARES       VALUE

                                                  ---------------
CONSUMER SERVICES - 13.51% (CONTINUED)
  Belo Corp.                                    2,437  $   45,913
  BJ's Wholesale Club*                          1,619      86,228
  Bob Evans Farms                                 776      13,968
  Borders Group*                                1,756      39,334
  Brinker International*                        2,215      57,258
  Catalina Marketing*                           1,243      37,924
  CBRL Group, Inc.                              1,253      21,238
  CDW Computer Centers*                         1,949      77,395
  Chris-Craft Industries*                         781      55,763
  Claire's Stores                               1,091      21,122
  DeVRY Inc.*                                   1,564      56,492
  Dollar Tree Stores*                           2,495      69,461
  Dun & Bradstreet Corp.*                       1,794      50,591
  Emmis Communications*                         1,051      32,318
  Entercom Communications*                      1,011      54,200
  Family Dollar Stores                          3,829      98,137
  Fastenal Company                                847      52,497
  Galileo International                         1,983      64,448
  Harte-Hanks, Inc.                             1,413      34,986
  Hispanic Broadcasting 'A'*                    2,433      69,803
  Houghton Mifflin                                646      38,715
  International Speedway                        1,186      49,812
  Kelly Services                                  797      19,327
  Korn/Ferry International*                       836      12,958
  Lands' End*                                     652      26,178
  Lee Enterprises                                 976      32,208
  Lone Star Steakhouse                            557       7,235
  Longs Drug Stores                               975      21,011
  Mandalay Resort Group*                        1,706      46,744
  Manpower Inc.                                 1,697      50,740
  Media General                                   510      23,460
  Modis Professional Services Inc.*             2,169      14,966
  NCO Group Inc.*                                 571      17,661
  Neiman-Marcus Group 'A'*                      1,063      32,953
  NOVA Corp.                                    1,458      45,854
  Outback Steakhouse*                           1,714      49,363
  Papa John's International*                      512      12,979
  Park Place Entertainment*                     6,596      79,812
  Payless ShoeSource Inc.*                        489      31,638
  Price Communications*                         1,243      25,096
  Quanta Services*                              1,277      28,145
  Readers Digest Assoc.                         2,304      66,240
  Rollins, Inc.                                   673      13,399
  Ross Stores                                   1,810      43,350
  Ruddick Corp.                                 1,034      17,526
  Saks Incorporated*                            3,165      30,384
  Scholastic Corp.*                               778      35,010
  Six Flags Inc.*                               2,044      43,006
  Sotheby's Holdings*                           1,316      21,227
  Sylvan Learning Systems*                        833      20,242
  Tech Data Corp.*                              1,202      40,099
  United Rentals                                1,577      40,923
  Valassis Communication*                       1,199      42,924
  Viad Corp.                                    1,957      51,665
  Washington Post                                 196     112,504
  Westwood One, Inc.*                           2,446      90,135
  Williams-Sonoma Inc.*                         1,269      49,263
                                                       ----------
                                                        2,823,340
                                                       ----------
ENERGY - 5.45%
  BJ Services*                                  3,663     103,956
  Cooper Cameron Corp.*                         1,206      67,295
  ENSCO International Incorporated              3,112      72,821
  Global Marine*                                3,930      73,216
                                               SHARES       VALUE

                                                  ---------------
ENERGY - 5.45% (CONTINUED)

  Hanover Compressor Holding Co.*               1,403  $   46,425
  Helmerich & Payne                             1,118      34,457
  Marine Drilling Co.*                          1,270      24,270
  Murphy Oil                                    1,006      74,042
  National-Oilwell Inc.*                        1,801      48,267
  Noble Affiliates                              1,251      44,223
  Ocean Energy Inc.                             3,753      65,490
  Pennzoil-Quaker State                         1,759      19,701
  Pioneer Natural Resources*                    2,202      37,544
  Smith International*                          1,126      67,447
  Tidewater Inc.                                1,347      50,782
  Ultramar Diamond Shamrock                     1,590      75,128
  Valero Energy                                 1,363      50,131
  Varco International, Inc.*                    2,115      39,360
  Weatherford International, Inc.*              2,529     121,390
  Western Gas Resources                           725      23,635
                                                       ----------
                                                        1,139,580
                                                       ----------
FINANCE - 16.49%
  Affiliated Computer Services*                 1,117      80,323
  Allmerica Financial                           1,189      68,368
  American Financial Group                      1,481      44,874
  AmeriCredit Corp.*                            1,788      92,887
  Associated Banc-Corp                          1,493      53,733
  Astoria Financial                             1,114      61,270
  Banknorth Group Inc.                          3,062      69,354
  BISYS Group*                                  1,279      75,461
  City National Corp.                           1,068      47,302
  Colonial BancGroup                            2,435      35,015
  Compass Bancshares                            2,848      75,472
  Dime Bancorp Inc.                             2,555      95,174
  Dime Bancorp Inc.                             1,500         420
  E*Trade Group*                                7,149      46,111
  Eaton Vance                                   1,470      51,156
  Edwards (A.G.), Inc.                          1,803      81,135
  Everest Re Group                              1,027      76,820
  First Tennessee National                      2,878      99,895
  First Virginia Banks                          1,034      48,722
  FirstMerit Corp.                              1,960      51,744
  Gallagher (Arthur J.)                         1,761      45,786
  GATX Corp.                                    1,066      42,747
  Golden State Bancorp                          3,026      93,201
  Greater Bay Bancorp                             944      23,581
  Greenpoint Financial Corp.                    2,268      87,091
  HCC Insurance Holdings                        1,258      30,821
  Hibernia Corp.                                3,543      63,065
  Horace Mann Educators                           905      19,503
  IndyMac Bancorp                               1,403      37,600
  Investment Technology Group*                    704      35,404
  Investors Financial Services Corp.              671      44,957
  LaBranche & Co.*                              1,257      36,453
  Legg Mason                                    1,451      72,202
  Leucadia National Corp.                       1,235      40,076
  M&T Bank Corp.                                2,160     163,080
  Marshall & Ilsley Corp.                       2,299     123,918
  Mercantile Bankshares                         1,562      61,121
  National Commerce Financial                   4,599     112,078
  Neuberger Berman Inc.                         1,090      74,120
  North Fork Bancorp.                           3,658     113,397
  Ohio Casualty                                 1,342      17,379
  Old Republic International                    2,633      76,357
  Pacific Century Financial                     1,781      45,932
  PMI Group                                       988      71,788
  Protective Life Corp.                         1,525      52,414

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS

                                               SHARES       VALUE

                                                  ---------------
FINANCE - 16.49% (CONTINUED)
  Provident Financial Group                     1,090  $   35,883
  Radian Group                                  2,064      83,489
  Roslyn Bancorp                                1,375      36,163
  Silicon Valley Bancshares*                    1,092      24,024
  Sovereign Bancorp                             5,499      71,487
  TCF Financial                                 1,795      83,126
  The MONY Group                                1,118      44,865
  Unitrin, Inc.                                 1,511      58,022
  Waddell & Reed Financial                      1,773      56,293
  Webster Financial Corp.                       1,092      35,796
  Westamerica Bancorp                             814      31,950
  Wilmington Trust Corp.                          722      45,233
                                                       ----------
                                                        3,445,638
                                                       ----------
HEALTH CARE - 12.78%
  Apogent Technologies Inc.*                    2,359      58,031
  Apria Healthcare Group*                       1,173      33,841
  Barr Laboratories*                              789      55,553
  Beckman Coulter Inc.                          1,329      54,223
  Bergen Brunswig                               3,020      58,044
  Cor Therapeutics*                             1,216      37,088
  Covance Inc.*                                 1,295      29,332
  Dentsply International                        1,154      51,180
  Edwards Lifesciences Corp.*                   1,310      34,532
  Express Scripts*                              1,732      95,312
  First Health Group Inc.*                      2,128      51,327
  Genzyme Corp.*                                4,309     262,849
  Gilead Sciences*                              2,102     122,315
  Health Management Associates, Inc.*           5,447     114,605
  Health Net Inc.*                              2,736      47,606
  ICN Pharmaceuticals                           1,779      56,430
  IDEC Pharmaceuticals*                         3,320     224,731
  INCYTE Genomics Inc.*                         1,435      35,186
  IVAX Corp.*                                   4,457     173,823
  LifePoint Hospitals*                            862      38,169
  Lincare Holdings*                             2,330      69,923
  Millennium Pharmaceuticals*                   4,841     172,245
  MiniMed Inc.*                                 1,441      69,168
  Mylan Laboratories                            2,794      78,595
  Omnicare, Inc.                                2,058      41,572
  Oxford Health Plans*                          2,196      62,806
  PacifiCare Health Systems*                      762      12,421
  Protein Design Labs.*                           968      83,984
  Quest Diagnostics*                            2,070     154,940
  Sepracor Inc.*                                1,736      69,093
  STERIS Corp.*                                 1,524      30,556
  Triad Hospitals*                              1,571      46,297
  Trigon Healthcare Inc.*                         839      54,409
  Vertex Pharmaceuticals*                       1,322      65,439
  VISX Inc.*                                    1,258      24,342
                                                       ----------
                                                        2,669,967
                                                       ----------
PUBLIC UTILITIES - 8.21%
  AGL Resources Ltd.                            1,211      28,761
  Allete, Inc.                                  1,850      41,625
  Alliant Energy                                1,765      51,450
  American Water Works                          2,198      72,468
  Black Hills                                     582      23,414
  BroadWing Inc.*                               4,832     118,142
  Cleco Corp. Hldg. Co.                         1,008      22,932
  Conectiv                                      1,979      42,746
  DPL Incorporated                              2,863      82,912
  DQE, Inc.                                     1,251      28,148
  Energy East                                   2,627      54,931
                                               SHARES       VALUE

                                                  ---------------
PUBLIC UTILITIES - 8.21% (CONTINUED)

  Equitable Resources                           1,398  $   46,567
  Hawaiian Electric Industries, Inc.              733      28,001
  IdaCorp, Inc.                                   836      29,160
  Kansas City Power & Light                     1,380      33,879
  MDU Resources                                 1,471      46,542
  Montana Power                                 2,308      26,773
  National Fuel Gas                               883      45,907
  Northeast Utilities                           3,210      66,608
  NSTAR                                         1,184      50,391
  OGE Energy Corp.                              1,740      39,341
  Potomac Electric Power                        2,422      50,668
  Public Service New Mexico                       874      28,055
  Puget Energy, Inc.                            1,913      50,121
  Questar Corp.                                 1,799      44,543
  SCANA Corp.                                   2,344      66,570
  Sierra Pacific Resources                      1,755      28,062
  TECO Energy                                   2,982      90,951
  Telephone & Data Systems                      1,313     142,789
  UtiliCorp United                              2,527      77,200
  Vectren Corporation                           1,499      31,029
  Western Resources                             1,564      33,626
  WGL Holdings Inc.                             1,038      28,140
  Wisconsin Energy                              2,620      62,277
                                                       ----------
                                                        1,714,729
                                                       ----------
TECHNOLOGY - 18.43%
  3Com Corp.*                                   7,522      35,730
  Acxiom Corp.*                                 1,993      26,088
  Adtran Inc.*                                    887      18,184
  Advanced Fibre Comm.*                         1,801      37,821
  Advent Software, Inc.*                          689      43,752
  ANTEC Corporation*                              851      10,552
  Arrow Electronics*                            2,198      53,389
  Atmel Corp.*                                 10,320     139,217
  Avocent Corp.*                                  975      22,181
  Cadence Design Systems*                       5,492     102,316
  Ceridian Corp.*                               3,256      62,418
  Checkfree Corp.*                              1,706      59,829
  ChoicePoint Inc.*                             1,364      57,356
  Cirrus Logic*                                 1,765      40,648
  CommScope, Inc.*                              1,144      26,884
  Credence Systems*                             1,203      29,161
  CSG Systems International*                    1,172      66,523
  Cypress Semiconductor*                        2,826      67,400
  Diebold, Inc.                                 1,597      51,344
  DSP Group*                                      604      12,956
  DST Systems Inc.*                             2,727     143,713
  Electronic Arts*                              2,977     172,368
  Gartner Inc.*                                 1,930      17,756
  Harris Corp.                                  1,477      40,189
  Henry (Jack) & Assoc., Inc.                   1,970      61,070
  Imation Corp.*                                  787      19,832
  InFocus Corp.*                                  859      17,515
  Informix Corp.                                6,413      37,452
  Integrated Devices Technology Inc.*           2,388      75,676
  International Rectifier*                      1,393      47,501
  Keane Inc.*                                   1,540      33,880
  L-3 Communications*                             863      65,847
  Lam Research*                                 2,743      81,330
  Lattice Semiconductor*                        2,399      58,536
  Legato Systems Inc.*                          1,970      31,422
  LTX Corp.*                                    1,123      28,704
  Macromedia Inc.*                              1,313      23,634
  Macrovision Corp*                             1,110      76,035

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX PORTFOLIO

                                               SHARES       VALUE

                                                  ---------------
TECHNOLOGY - 18.43% (CONTINUED)
  Mentor Graphics*                              1,442  $   25,235
  Micrel Inc.*                                  2,037      67,221
  Microchip Technology*                         2,914      97,415
  MIPS Technologies Inc. Class B*                 865       8,304
  National Instruments*                         1,136      36,863
  Network Associates Inc.*                      3,075      38,284
  Newport Corporation                             799      21,174
  NVIDIA Corp.*                                 1,518     140,795
  Plantronics Inc.*                             1,098      25,419
  Plexus Corp.*                                   920      30,360
  Polycom Inc.*                                 1,832      42,301
  Powerwave Technologies*                       1,411      20,460
  Quantum Corp.-DSSG Stock*                     3,378      34,084
  Rational Software*                            4,541     127,375
  Retek Inc.*                                   1,068      51,200
  RF Micro Devices, Inc.*                       3,645      98,306
  SanDisk Corporation*                          1,503      41,919
  Sawtek Inc.*                                    952      22,401
  SCI Systems Inc.*                             3,262      83,181
  SEI Corp.                                     2,426     114,991
  Semtech Corp.*                                1,502      45,060
  Sensormatic Electronics*                      1,755      29,835
  Storage Technology*                           2,327      32,020
  Structural Dynamics Resources Corp.             793      19,429
  SunGard Data Systems*                         5,940     178,252
  Sybase Inc.*                                  2,269      37,325
  Sykes Enterprises*                              905       9,955
  Symantec Corp.*                               1,687      73,705
  Synopsys Inc.*                                1,358      65,714
  Teleflex                                        855      37,620
  Titan Corp.*                                  1,203      27,549
  Transaction Systems Architects, Inc.*           811      12,571
  TranSwitch Corp.*                             1,845      20,295
  TriQuint Semiconductor*                       1,753      39,443
  Vishay Intertechnology*                       3,085      70,955
  Wind River Systems*                           1,660      28,984
                                                       ----------
                                                        3,852,209
                                                       ----------
TRANSPORTATION - 1.56%
  Airborne Inc.                                 1,075      12,459
  Alaska Air Group*                               591      17,080
  Alexander & Baldwin                             903      23,252
                                               SHARES       VALUE

                                                  ---------------
TRANSPORTATION - 1.56% (CONTINUED)

  Atlas Air Worldwide Holdings*                   854  $   12,093
  C.H. Robinson Worldwide                       1,895      52,852
  CNF Inc.                                      1,089      30,764
  EGL Inc.*                                     1,046      18,263
  Expeditors International of
     Washington, Inc.                           1,151      69,059
  Hunt(J.B.) Transport Service*                   784      14,316
  Overseas Shipholding Group                      759      23,180
  Swift Transportation*                         1,818      34,959
  Wisconsin Central Transportation
     Corporation*                               1,035      17,317
                                                       ----------
                                                          325,594
                                                       ----------
    Total Common Stocks
       (cost $17,847,688)                              19,607,928
                                                       ----------

UNIT INVESTMENT TRUST - 3.83%
  S&P MidCap 400 Depositary Receipts            8,437     799,902
                                                       ----------
    Total Unit Investments Trust
       (cost $742,635)                                    799,902
                                                       ----------

SHORT-TERM INVESTMENTS(3) - 2.66%

                                            PRINCIPAL        VALUE

                                               -------------------
VARIABLE RATE DEMAND NOTES(1) - 1.56%
  Firstar Bank (3.500% due 12/31/31)      $   325,886  $   325,886
                                                       -----------
U.S. TREASURY BILL - 1.10%
  U.S. Treasury Bill (4.825% due
     08/16/01)                                230,000      229,001
                                                       -----------
    Total Short-Term Investments
       (cost $554,887)                                     554,887
                                                       -----------
TOTAL INVESTMENTS - 100.33%
   (cost $19,145,210)(2)                                20,962,717
                                                       -----------
OTHER ASSETS AND LIABILITIES - (.33%)                      (69,676)
                                                       -----------
TOTAL NET ASSETS - 100%                                $20,893,041
                                                       ===========


-------------

*    Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2001.

(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of June 30, 2001 was $3,553,986 and ($1,736,479) respectively.

(3) Securities and other current assets with an aggregate value of $522,500 have been segregated with the custodian to cover margin requirements for the open futrues contracts as of June 30, 2001:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Standard & Poor's MidCap 400 Index
   (09/01)                                      2       $ (1,100)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

JUNE 30, 2001 (UNAUDITED)

COMMON STOCKS - 54.47%

                                             SHARES          VALUE

                                                   ---------------
BASIC MATERIALS - 1.42%
  Air Products & Chemicals                      152  $       6,954
  Alcan Inc.                                    216          9,076
  Alcoa Inc.                                    571         22,497
  Allegheny Technologies                         55            995
  Archer-Daniels-Midland                        417          5,421
  Barrick Gold Corp.                            262          3,969
  Bemis Company                                  35          1,406
  Boise Cascade                                  38          1,336
  Dow Chemical                                  590         19,618
  Du Pont (E.I.) Demours and Company            693         33,430
  Eastman Chemical                               51          2,429
  Ecolab Inc.                                    86          3,523
  Engelhard Corp.                                84          2,166
  FMC Corp.*                                     20          1,371
  Freeport-McMoRan Copper*                      106          1,171
  Georgia-Pacific Group                         154          5,213
  Great Lakes Chemical                           36          1,111
  Hercules, Inc.*                                71            802
  Homestake Mining                              172          1,333
  Inco, Ltd.*                                   120          2,071
  International Paper                           319         11,388
  International Flavors & Fragrances
     Inc.                                        68          1,709
  Louisiana Pacific                              69            809
  Mead Corp.                                     68          1,846
  Newmont Mining                                111          2,066
  Nucor Corp.                                    56          2,738
  Pactiv Corporation*                           112          1,501
  Phelps Dodge                                   52          2,158
  Placer Dome Inc.                              217          2,127
  Potlatch Corp.                                 19            654
  PPG Industries                                115          6,046
  Praxair, Inc.                                 104          4,888
  Rohm & Haas                                   144          4,738
  Sigma-Aldrich                                  56          2,163
  Temple-Inland                                  35          1,865
  USX-U.S. Steel Group                           58          1,169
  Vulcan Materials                               67          3,601
  Westvaco Corp.                                 66          1,603
  Weyerhaeuser Corp.                            154          8,466
  Willamette Industries                          73          3,614
  Worthington Ind.                               57            775
                                                     -------------
                                                           191,816
                                                     -------------
CAPITAL GOODS - 5.13%
  Minnesota Mining & Manufacturing              262         29,894
  Allied Waste Industries*                      125          2,335
  American Power Conversion*                    128          2,016
  Avery Dennison Corp.                           74          3,778
  Ball Corp.                                     20            951
  Boeing Company                                600         33,360
  Caterpillar Inc.                              230         11,512
  Cooper Industries                              62          2,455
  Crane Company                                  40          1,240
  Cummins Inc.                                   27          1,045
  Danaher Corp.                                  94          5,264
  Deere & Co.                                   155          5,867
  Dover Corp.                                   134          5,045
                                             SHARES          VALUE

                                                   ---------------
CAPITAL GOODS - 5.13% (CONTINUED)

  Eaton Corp.                                    48  $       3,365
  Emerson Electric                              282         17,061
  Fluor Corp.                                    50          2,258
  General Dynamics                              133         10,349
  General Electric                            6,781        330,571
  Goodrich Corporation                           67          2,545
  Honeywell International                       528         18,475
  Illinois Tool Works                           199         12,597
  Ingersoll-Rand                                107          4,408
  ITT Industries, Inc.                           58          2,567
  Jabil Circuit*                                143          4,413
  Johnson Controls                               57          4,131
  Lockheed Martin Corp.                         283         10,485
  McDermott International*                       40            466
  Millipore Corp.                                30          1,859
  Molex Inc.                                    130          4,749
  National Service Ind.                          27            609
  Navistar International*                        41          1,153
  Northrop Grumman Corp.                         46          3,685
  PACCAR Inc.                                    51          2,622
  Pall Corp.                                     82          1,929
  Parker-Hannifin                                74          3,141
  Pitney-Bowes                                  170          7,160
  Power-One Inc.*                                45            749
  Rockwell International                        124          4,727
  Sanmina Corp.*                                196          4,588
  Sealed Air Corp.*                              55          2,049
  Solectron Corp.*                              414          7,576
  Symbol Technologies                           135          2,997
  Textron Inc.                                   95          5,229
  Thermo Electron*                              114          2,510
  Thomas & Betts                                 38            839
  Timken Co.                                     40            678
  Tyco International                          1,317         71,777
  United Technologies                           311         22,784
  Waste Management                              411         12,667
                                                     -------------
                                                           694,530
                                                     -------------
COMMUNICATIONS - 3.06%
  ALLTEL Corp.                                  208         12,742
  AT&T Corp.                                  2,315         50,930
  BellSouth                                   1,278         51,465
  CenturyTel, Inc.                               93          2,818
  Citizens Communications*                      171          2,057
  Global Crossing*                              583          5,037
  NEXTEL Communications*                        501          8,768
  Qwest Communications International*         1,133         36,109
  SBC Communications Inc.                     2,259         90,496
  Sprint Corp. FON Group                        580         12,389
  Sprint Corp. PCS Group*                       638         15,408
  Verizon Communications                      1,847         98,813
  WorldCom Inc.-WorldCom Group*               1,970         27,974
                                                     -------------
                                                           415,006
                                                     -------------
CONSUMER CYCLICALS - 4.74%
  American Greetings Class A                     43            473
  AutoZone Inc.*                                 88          3,300
  Bed Bath & Beyond*                            186          5,580
  Best Buy Co., Inc.*                           135          8,575
  Big Lots, Inc.*                                73            999
  Black & Decker Corp.                           56          2,210

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

                                             SHARES          VALUE

                                                   ---------------
CONSUMER CYCLICALS - 4.74% (CONTINUED)
  Block H&R                                      65  $       4,196
  Brunswick Corp.                                58          1,394
  Carnival Corp.                                400         12,280
  Cendant Corporation*                          557         10,862
  Centex Corp.                                   39          1,589
  Circuit City Group                            134          2,412
  Cintas Corporation                            116          5,365
  Convergys Corp.*                              101          3,055
  Cooper Tire & Rubber                           49            696
  Costco Wholesale Corp.*                       295         12,119
  Dana Corp.                                    101          2,357
  Delphi Automotive System                      372          5,926
  Dillard Inc.                                   62            947
  Dollar General                                218          4,251
  Dow Jones & Co.                                59          3,523
  Federated Department Stores*                  141          5,993
  Ford Motor                                  1,227         30,123
  Gannett Co.                                   176         11,598
  Gap (The)                                     563         16,327
  General Motors                                387         24,903
  Genuine Parts                                 117          3,686
  Goodyear Tire & Rubber                        103          2,884
  Harley-Davidson                               201          9,463
  Harrah's Entertainment*                        81          2,859
  Hasbro Inc.                                   114          1,647
  Hilton Hotels                                 243          2,819
  Home Depot                                  1,585         73,782
  IMS Health Inc.                               196          5,586
  Interpublic Group                             199          5,841
  K mart*                                       318          3,647
  KB Home                                        32            965
  Knight-Ridder Inc.                             51          3,024
  Kohl's Corp.*                                 216         13,550
  Leggett & Platt                               130          2,864
  Limited, Inc.                                 284          4,692
  Liz Claiborne, Inc.                            36          1,816
  Lowe's Companies Inc.                         253         18,355
  Marriott International, Inc.                  158          7,480
  Masco Corp.                                   297          7,413
  Mattel, Inc.                                  281          5,317
  May Department Stores                         204          6,989
  Maytag Corp.                                   52          1,522
  McGraw-Hill                                   129          8,533
  Meredith Corp.                                 33          1,182
  New York Times Class A                        112          4,704
  NIKE Inc.                                     181          7,600
  Nordstrom                                      89          1,651
  Office Depot*                                 209          2,169
  Omnicom Group                                 117         10,062
  Penney (J.C.)                                 173          4,560
  Pulte Homes, Inc                               27          1,151
  RadioShack Corp.                              123          3,752
  Reebok International*                          37          1,182
  Sears, Roebuck & Co.                          233          9,858
  Sherwin-Williams                              108          2,398
  Snap-On Inc.                                   39            942
  Stanley Works                                  58          2,429
  Staples Inc.*                                 320          5,117
  Starwood Hotels & Resorts                     122          4,548
  TJX Companies Inc.                            198          6,310
  TRW Inc.                                       82          3,362
                                             SHARES          VALUE

                                                   ---------------
CONSUMER CYCLICALS - 4.74% (CONTINUED)

  TMP Worldwide*                                 64  $       3,840
  Target Corp.                                  603         20,864
  Tiffany & Co.                                  96          3,477
  Toys R Us Holding Cos.*                       143          3,539
  Tribune Co.                                   204          8,162
  V.F. Corp.                                     75          2,729
  Visteon Corp.                                  86          1,581
  Wal-Mart Stores                             2,999        146,349
  Whirlpool Corp.                                48          3,000
                                                     -------------
                                                           642,305
                                                     -------------
CONSUMER STAPLES - 7.02%
  Alberto-Culver                                 37          1,555
  Albertson's                                   280          8,397
  Anheuser-Busch                                598         24,638
  AOL Time Warner Inc.*                       2,961        156,933
  Avon Products                                 157          7,266
  Brown-Forman Corp.                             45          2,877
  Campbell Soup                                 279          7,184
  Cardinal Health, Inc.                         273         18,837
  Clear Channel Communications*                 380         23,826
  Clorox Co.                                    155          5,247
  Coca Cola Co.                               1,697         76,365
  Coca-Cola Enterprises                         278          4,545
  Colgate-Palmolive                             381         22,475
  Comcast Class A Special*                      634         27,516
  ConAgra Foods Inc.                            350          6,934
  Coors (Adolph)                                 24          1,204
  CVS Corp.                                     258          9,959
  Darden Restaurants                             82          2,288
  Deluxe Corp.                                   48          1,387
  Donnelley (R.R.) & Sons                        81          2,406
  Fortune Brands, Inc.                          105          4,028
  General Mills                                 193          8,450
  Gillette Co.                                  721         20,902
  Heinz (H.J.)                                  233          9,527
  Hershey Foods                                  91          5,616
  Kellogg Co.                                   268          7,772
  Kimberly-Clark                                367         20,515
  Kroger Co.*                                   552         13,800
  McDonald's Corp.                              883         23,894
  McKesson HBOC Inc.                            186          6,904
  Newell Rubbermaid Inc.                        176          4,418
  Pepsi Bottling Group                           94          3,769
  PepsiCo Inc.                                  988         43,670
  Philip Morris                               1,476         74,906
  Procter & Gamble                              865         55,187
  Quaker Oats                                    87          7,939
  Ralston-Ralston Purina                        203          6,094
  Robert Half International*                    111          2,763
  Safeway Inc.*                                 328         15,744
  Sara Lee Corp.                                528         10,000
  Starbucks Corp.*                              242          5,566
  Supervalu Inc.                                 87          1,527
  Sysco Corp.                                   440         11,946
  TRICON Global Restaurant*                      97          4,258
  Tupperware Corp.                               38            890
  Unilever N.V.                                 378         22,517
  Univision Communications*                     142          6,075
  UST Inc.                                      107          3,088
  Viacom Inc.*                                1,194         61,790

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

                                             SHARES          VALUE

                                                   ---------------
CONSUMER STAPLES - 7.02% (CONTINUED)
  Walgreen Co.                                  666  $      22,744
  Walt Disney Co.                             1,427         41,226
  Wendy's International                          75          1,916
  Winn-Dixie                                     96          2,508
  Wrigley (Wm) Jr.                              150          7,028
                                                     -------------
                                                           950,816
                                                     -------------
ENERGY - 3.59%
  Amerada Hess                                   60          4,848
  Anadarko Petroleum                            160          8,645
  Apache Corp.                                   80          4,060
  Ashland Inc.                                   47          1,885
  Baker Hughes                                  218          7,303
  Burlington Resources                          142          5,673
  Chevron Corp.                                 431         39,006
  Conoco Inc.                                   413         11,936
  Devon Energy Corp.                             81          4,253
  EOG Resources                                  75          2,666
  Exxon Mobil Corp.                           2,314        202,126
  Halliburton Co.                               293         10,431
  Kerr-McGee                                     62          4,109
  Nabors Industries*                             98          3,646
  Noble Drilling Corp.*                          90          2,948
  Occidental Petroleum                          244          6,488
  Phillips Petroleum                            168          9,576
  Rowan Cos.*                                    62          1,370
  Royal Dutch Petroleum                       1,467         85,482
  Schlumberger Ltd.                             376         19,796
  Sunoco Inc.                                    59          2,161
  Texaco Inc.                                   365         24,309
  Tosco Corp.                                    96          4,229
  Transocean Sedco Forex                        184          7,590
  Unocal Corp.                                  161          5,498
  USX-Marathon Group                            206          6,079
                                                     -------------
                                                           486,113
                                                     -------------
FINANCIAL - 9.80%
  AFLAC Inc.                                    350         11,022
  Allstate Corp.                                492         21,643
  Ambac Financial Group                          70          4,074
  American Express                              883         34,260
  American General                              328         15,236
  American International Group                1,593        136,998
  AmSouth Bancorporation                        260          4,807
  Aon Corp.                                     169          5,915
  Bank One Corp.                                792         28,354
  Bank of America Corp.                       1,096         65,793
  Bank of New York                              488         23,424
  BB&T Corporation                              259          9,505
  Bear Stearns Cos.                              73          4,305
  Capital One Financial                         129          7,740
  Charles Schwab                                947         14,489
  Charter One Financial                         145          4,626
  Chubb Corp.                                   116          8,982
  Cincinnati Financial                          106          4,187
  Citigroup Inc.                              3,373        178,226
  Comerica Inc.                                 103          5,933
  Conseco Inc.*                                 215          2,935
  Countrywide Credit Industries, Inc.            75          3,441
  Fannie Mae                                    666         56,710
  Federal Home Loan Mortgage Corporation        460         32,200
                                             SHARES          VALUE

                                                   ---------------
FINANCIAL - 9.80% (CONTINUED)

  Fifth Third Bancorp                           374  $      22,459
  First Union Corp.                             648         22,641
  FleetBoston Financial                         714         28,167
  Franklin Resources Inc                        173          7,918
  Golden West Financial                         105          6,745
  Harcourt General, Inc.*                        47          2,735
  Hartford Financial Services                   142          9,713
  Household International                       313         20,877
  Huntington Bancshares                         161          2,632
  Jefferson-Pilot                               102          4,929
  John Hancock Financial                        200          8,052
  J.P. Morgan Chase & Co.                     1,332         59,407
  KeyCorp                                       287          7,476
  Lehman Brothers Holdings, Inc.                160         12,440
  Lincoln National Corporation                  127          6,572
  Loews Corp.                                   130          8,376
  Marsh & McLennan                              178         17,978
  MBIA Inc.                                      97          5,401
  MBNA Corp.                                    583         19,210
  Mellon Financial Corp.                        325         14,950
  Merrill Lynch                                 554         32,825
  MetLife Inc.                                  523         16,203
  MGIC Investment                                70          5,085
  Moody's Corp.                                 107          3,585
  Morgan Stanley, Dean Witter                   748         48,044
  National City Corp.                           401         12,343
  Northern Trust Corp.                          147          9,188
  PNC Financial Services                        192         12,632
  Progressive Corp.                              48          6,489
  Providian Financial Corp                      188         11,130
  Regions Financial Corp.                       166          5,312
  SAFECO Corp.                                   84          2,478
  SouthTrust Corp.                              222          5,772
  St. Paul Companies                            140          7,097
  State Street Corp.                            212         10,492
  Stilwell Financial                            147          4,933
  SunTrust Banks                                200         12,956
  Synovus Financial                             187          5,868
  T.Rowe Price Associates                        80          2,991
  Torchmark Corp.                                85          3,418
  Union Planters                                 89          3,880
  UNUMProvident Corp.                           159          5,107
  U.S. Bancorp                                1,269         28,921
  USA Education Inc.                            104          7,592
  Wachovia Corp.                                134          9,534
  Washington Mutual, Inc.                       588         22,079
  Wells Fargo & Co.                           1,170         54,323
  Zions Bancorp                                  67          3,953
                                                     -------------
                                                         1,327,713
                                                     -------------
HEALTH CARE - 6.83%
  Abbott Labs                                 1,058         50,795
  Aetna Inc.*                                    93          2,406
  Allergan, Inc.                                 86          7,353
  American Home Products                        897         52,421
  Amgen*                                        679         41,202
  Applera Corp.                                 138          3,692
  Bard (C.R.) Inc.                               33          1,879
  Bausch & Lomb                                  35          1,268
  Baxter International Inc                      384         18,816
  Becton, Dickinson                             167          5,977

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

                                             SHARES          VALUE

                                                   ---------------
HEALTH CARE - 6.83% (CONTINUED)
  Biogen, Inc.*                                  98  $       5,327
  Biomet, Inc.                                  122          5,863
  Boston Scientific*                            270          4,590
  Bristol-Myers Squibb                        1,338         69,977
  Chiron Corp.*                                 116          5,916
  CIGNA Corp.                                   108         10,349
  Forest Laboratories*                          110          7,810
  Guidant Corp.*                                203          7,308
  HCA Inc.                                      369         16,675
  HEALTHSOUTH Corp.*                            255          4,072
  Humana Inc.*                                  111          1,093
  Johnson & Johnson                           2,023        101,150
  King Pharmaceuticals*                         109          5,859
  Lilly (Eli) & Co.                             747         55,278
  Manor Care Inc*                                68          2,159
  MedImmune Inc.*                               138          6,514
  Medtronic Inc.                                822         37,820
  Merck & Co.                                 1,578        100,850
  Pfizer, Inc.                                4,235        169,611
  Pharmacia Corp.                               883         40,574
  Quintiles Transnational*                       76          1,919
  Schering-Plough                             1,000         36,240
  St Jude Medical*                               55          3,300
  Stryker Corp.                                 125          6,856
  Tenet Healthcare Corp.*                       207         10,679
  United Health Group Inc.                      214         13,215
  Watson Pharmaceuticals*                        64          3,945
  WellPoint Health Network*                      41          3,864
                                                     -------------
                                                           924,622
                                                     -------------
TECHNOLOGY - 10.51%
  ADC Telecommunications*                       528          3,485
  Adobe Systems                                 158          7,426
  Advanced Micro Devices*                       202          5,834
  Agilent Technologies*                         299          9,718
  Altera Corp.*                                 264          7,656
  Analog Devices*                               234         10,121
  Andrew Corp.*                                  53            978
  Apple Computer*                               215          4,999
  Applied Materials*                            534         26,219
  Applied Micro Circuits*                       202          3,474
  Autodesk, Inc.                                 39          1,455
  Automatic Data Processing                     415         20,626
  Avaya Inc.*                                   179          2,452
  BMC Software*                                 161          3,629
  Broadcom Corporation*                         142          6,072
  BroadVision Inc.*                             168            840
  Cabletron Systems*                            120          2,742
  Cisco Systems*                              4,925         89,635
  Citrix Systems*                               122          4,258
  COMPAQ Computer                             1,163         18,015
  Computer Associates International             389         14,004
  Computer Sciences Corp.*                      111          3,841
  Compuware Corp.*                              238          3,330
  Comverse Technology*                          101          5,767
  Concord EFS Inc.*                             161          8,374
  Conexant Systems*                             144          1,289
  Corning Inc.                                  629         10,511
  Dell Computer*                              1,770         46,286
  Eastman Kodak                                 205          9,569
  Electronic Data Systems                       308         19,250
                                             SHARES          VALUE

                                                   ---------------
TECHNOLOGY - 10.51% (CONTINUED)

  EMC Corp.*                                  1,497  $      43,488
  Equifax Inc.                                   93          3,411
  First Data                                    273         17,540
  FIserv Inc.*                                   80          5,118
  Gateway, Inc.*                                213          3,504
  Grainger (W.W.) Inc.                           62          2,552
  Hewlett-Packard                             1,353         38,696
  Intel Corp.                                 4,605        134,696
  International Business Machines
     Corporation                              1,172        132,436
  Intuit, Inc.*                                 127          5,079
  JDS Uniphase Corp.*                           873         10,913
  KLA-Tencor Corp.*                             123          7,192
  Lexmark International Inc.*                    85          5,716
  Linear Technology Corp.                       206          9,109
  LSI Logic*                                    242          4,550
  Lucent Technologies                         2,285         14,167
  Maxim Integrated Products*                    187          8,267
  Mercury Interactive*                           53          3,175
  Micron Technology*                            367         15,084
  Microsoft Corp.*                            3,611        263,597
  Motorola Inc.                               1,495         24,757
  National Semiconductor*                       117          3,407
  NCR Corp.*                                     63          2,961
  Network Appliance*                            201          2,754
  Nortel Networks Holding Co.                 2,120         19,271
  Novell Inc.*                                  218          1,240
  Novellus Systems*                              86          4,884
  Oracle Corp.*                               3,830         72,770
  Palm Inc.*                                    372          2,258
  Parametric Technology*                        182          2,546
  Paychex Inc.                                  245          9,800
  PeopleSoft Inc.*                              182          8,960
  PerkinElmer, Inc.                              64          1,762
  QLogic Corp.*                                  50          3,223
  QUALCOMM Inc.*                                490         28,655
  Raytheon Co.                                  225          5,974
  Sabre Holdings Corporation*                    85          4,250
  Sapient Corp.*                                 78            761
  Scientific-Atlanta                            105          4,263
  Siebel Systems, Inc.*                         294         13,789
  Sun Microsystems*                           2,203         34,631
  Tektronix Inc.*                                64          1,738
  Tellabs, Inc.*                                271          5,252
  Teradyne, Inc.*                               114          3,773
  Texas Instruments                           1,184         37,296
  Unisys Corp.*                                 206          3,030
  Veritas Software*                             258         17,165
  Vitesse Semiconductor*                        120          2,525
  Xerox Corp.                                   440          4,211
  Xilinx Inc.*                                  212          8,743
  Yahoo! Inc.*                                  359          7,176
                                                     -------------
                                                         1,423,970
                                                     -------------
TRANSPORTATION - .39%
  AMR Corp.*                                     99          3,577
  Burlington Northern Santa                     270          8,146
  CSX Corp.                                     144          5,219
  Delta Air Lines                                81          3,570
  FedEx Corporation*                            192          7,718
  Norfolk Southern Corp.                        253          5,237
  Ryder System                                   39            764

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

                                             SHARES          VALUE

                                                   ---------------
TRANSPORTATION - .39% (CONTINUED)
  Southwest Airlines                            492  $       9,098
  Union Pacific                                 164          9,005
  USAirways Group Inc.*                          44          1,069
                                                     -------------
                                                            53,403
                                                     -------------
UTILITIES - 1.98%
  AES Corp.*                                    360         15,498
  Allegheny Energy Inc.                          70          3,378
  Ameren Corp.                                   91          3,886
  American Electric Power                       213          9,834
  Calpine Corp.*                                200          7,560
  CINergy Corp.                                 105          3,670
  CMS Energy                                     80          2,228
  Consolidated Edison Holdings                  140          5,572
  Constellation Energy Group                     99          4,217
  Dominion Resources                            157          9,440
  DTE Energy Co.                                 94          4,365
  Duke Energy                                   486         18,959
  Dynegy Inc.                                   201          9,347
  Edison International                          220          2,453
  El Paso Corp.                                 326         17,128
  Enron Corp.                                   484         23,715
  Entergy Corp.                                 152          5,835
  Exelon Corp.                                  215         13,786
  FirstEnergy Corp.                             153          4,920
  FPL Group                                     118          7,105
  GPU Inc.                                       80          2,812
  KeySpan                                        93          3,393
  Kinder Morgan, Inc.                            65          3,266
  Mirant Corporation*                           224          7,706
  Niagara Mohawk Holdings Inc*                  114          2,017
  NICOR Inc.                                     31          1,208
  NiSource Inc.                                 139          3,799
  ONEOK Inc.                                     38            749
  Peoples Energy                                 23            925
  PG&E Corp.                                    255          2,856
  Pinnacle West Capital                          56          2,654
  PPL Corporation                                95          5,225
  Progress Energy, Inc.                         138          6,199
  Public Service Enterprise                     143          6,993
  Reliant Energy                                195          6,281
  Sempra Energy                                 135          3,691
  Southern Co.                                  463         10,765
  TXU Corp.                                     174          8,385
  Williams Cos.                                 292          9,621
  Xcel Energy Inc.                              223          6,344
                                                     -------------
                                                           267,785
                                                     -------------
  Total Common Stocks
     (cost $7,761,317)                                   7,378,079
                                                     -------------

UNIT INVESTMENT TRUST - 3.39%
  S&P 500 Depositary Receipts                 3,742        458,956
                                                     -------------
    Total Unit Investment Trust
       (cost $442,191)                                     458,956
                                                     -------------
U.S. TREASURY OBLIGATIONS - 13.88%

                                          PRINCIPAL          VALUE

                                                ------------------
  U.S. Treasury Note
     (4.825% due 08/16/01)                $  20,000  $      19,913
  U.S. Treasury Note
     (7.250% due 05/15/04)                  775,000        829,744
  U.S. Treasury Note
     (6.500% due 05/15/05)                  382,000        403,887
  U.S. Treasury Note
     (5.000% due 02/15/11)                  120,000        116,437
  U.S. Treasury Note
     (6.125% due 11/15/27)                  495,000        510,011
                                                     -------------
    Total U.S. Treasury Obligations
       (cost $1,869,062)                                 1,879,992
                                                     -------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 4.18%

FEDERAL HOME LOAN MORTGAGE CORPORATION
   5.750% due 07/15/03                      555,000        565,902
                                                     -------------
    Total U.S. Government Agency
       Obligations (cost $550,920)                         565,902
                                                     -------------

MORTGAGE-BACKED
SECURITIES - 10.87%

FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNCL (7.000% due 07/01/29)              1,463,567      1,472,364
                                                     -------------
    Total Mortgage-Backed Securities
       (cost $1,454,899)                                 1,472,364
                                                     -------------

CORPORATE BONDS - 10.07%

AIR TRANSPORTION - 1.08%
  Delta Airlines (7.900% due 12/15/09)      154,000        146,532
                                                     -------------

BANK, BANK HOLDING COMPANIES & OTHER
   BANK SERVICES - 2.75%
  Erac USA Finance (7.950% due 12/15/09)    154,000        156,958
  Household Finance Corp.(5.875% due
     02/01/09)                              230,000        215,379
                                                     -------------
                                                           372,337
                                                     -------------

CONSUMER CYCLICALS - 1.09%
  Ford Motor Credit Corp. (7.450% due
     07/16/31)                              154,000        147,812
                                                     -------------

MANUFACTURING - 2.18%
  Champion International Corp. (7.200%
     due 11/01/26)                          138,000        134,954
  Rohm & Haas Co. (6.950% due 07/15/04)     154,000        159,674
                                                     -------------
                                                           294,628
                                                     -------------

TELECOMMUNICATION - 2.97%
  Citizen Communications (9.250% due
     05/15/11)                              200,000        207,917
  Worldcom Inc. (7.500% due 05/15/11)       200,000        194,730
                                                     -------------
                                                           402,647
                                                     -------------
    Total Corporate Bonds
       (cost $1,367,296)                                 1,363,956
                                                     -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

                                          PRINCIPAL          VALUE

                                                ------------------
SHORT-TERM INVESTMENTS - 2.74%

VARIABLE RATE DEMAND NOTES(1) - 2.74%
  Firstar Bank (3.299% due 12/31/31)      $ 371,234  $     371,234
                                                     -------------
    Total Short-Term Investments
       (cost $371,234)                                     371,234
                                                     -------------
TOTAL INVESTMENTS - 99.60%
   (cost $13,816,919)(2)                                13,490,483
                                                     -------------
OTHER ASSETS AND LIABILITIES - .40%                         53,571
                                                     -------------
TOTAL NET ASSETS - 100%                              $  13,544,054
                                                     =============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2001.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of June 30, 2001 was $991,454 and ($1,317,890), respectively.
(3) Securities and other current assets with an aggregate value of $307,925 have been segregated with the custodian to cover margin requirements for the open futrues contracts as of June 30, 2001:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Standard & Poor's 500 Index (09/01)             5       $(11,400)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NASDAQ-100 INDEX PORTFOLIO                         SCHEDULE OF INVESTMENTS

JUNE 30, 2001 (UNAUDITED)

COMMON STOCKS - 83.75%

                                              SHARES       VALUE

                                                 ---------------
BASIC INDUSTRIES - .27%
  Smurfit-Stone Container Corporation*         2,013  $   32,611
                                                      ----------
CAPITAL GOODS - 1.69%
  Maxim Integrated Products, Inc.*             3,864     170,827
  PACCAR Inc.                                    722      37,125
                                                      ----------
                                                         207,952
                                                      ----------
CONSUMER NON-DURABLES - .64%
  Cintas Corporation                           1,706      78,903
                                                      ----------
CONSUMER SERVICES - 8.70%
  Adelphia Communications Corporation*         1,356      55,596
  Amazon.com, Inc.*                            1,994      28,215
  Ariba, Inc.*                                 1,988      10,934
  At Home Corporation*                         2,125       4,548
  Bed Bath & Beyond*                           3,240      97,200
  CMGI, Inc.*                                  3,176       9,528
  Comcast Class A Special*                     3,751     162,793
  Costco Wholesale Corp.*                      1,992      81,831
  eBay Inc.*                                   1,684     115,337
  Gemstar-TV Guide International Inc.*         3,623     154,340
  PanAmSat Corporation*                        1,700      66,096
  Staples, Inc.*                               2,565      41,014
  Starbucks Corp.*                             4,440     102,120
  TMP Worldwide Inc.*                            997      59,820
  USA Networks, Inc.*                          2,936      82,208
                                                      ----------
                                                       1,071,580
                                                      ----------
HEALTH CARE - 9.09%
  Abgenix, Inc.*                                 687      30,915
  Amgen*                                       4,092     248,303
  Biogen, Inc.*                                1,532      83,280
  Biomet, Inc.                                 2,028      97,466
  Chiron Corp.*                                2,229     113,678
  Genzyme General*                             2,026     123,586
  Human Genome Sciences, Inc.*                 1,026      61,817
  IDEC Pharmaceuticals Corporation*            1,322      89,486
  Immunex Corporation*                         6,247     110,884
  MedImmune Inc.*                              1,913      90,294
  Millennium Pharmaceuticals, Inc.*            1,965      69,915
                                                      ----------
                                                       1,119,624
                                                      ----------
PUBLIC UTILITIES - 2.32%
  McLeodUSA Incorporated*                      4,144      19,021
  NEXTEL Communications*                       7,885     137,987
  WorldCom, Inc. - WorldCom Group*             8,732     123,994
  XO Communications, Inc.*                     2,483       4,767
                                                      ----------
                                                         285,769
                                                      ----------
TECHNOLOGY - 61.04%
  3Com Corporation*                            1,456       6,916
  ADC Telecommunications*                      8,201      54,127
  Adobe Systems                                1,988      93,436
  Altera Corporation*                          4,548     131,892
  Apple Computer*                              4,069      94,604
  Applied Materials*                           3,532     173,421
  Applied Micro Circuits*                      2,920      50,224
  Atmel Corporation*                           2,947      39,755
  BEA Systems, Inc.*                           3,004      92,253
                                              SHARES       VALUE

                                                 ---------------
TECHNOLOGY - 61.04% (CONTINUED)

  Broadcom Corporation*                        1,382  $   59,094
  BroadVision Inc.*                            2,462      12,310
  Brocade Communications Systems, Inc.*        1,937      85,209
  Check Point Software Technologies Ltd.       1,931      97,651
  CIENA Corporation*                           3,277     124,526
  Cisco Systems*                              21,862     397,888
  Citrix Systems*                              1,855      64,740
  CNET Networks, Inc.*                         1,312      17,056
  Compuware Corp.*                             1,912      26,749
  Comverse Technology*                         1,453      82,966
  Concord EFS Inc.*                            2,299     119,571
  Conexant Systems*                            2,262      20,245
  Dell Computer*                               8,021     209,749
  EchoStar Communications Corporation*         2,046      66,331
  Electronic Arts Inc.*                        1,130      65,427
  Exodus Communications, Inc.*                 4,972      10,242
  Fiserv Inc.*                                 1,308      83,686
  Flextronics International Ltd.               4,368     114,048
  i2 Technologies, Inc.*                       3,697      73,201
  Inktomi Corporation*                           978       9,379
  Intel Corp.                                 19,689     575,903
  Intuit, Inc.*                                2,197      87,858
  JDS Uniphase Corp.*                         11,296     141,200
  Juniper Networks, Inc.*                      1,760      54,736
  KLA-Tencor Corp.*                            1,884     110,157
  Level 3 Communications, Inc.*                2,150      11,804
  Linear Technology Corp.                      3,561     157,467
  LM Ericsson Telephone Company                8,011      43,420
  Mercury Interactive*                           726      43,487
  Metromedia Fiber Network, Inc.*              4,987      10,173
  Microchip Technology Incorporated*             913      30,522
  Microsoft Corp.*                            15,482   1,130,186
  Molex Incorporated                             818      29,882
  Network Appliance*                           2,828      38,744
  Novell Inc.*                                 3,210      18,265
  Novellus Systems*                            1,209      68,659
  NVIDIA Corporation*                            600      55,650
  Oracle Corp.*                               19,570     371,830
  Palm Inc.*                                   4,519      27,430
  Parametric Technology*                       3,044      42,586
  Paychex Inc.                                 2,982     119,280
  PeopleSoft Inc.*                             3,473     170,976
  PMC-Sierra, Inc.*                            1,488      46,232
  QLogic Corp.*                                  792      51,044
  QUALCOMM Inc.*                               7,661     448,015
  Rational Software Corporation*               1,676      47,012
  RealNetworks, Inc.*                          1,254      14,735
  RF Micro Devices, Inc.*                      1,564      42,181
  Sanmina Corporation*                         2,853      66,789
  Siebel Systems, Inc.*                        4,414     207,017
  Sun Microsystems*                           11,845     186,203
  Tellabs, Inc.*                               1,972      38,217
  VeriSign, Inc.*                              1,569      94,156
  Veritas Software Corporation*                3,372     224,340
  Vitesse Semiconductor*                       1,661      34,947
  Xilinx Inc.*                                 3,691     152,217
  Yahoo! Inc.*                                 2,263      45,237
                                                      ----------
                                                       7,515,253
                                                      ----------
    Total Common Stocks
       (cost $15,510,419)                             10,311,692
                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                         NASDAQ-100 INDEX PORTFOLIO

                                              SHARES       VALUE

                                                 ---------------
UNIT INVESTMENT TRUST - 3.90%
  Nasdaq 100 Shares*                          10,509  $  479,737
                                                      ----------
    Total Unit Investment Trust
       (cost $439,798)                                   479,737
                                                      ----------

SHORT-TERM INVESTMENTS - 11.90%

                                           PRINCIPAL        VALUE

                                              -------------------
VARIABLE RATE DEMAND NOTES(1) - 7.45%
  American Family (3.361% due 12/31/31)   $  435,843  $   435,843
  Firstar Bank (3.500% due 12/31/31)         481,357      481,357
                                                      -----------
                                                          917,200
                                                      -----------
                                           PRINCIPAL        VALUE

                                              -------------------
SHORT-TERM INVESTMENTS - 11.90%
(CONTINUED)

U.S. TREASURY BILL - 4.45%
  U.S. Treasury Bill (4.825% due
     08/16/01)                            $  550,000  $   547,613
                                                      -----------
    Total Short-Term Investments
       (cost $1,464,813)                                1,464,813
                                                      -----------
TOTAL INVESTMENTS - 99.55%
   (cost $17,415,030)(2)                               12,256,242
                                                      -----------
OTHER ASSETS AND LIABILITIES - .45%                        55,330
                                                      -----------
TOTAL NET ASSETS - 100%                               $12,311,572
                                                      ===========

-------------

*    Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown isas of June 30, 2001.

(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of June 30, 2001 was $653,950 and ($5,812,738) respectively.

(3) Securities and other current assets with an aggregate value of $1,477,200 have been segregated with the custodian to cover margin requirements for the open futrues contracts as of June 30, 2001:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Nasdaq-100 Index (09/01)                        8      $ (43,870)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

JUNE 30, 2001   (UNAUDITED)

COMMON STOCKS - 97.05%

                                              SHARES          VALUE

                                                    ---------------
BASIC MATERIALS - 3.09%
  Airgas, Inc.*                                1,170  $      13,923
  Albemarle Corporation                          531         12,303
  AMCOL International Corporation                421          2,526
  Arch Chemicals Inc.                            423          9,234
  Bethlehem Steel Corporation*                 2,723          5,500
  Brush Engineered Materials Inc.                347          5,552
  Buckeye Technologies Inc*                      448          6,451
  Cambrex Corporation                            466         23,570
  Caraustar Industries, Inc.                     543          4,996
  Carpenter Technology Corp.                     405         11,862
  Century Aluminum Co.                           263          4,219
  ChemFirst Inc.                                 227          5,947
  Chesapeake Corporation                         318          7,871
  Cleveland-Cliffs Inc.                          200          3,700
  Crompton Corp.                               2,373         25,866
  Cytec Industries Inc.*                         848         32,224
  Deltic Timber Corp.                            208          5,990
  Ferro Corp.                                    595         12,977
  Fuller (H. B.) Co.                             296         14,770
  Georgia Gulf Corp.                             507          7,859
  Gibraltar Steel Corporation*                   115          2,254
  Glatfelter (P. H.) Company                     265          3,779
  IMC Global Inc.                              2,271         23,164
  International Specialty Products Inc.*         273          2,894
  Kaiser Aluminum Corp.*                         622          2,476
  Louisiana-Pacific Corp.                      2,190         25,689
  MacDermid Inc.                                 433          7,794
  Millennium Chemicals Inc.                    1,331         20,032
  Minerals Technologies Inc                      411         17,640
  NL Industries Inc                              203          2,812
  Octel Corporation*                             209          3,396
  Olin Corporation                               729         12,386
  Omnova Solutions Inc.                          831          6,050
  Oregon Steel Mills, Inc.*                      541          4,599
  PolyOne Corp.                                1,625         16,916
  Pope & Talbot, Inc.                            291          3,757
  Potlatch Corporation                           594         20,440
  Quaker Chemical Corp.                          162          3,078
  Reliance Steel & Aluminum Company              399         10,075
  Roanoke Electric Steel Corp.                   229          3,998
  Rock-Tenn Company                              242          2,965
  RPM, Inc.                                    2,145         19,734
  RTI International Metals Inc.*                 438          6,680
  Ryerson Tull Inc.                              468          6,313
  Schulman (A.), Inc.                            612          8,262
  Schweitzer-Mauduit
     International, Inc.                         311          7,340
  Southern Peru Copper Corp.                     295          3,643
  Spartech Corporation                           281          6,786
  Steel Dynamics Inc.*                           525          6,563
  Stepan Company                                 132          3,458
  Stillwater Mining Co.*                         812         23,751
  Symyx Technologies Inc.*                       535         14,065
  Terra Industries Inc.*                         804          3,136
  Titanium Metals Corporation*                   410          4,100
  Tremont Corp.                                   27            959
  Uniroyal Technology Corporation*               282          2,397
  USEC Inc.                                    1,689         14,238
  Valhi, Inc.                                    147          1,904
  Wausau-Mosinee Paper Corporation               971         12,516
                                              SHARES          VALUE

                                                    ---------------
BASIC MATERIALS - 3.09% (CONTINUED)

  Wellman, Inc.                                  562  $      10,060
                                                      -------------
                                                            569,439
                                                      -------------
COMMUNICATIONS - 4.05%
  1-800 Contacts Inc.*                           142          3,520
  4 Kids Entertainment Inc.*                     175          3,351
  Adaptec, Inc.*                               2,068         20,556
  Aether Systems Inc.*                           459          4,062
  Agile Software Corporation*                    632         10,744
  Akamai Technologies Inc.*                    1,446         13,267
  Allen Telecom Inc.*                            534          8,010
  Alliance Fiber Optic Products Inc.*            303          1,439
  Alloy Online Inc.*                             173          2,476
  American Online Latin America Inc.*            466          4,189
  Applied Innovation Inc.*                       184          1,536
  Art Technology Group Inc.*                   1,135          6,583
  Asiainfo Holdings Inc.*                        557         11,001
  AT&T Latin America Corp.*                      908          4,522
  Avanex Corporation*                            611          5,927
  Avici Systems Inc.*                          1,031          8,836
  Blue Martini Software Inc.*                    622          1,866
  Boston Communications Group, Inc.*             315          4,536
  CacheFlow Inc.*                                456          2,248
  Centra Software, Inc.*                         446          7,578
  Click Commerce Inc.*                           361          3,249
  Commerce One Inc.*                           4,133         24,137
  Conestoga Enterprises, Inc.                    165          4,876
  Copper Mountain Networks Inc.*               1,110          4,551
  CoSine Communications, Inc.*                 1,830          4,099
  Covad Communications Group Inc.*             3,776          3,814
  Digex, Inc*                                    458          5,954
  Digital Generation Systems, Inc.*              740          3,071
  Digital Lightwave Inc.*                        265          9,794
  Ditech Communications Corporation*             497          3,688
  divine, inc.*                                2,020          4,242
  DMC Stratex Networks Inc.*                   1,547         15,470
  Dobson Communications Corporation*             492          8,389
  Docent, Inc.*                                  766          7,660
  E.piphany Inc.*                              1,296         13,167
  Engage, Inc.*                                  916            669
  Fibercore Inc.*                                660          4,297
  Fisher Communications Inc.                      85          6,196
  Focal Communications Corporation*              328            774
  Freemarkets Inc.*                              607         12,140
  FTD.COM Inc.*                                  172          1,218
  Genuity Inc.*                                3,173          9,900
  IDT Corp.*                                     712          9,612
  I-many Inc.*                                   698          9,423
  InfoSpace.com Inc.*                          5,113         19,634
  Inktomi Corporation*                         2,373         22,757
  InterNAP Network Services Corporation*       3,150         10,301
  Internet Capital Group, Inc.*                3,962          7,924
  Intrado Inc.*                                  247          4,241
  Ixia*                                          879         16,701
  Kana Software, Inc.*                         3,068          6,259
  Key3media Group, Inc.*                         613          7,117
  Lantronics Inc.*                               327          3,368
  Lexent, Inc.*                                  402          3,473
  Liberate Technologies Inc.*                  2,190         23,981
  Liberty Digital Inc.*                          448          2,728
  LightPath Technologies, Inc.*                  406          3,613
  Loudcloud, Inc.*                               518          1,575

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                              SHARES          VALUE

                                                    ---------------
COMMUNICATIONS - 4.05% (CONTINUED)
  Luminent, Inc.*                                262  $       1,100
  Lynch Interactive Corporation*                  45          2,835
  Macromedia, Inc.*                            1,234         22,212
  MCI Group*                                      48            774
  Metro One Telecommunications, Inc.*            377         24,456
  Micro General Corporation*                     214          3,510
  New Focus Inc.*                              1,099          9,067
  Newport Corporation                            715         18,948
  Next Level Communications, Inc.*               435          2,936
  Novatel Wireless, Inc.*                        554          1,125
  NTELOS Inc.*                                   354         10,641
  OmniSky Corporation*                           388            776
  Oplink Communication, Inc.*                  2,425          9,094
  Optical Communication Products, Inc.*           97          1,032
  PECO II Inc.*                                  279          1,827
  Performance Technologies, Inc.*                208          3,120
  Portal Software Inc.*                        2,040          8,425
  Priceline.com Inc.*                          1,966         17,792
  ProQuest Inc.*                                 282          8,742
  RCN Corporation*                               613          3,365
  Safeguard Scientifics, Inc.*                 2,461         12,650
  Sapient Corporation*                         1,658         16,166
  Skillsoft Corporation*                          88          3,014
  SpectraSite Holdings, Inc.*                  1,396         10,107
  Spectrian Corporation*                         241          3,856
  Stratos Lightwave, Inc.*                     1,345         17,485
  Sunrise Telecom Inc.*                          383          2,279
  Support.com Inc.*                              456          2,941
  Turnstone Systems Inc.*                        617          4,319
  U.S. Wireless Corporation*                     143              1
  UbiqueTel Inc.*                                909          6,908
  UnitedGlobal Com Inc.*                       1,570         13,581
  US Unwired, Inc.*                              636          6,748
  Vitria Technology Inc.*                      1,478          5,084
  WebEx Inc.*                                    356          9,491
  webMethods Inc.*                               490         10,378
  Western Multiplex Corporation*               1,043          7,165
  WJ Communications Inc.*                        304          1,414
  World Wrestling Federation
     Entertainment Inc.*                         241          3,326
  WorldCom Group*                              1,198         17,048
  XO Communications Inc.-Class A*              5,369         10,308
                                                      -------------
                                                            746,355
                                                      -------------
CONSUMER CYCLICAL - 14.35%
  1 800 FLOWERS.COM Inc.*                        174          2,582
  7-Eleven Inc.*                                 486          5,468
  99 Cents Only Stores*                          563         16,862
  Ackerley Group, Inc.*                          315          3,531
  Action Performance Cos., Inc.*                 286          7,150
  ACTV, Inc.*                                    856          2,850
  Advanced Marketing Services, Inc.              260          5,421
  ADVO, Inc.*                                    394         13,455
  AFC Enterprises Inc.*                          196          3,753
  AirTran Holdings Inc.*                       1,229         12,905
  Alaska Air Group, Inc.*                        556         16,068
  Alliance Gaming Corporation*                   153          6,008
  Ambassadors International, Inc.*               145          3,582
  AMC Entertainment Inc.*                        390          5,070
  America West Holdings Corp.*                   706          7,039
  American Axle & Manufacturing Holdings
     Inc.*                                       213          3,621
  American Woodmark Corporation                  113          4,341
  Ameristar Casinos, Inc.*                        56            896
                                              SHARES          VALUE

                                                    ---------------
CONSUMER CYCLICAL - 14.35% (CONTINUED)

  Amtran, Inc.*                                   67  $       1,467
  Anchor Gaming*                                 288         18,611
  AnnTaylor Stores Corporation*                  511         18,294
  APAC Customer Services, Inc.*                  505          1,601
  Applebee's International, Inc.                 699         22,368
  Applica Inc.*                                  364          2,897
  Arctic Cat Inc.                                342          4,959
  Argosy Gaming Company*                         469         13,019
  ArvinMeritor Inc.                            1,382         23,135
  Atlantic Coast Airlines Inc.*                  822         24,652
  Aviall, Inc.*                                  388          4,256
  Aztar Corporation*                             739          8,942
  Bally Total Fitness Holding
     Corporation*                                554         16,404
  Bandag, Inc.                                   237          6,470
  Bassett Furniture Industries, Inc.             213          2,680
  Beasley Broadcast Group Inc.*                  160          2,720
  Beazer Homes USA, Inc.*                        180         11,428
  bebe Stores Inc.*                               78          2,274
  Bell Microproducts Inc.*                       289          3,456
  Bob Evans Farms, Inc.                          730         13,140
  Boca Resorts Inc.*                             610          8,985
  BorgWarner Inc                                 552         27,390
  Boyd Gaming Corporation*                       622          3,577
  Brightpoint, Inc.*                           1,171          3,396
  Brown Shoe Co. Inc.                            346          6,245
  BUCA Inc.*                                     258          5,612
  Buckle, Inc. (The)*                            130          2,457
  Building Materials Holding
     Corporation*                                270          4,107
  Burlington Coat Factory Warehouse
     Corporation                                 373          7,460
  Bush Industries, Inc.                          172          2,262
  California Pizza Kitchen Inc.*                 312          7,254
  Casey's General Stores, Inc.                   829         10,777
  Cash America International, Inc.               466          3,961
  Cato Corp.                                     295          5,758
  CBRL Group Inc.                              1,178         19,967
  CEC Entertainment Inc*                         586         28,919
  Champion Enterprises, Inc.*                  1,002         11,403
  Championship Auto Racing Teams Inc.*           263          4,208
  Charlotte Russe Holding Inc.*                  434         11,631
  Charming Shoppes, Inc.*                      2,034         12,204
  Cheap Tickets, Inc.*                           229          3,458
  Cheesecake Factory Inc.*                       778         22,017
  Chico's FAS, Inc.*                             462         13,745
  Children's Place Retail Stores Inc.*           222          5,950
  Choice Hotels International Inc.*              748         11,220
  Christopher & Banks Corp.*                     302          9,845
  Churchill Downs Inc.                            58          1,455
  Circuit City Stores, Inc. - CarMax
     Group*                                      538          8,586
  Claire's Stores, Inc.                          884         17,114
  Coachmen Industries, Inc.                      297          3,935
  Coldwater Creek Inc.*                           82          2,132
  Cole National Corporation*                     206          3,039
  Collins & Aikman Corp.*                      1,834         11,371
  CompX International Inc. - Class A              76            908
  Cooper Tire & Rubber Co.                     1,317         18,701
  Copart, Inc.*                                  781         22,844
  Cost Plus, Inc.*                               445         13,350
  Crestline Capital Corporation*                 278          8,640
  Crossman Communities, Inc.*                    137          5,438
  Crown Media Holdings, Inc.*                    349          6,474
  CSK Auto Corporation*                          514          4,266
  Cumulus Media Inc.*                            616          8,365

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                              SHARES          VALUE

                                                    ---------------
CONSUMER CYCLICAL - 14.35% (CONTINUED)
  Daisytek International Corporation*            371  $       5,843
  Deb Shops, Inc.                                 86          1,614
  dELiA*s Corp.*                                 566          4,528
  Dillard's Inc                                1,342         20,492
  Direct Focus Inc.*                             417         19,808
  Discount Auto Parts, Inc.*                     175          1,899
  Donna Karan International Inc.*                 34            360
  Dover Downs Entertainment, Inc.                340          5,236
  Dress Barn, Inc. (The)*                        293          6,666
  Duane Reade Inc.*                              170          5,525
  Dura Automotive Systems, Inc.*                 288          4,608
  Electronics Boutique Holdings
     Corporation*                                183          5,810
  Exide Corp.                                    534          6,141
  Factory 2-U Stores, Inc.*                      268          7,866
  Fedders Corporation                            518          2,694
  Federal-Mogul Corp.                          1,289          2,178
  Finish Line, Inc. (The)*                       365          4,559
  Fleetwood Enterprises, Inc.                    687          9,673
  Footstar, Inc.*                                416         14,310
  Fred's, Inc.                                   232          5,974
  Friedman's Inc.                                291          3,347
  Frontier Airlines, Inc.*                       588          7,203
  Furniture Brands International, Inc.*        1,055         29,540
  G & K Services, Inc.                           431         11,594
  Garan, Inc.                                     77          2,630
  Gaylord Entertainment Company*                 455         13,104
  Genesco Inc.*                                  460         15,456
  GenesisIntermedia.com Inc.*                    250          4,688
  Getty Images Inc.*                             710         18,645
  Global Sports Inc.*                            244          1,952
  Gray Communications Systems, Inc.              193          3,675
  Grey Global Group Inc.                          15          9,975
  Group 1 Automotive, Inc.*                      282          8,347
  GTECH Holdings Corporation*                    580         20,596
  Guess ?, Inc.*                                 167          1,119
  Guitar Center Inc.*                            351          7,417
  Gymboree Corp.*                                589          5,007
  Hancock Fabrics, Inc.                          327          2,927
  Handleman Co.*                                 525          8,794
  Harman International Industries, Inc.          672         25,596
  Haverty Furniture Companies, Inc.              329          4,919
  Hayes Lemmerz International Inc.*              331          2,118
  Hibbett Sporting Goods, Inc.*                   77          2,854
  Hollywood Casino Corporation*                  209          1,641
  Hollywood Entertainment Corporation*           902          7,631
  Hot Topic, Inc.*                               375         11,663
  Hovnanian Enterprises, Inc.*                   280          4,063
  Hughes Supply, Inc.                            496         11,730
  IHOP Corporation*                              373         10,015
  IKON Office Solutions Inc.                   2,967         29,077
  IMPCO Technologies, Inc.*                      166          5,868
  Information Holdings Inc.*                     407         13,146
  Insight Enterprises, Inc.*                     822         20,139
  Interface, Inc.                                940          7,050
  InterTAN, Inc.*                                633          8,862
  Isle of Capri Casinos Inc.*                    402          3,779
  J Jill Group Inc.*                             221          4,475
  Jack in the Box Inc.*                          772         20,149
  JAKKS Pacific, Inc.*                           379          7,087
  John Wiley & Sons, Inc. - Class A              946         22,373
  Journal Register Company*                      561          9,032
  K2 Inc.*                                       376          4,298
                                              SHARES          VALUE

                                                    ---------------
CONSUMER CYCLICAL - 14.35% (CONTINUED)

  KB HOME                                        738  $      22,265
  Kellwood Company                               477         11,019
  Kenneth Cole Productions, Inc. -
     Class A*                                    156          3,143
  Kimball International, Inc.                    728         13,177
  K-Swiss Inc.                                   141          3,402
  Landry's Restaurants, Inc.                     321          5,457
  Lands' End, Inc.*                              235          9,435
  La-Z-Boy Inc.                                1,005         18,593
  Lee Enterprises, Inc.                          920         30,360
  Libbey Inc.                                    321         12,747
  Liberty Livewire Corporation -
     Class A*                                    113            989
  Linens 'n Things Inc.*                         753         20,572
  Lithia Motors, Inc.*                           130          2,184
  LodgeNet Entertainment Corp.*                  193          3,378
  Lone Star Steakhouse & Saloon, Inc.            376          4,884
  Longs Drug Stores Corporation                  630         13,577
  Luby's Inc.                                    470          4,601
  M.D.C. Holdings, Inc.                          348         12,319
  M/I Schottenstein Homes Inc.                   124          4,898
  Madden (Steven), Ltd.*                         180          3,289
  Magna Entertainment Corp.*                     461          2,946
  Marcus Corp. (The)                             367          5,120
  Martha Stewart Living
     Omnimedia, Inc.*                            177          4,089
  Media General, Inc. - Class A                  258         11,868
  Men's Wearhouse Inc.*                          664         18,326
  Meritage Corp.*                                 75          3,450
  Mesa Air Group, Inc.*                          616          7,608
  Mesaba Holdings, Inc.*                         207          1,909
  Metromedia International Group Inc.*         1,549          5,096
  Michaels Stores Inc.*                          669         27,429
  Midwest Express Holdings, Inc.*                265          4,598
  Mobile Mini, Inc.*                             272          8,971
  Modine Manufacturing Co.                       517         14,259
  Monaco Coach Corp.*                            319         10,591
  Movado Group, Inc.                             178          3,596
  Movie Gallery Inc.*                             99          1,791
  MP3.com, Inc.*                                 635          3,080
  MRT Gaming Group, Inc.*                        354          4,779
  MSC Industrial Direct Co. - Class A*           826         14,372
  National Presto Industries, Inc.                99          2,940
  Nautica Enterprises Inc.*                      520         10,624
  Navigant International Inc.*                   247          3,458
  Newmark Homes Corp.*                            48            659
  NPC International Inc.*                        146          1,577
  Nu Skin Enterprises Inc. - Class A             912          7,752
  NVR, Inc.*                                     140         20,720
  O'Charley's Inc.*                              343          6,647
  OfficeMax, Inc.*                             2,240          8,266
  On Command Corporation*                        116            522
  Oneida Ltd.                                    296          6,018
  O'Reilly Automotive, Inc.*                     764         21,927
  Oshkosh B'Gosh, Inc.                           206          6,850
  Oshkosh Truck Corporation                      350         15,488
  Owens & Minor, Inc.                            700         13,300
  Oxford Industries, Inc.                        123          2,706
  P C Connections Inc.*                          139          2,224
  P F Chang's China Bistro Inc.*                 191          7,239
  Pacific Sunwear of California, Inc.*           604         13,548
  Palm Harbor Homes, Inc.*                       343          7,460
  Panera Bread Company - Class A*                199          6,282
  Papa John's International, Inc.*               306          7,757
  ParkerVision, Inc.*                            175          4,576

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                              SHARES          VALUE

                                                    ---------------
CONSUMER CYCLICAL - 14.35% (CONTINUED)
  Paxson Communications Corporation*             659  $       8,897
  Pegasus Communications Corporation*            902         20,295
  Pegasus Systems Inc.*                          514          5,937
  Penn National Gaming, Inc.*                    179          4,547
  Penton Media Inc.                              488          8,540
  Pep Boys-Manny, Moe & Jack (The)               992         11,140
  PETsMART, Inc.*                              2,183         15,390
  Phillips-Van Heusen Corp.                      471          6,782
  Pier 1 Imports, Inc.                         2,022         23,253
  Pinnacle Entertainment Inc.*                   392          2,881
  Playboy Enterprises, Inc.*                     270          4,226
  Polaris Industries Inc.                        492         22,534
  PriceSmart, Inc.*                               77          3,350
  Prime Hospitality Corp.*                       944         11,186
  Private Media Group Inc.*                      300          2,820
  Pulitzer Inc.                                  173          9,134
  Quaker Fabric Corp.*                           242          2,481
  Quiksilver, Inc.*                              448         11,200
  R.H. Donnelley Corporation*                    643         20,576
  Rare Hospitality International, Inc.*          448         10,125
  Regent Communications Corporation*             392          4,700
  Regis Corp.                                    761         15,973
  ResortQuest International Inc.*                336          3,864
  Ruby Tuesday, Inc.                           1,346         23,017
  Russell Corp.                                  487          8,274
  Ryan's Family Steak Houses, Inc.*              640          7,840
  Ryland Group, Inc. (The)                       280         14,168
  Saga Communications Inc.*                      204          4,843
  Salem Communications Corporation*              185          4,048
  Salton Inc.*                                   124          2,207
  ScanSource, Inc.*                              120          5,690
  Scholastic Corporation*                        580         26,100
  School Specialty Inc.*                         324          8,375
  Schuler Homes, Inc.*                           627          8,490
  Scientific Games Corp.*                        327          1,926
  SCP Pool Corp.*                                274          9,437
  ShopKo Stores, Inc.*                           565          4,113
  Shuffle Master, Inc.*                          352          7,392
  Sinclair Broadcast Group, Inc.*                511          5,263
  Sirius Satellite Radio Inc.*                   989         12,056
  SITEL Corp.*                                 1,169          1,870
  Skechers U.S.A. Inc.*                          335          9,792
  Skyline Corp.                                  131          3,563
  Smart & Final Inc.*                            246          2,706
  Sonic Automotive Inc. - Class A*               480          9,168
  Sonic Corporation*                             438         13,898
  Spanish Broadcasting Systems Inc.*             776          6,371
  Speedway Motorsports, Inc.*                    278          7,008
  Spiegel, Inc.                                  313          3,027
  Sports Resorts International, Inc.,*           255          3,116
  Springs Industries, Inc.                       238         10,496
  Stamps.com Inc.*                               733          2,749
  Standard Motor Products, Inc.                  151          2,008
  Standard Pacific Corporation                   549         12,709
  Stanley Furniture Company Inc.*                112          3,013
  Station Casinos Inc.*                          715         11,440
  Steak N Shake Co.*                             463          4,283
  Stein Mart, Inc.*                              522          5,397
  Steinway Musical Instruments, Inc.*            128          2,259
  Stride Rite Corp. (The)                        875          7,438
  Superior Industries
     International, Inc.                         394         15,090
  TBC Corp.*                                     363          3,478
                                              SHARES          VALUE

                                                    ---------------
CONSUMER CYCLICAL - 14.35% (CONTINUED)

  The Boyds Collection, Ltd.*                  1,105  $      13,724
  Thor Industries, Inc.                          133          4,385
  TiVo Inc.*                                     357          1,964
  Toll Brothers, Inc.*                           492         19,341
  Too Inc.*                                      648         17,755
  Topps Co., Inc. (The)*                         806          9,422
  Toro Co. (The)                                 267         12,002
  Tower Automotive, Inc.*                        792          8,118
  Trans World Entertainment Corp.*               558          5,307
  Trendwest Resorts Inc.*                        100          2,340
  Tropical Sportswear International
     Corporation*                                 95          1,977
  Tuesday Morning Corp.*                         181          2,398
  Tweeter Home Entertainment Group Inc.*         326         11,508
  Ultimate Electronics, Inc.*                    180          5,836
  Unifi, Inc.*                                 1,058          8,993
  UniFirst Corp.                                 168          3,192
  United Auto Group, Inc.*                       165          2,888
  United Stationers Inc.*                        659         20,798
  United Television, Inc.*                        84         10,584
  Urban Outfitters, Inc.*                        140          1,504
  Vail Resorts Inc.*                             166          3,104
  Value City Department Stores, Inc.*            331          3,807
  Value Line, Inc.                                32          1,351
  ValueVision International, Inc.*               487         10,592
  Vans, Inc.*                                    327          7,685
  Ventiv Health Inc.*                            332          6,852
  Wabash National Corporation                    483          5,844
  Watsco, Inc.                                   355          5,006
  Webb (Del) Corp.*                              351         13,580
  Wesco International Inc.*                      413          3,758
  WestPoint Stevens Inc.                         489            675
  Wet Seal, Inc. (The)*                          212          7,337
  Wilsons The Leather Experts Inc.*              222          4,118
  Winnebago Industries, Inc.                     264          8,118
  WMS Industries Inc.*                           410         13,190
  Wolverine World Wide, Inc.                     947         16,923
  Worldpages.com Inc.*                           570          1,710
  Wyndham International Inc. - Class A*        3,173          7,933
  XM Satellite Radio Holdings Inc.*              263          4,261
  Young Broadcasting Inc.*                       266          8,932
  Zale Corporation*                              686         23,118
  Zomax Inc.*                                    600          5,346
                                                      -------------
                                                          2,647,098
                                                      -------------
CONSUMER NON-CYCLICAL - 17.68%
  3-Dimensional Pharmaceuticals Inc.*            128          1,230
  aaiPharma Inc.*                                206          3,232
  Aaron Rents, Inc.                              291          4,947
  ABIOMED, Inc.*                                 302          7,121
  ABM Industries Inc.                            369         13,745
  Accredo Health Inc.*                           542         20,157
  Actrade Financial Technologies, Ltd.*          141          3,333
  Administaff, Inc.*                             465         12,090
  Adolor Corporation*                            587         12,679
  Advanced Neuromodulation Systems Inc.*         141          3,666
  Aksys, Ltd.*                                   362          3,761
  Albany Molecular Research Inc.*                442         16,800
  Alico, Inc.                                     73          2,340
  Align Technology, Inc.*                        210          1,646
  ALPHARMA INC.                                  597         16,268
  American Greetings Corporation -
     Class A                                   1,332         14,652
  American Healthcorp, Inc.*                     136          5,239

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                              SHARES          VALUE

                                                    ---------------
CONSUMER NON-CYCLICAL - 17.68%
(CONTINUED)
  American Italian Pasta Company -
     Class A*                                    347  $      16,101
  American Medical Systems
     Holdings, Inc.*                             585          8,980
  AmeriPath Inc.*                                485         14,211
  AmSurg Corp. - Class A*                        408         12,056
  Amylin Pharmaceuticals Inc.*                 1,123         12,634
  ANC Rental Corp.*                              788          2,364
  Antigenics Inc.*                               285          5,629
  Applied Molecular Evolution Inc.*              340          4,243
  Apria Healthcare Group Inc.*                   843         24,321
  Arbitron Inc.*                                 612         14,749
  Arden Group, Inc.*                              31          1,488
  Arena Pharmaceuticals Inc.*                    313          9,543
  ArQule, Inc.*                                  402          8,707
  Array BioPharma, Inc.*                         308          2,803
  Arrow International, Inc.                      238          9,139
  ArthroCare Corp.*                              415         10,852
  Aspect Medical Systems Inc.*                   261          4,046
  Atrix Laboratories, Inc.*                      317          7,513
  ATS Medical, Inc.*                             464          6,988
  Aurora Biosciences Corporation*                443         13,733
  Aurora Foods Inc.*                             509          2,789
  Avanir Pharmaceuticals*                      1,208          7,610
  AVI BioPharma Inc.*                            296          2,294
  Bacou USA, Inc.*                                89          2,508
  Banta Corporation                              516         15,119
  Beverly Enterprises, Inc.*                   2,025         21,668
  BioMarin Pharmaceuticals Inc.*                 402          5,310
  Biopure Corporation*                           325          8,570
  Biosite Diagnostics Inc*                       255         11,424
  BioSphere Medical, Inc.*                        64            820
  Blyth, Inc.                                    686         17,637
  Bone Care International, Inc.*                 199          5,274
  Boron, LePore & Associates Inc.*               165          2,274
  Boston Beer Company Inc.*                      199          1,715
  Bowne & Co., Inc.                              693          7,970
  Bright Horizons Family Solutions Inc.*         224          7,034
  BriteSmile Inc.*                               293          3,079
  Bruker DaltonicsInc.*                          959         14,452
  Cadiz Inc.*                                    709          6,530
  CardioDynamics International
     Corporation*                                608          3,265
  Career Education Corporation*                  432         25,877
  Carter-Wallace, Inc.                           405          7,837
  CDI Corporation*                               244          4,146
  Cell Pathways Inc.*                            567          3,589
  Cell Therapeutics Inc.*                        707         19,541
  Central Parking Corp.                          360          6,732
  Century Business Services Inc.*              1,649          8,905
  Cerus Corporation*                             215         15,603
  Charles River Laboratories
     International, Inc.*                        802         27,870
  Chemed Corp.                                   186          6,722
  Church & Dwight Company Inc.                   762         19,393
  CIMA Labs Inc.*                                305         23,943
  Ciphergen Biosystems, Inc.*                    348          2,349
  Clark/Bardes Holdings Inc.*                    176          3,925
  Closure Medical Corporation*                   112          2,573
  Cobalt Corp                                    191          1,337
  Coca-Cola Bottling Co. Consolidated             20            787
  Coinstar Inc.*                                 433          9,634
  Columbia Laboratories, Inc.*                   521          4,215
  Comdisco, Inc.                               2,230          2,966
  Computerized Thermal Imaging, Inc.*          1,332          6,593
  Conceptus, Inc.*                               151          2,265
                                              SHARES          VALUE

                                                    ---------------
CONSUMER NON-CYCLICAL - 17.68%
(CONTINUED)

  CONMED Corp.*                                  304  $       7,919
  Connetics Corp.*                               625          4,738
  Consolidated Graphics, Inc.*                   210          3,570
  Cooper Companies, Inc. (The)                   286         14,700
  Corinthian Colleges Inc.*                      165          7,767
  Corixa Corporation*                            855         14,595
  Corn Products International Inc.               740         23,680
  Corporate Executive Board Company*             728         30,576
  Corvas International, Inc.*                    574          6,762
  CorVel Corp.*                                   94          3,502
  CoStar Group Inc.*                             267          7,022
  Covance Inc*                                 1,219         27,610
  Coventry Health Care Inc.*                   1,359         27,452
  CPI Corp.                                      138          3,381
  CSS Industries, Inc.*                           82          2,112
  Cubist Pharmaceuticals, Inc*                   556         21,128
  Curis, Inc.*                                   661          3,193
  CV Therapeutics, Inc*                          366         20,862
  Cyberonics, Inc.*                              405          6,845
  Cygnus, Inc.*                                  592          6,068
  Datascope Corp.                                242         11,154
  Dean Foods Co.                                 747         30,029
  deCODE genetics Inc.*                          639          7,866
  Del Monte Foods Co.*                           523          4,383
  Delta and Pine Land Company                    691         13,578
  Deltagen Inc.*                                 229          2,056
  Dendreon Corporation*                          320          5,354
  Diagnostic Products Corporation                444         14,741
  Dial Corporation (The)                       1,991         28,372
  DiamondCluster International Inc. -
     Class A*                                    569          7,243
  DIANON Systems, Inc.*                          108          4,914
  DIMON Inc.                                     872          8,720
  Dole Food Co., Inc.                            884         16,840
  Dollar Thrift Automotive Group Inc.*           471         11,304
  Dreyer's Grand Ice Cream, Inc.                 342          9,542
  Duramed Pharmaceuticals, Inc.*                 446          7,979
  DURECT Corporation*                            398          5,174
  DUSA Pharmaceuticals, Inc.*                    289          4,127
  Dyax Corp.*                                    403          7,657
  Dynacq International Inc.*                      89          1,711
  Earthgrains Co. (The)                          891         23,166
  EDEN Bioscience Corporation*                   417          4,166
  Edison Schools Inc.*                           524         11,968
  Education Management Corporation*              426         17,061
  Edwards Lifesciences Corp*                   1,234         32,528
  Electro Rent Corp.*                            301          4,909
  Elizabeth Arden Inc.*                          197          4,809
  Emisphere Technologies, Inc.*                  321          9,331
  Encompass Services Corp.*                    1,339         11,984
  Endo Pharmaceuticals Holdings*                 385          3,403
  Endocare, Inc.*                                243          3,886
  Esperion Therapeutics Inc.*                    425          4,569
  EXACT Sciences Corporation*                     84          1,156
  F.Y.I. Inc.*                                   278         11,398
  Farmer Bros. Company                            18          4,194
  First Consulting Group Inc.*                   356          2,563
  First Horizon Pharmaceutical
     Corporation*                                113          3,627
  Fleming Companies, Inc.                        863         30,809
  Flowers Foods, Inc.*                           354         11,098
  Forrester Research, Inc.*                      275          6,212
  Fossil, Inc.*                                  268          5,561
  Gartner Inc.*                                1,668         18,348

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                              SHARES          VALUE

                                                    ---------------
CONSUMER NON-CYCLICAL - 17.68%
(CONTINUED)
  Genaissance Pharmaceuticals Inc.*              380  $       5,335
  Genelabs Technologies, Inc.*                   851          1,753
  GenStar Therapeutics Corporation*              239          1,769
  Genta Inc.*                                    416          5,570
  Gentiva Health Services Inc.*                  369          6,642
  Genzyme Biosurgery*                            720          5,954
  Genzyme Molecular Oncology*                    315          4,268
  Great Atlantic & Pacific Tea
     Co., Inc. (The)                             405          5,994
  Green Mountain Coffee, Inc.*                    93          2,779
  Guilford Pharmaceuticals Inc.*                 445         15,130
  Haemonetics Corp.*                             403         12,292
  Hain Celestial Group, Inc.*                    485         10,670
  Harland (John H.) Company                      609         14,190
  Harvard Bioscience, Inc.*                      140          1,544
  Heidrick & Struggles International
     Inc.*                                       404          8,213
  Hemispherx BioPharma, Inc.*                    376          2,688
  Herbalife International, Inc.                  295          2,947
  Hooper Holmes, Inc.                          1,199         12,290
  Horizon Offshore Inc.*                         303          4,091
  HotJobs.com Inc.*                              512          4,608
  Hyseq Inc.*                                    229          2,634
  ICT Group, Inc.*                                55            889
  ICU Medical, Inc.*                             120          4,954
  IDEXX Laboratories, Inc.*                      689         21,531
  IGEN International Inc.*                       232          6,032
  ILEX Oncology Inc.*                            553         16,535
  Illumina Inc.*                                 387          4,559
  Imatron Inc.*                                1,965          3,930
  Immune Response Corporation (The)*             647          3,073
  ImmunoGen, Inc.*                               809         16,180
  IMPATH Inc.*                                   386         17,100
  Impax Laboratories Inc.*                       340          4,148
  INAMED Corporation*                            313          8,861
  Ingles Markets, Inc.                           204          2,509
  InKine Pharmaceutical Co. Inc.*                716          3,508
  Insmed Inc.*                                   689          6,194
  Inspire Pharmaceuticals Inc.*                  340          4,760
  Insurance Auto Auctions, Inc.*                 246          4,182
  Integra LifeSciences Holdings
     Corporation*                                172          3,724
  Integrated Electrical Services Inc.*           650          6,338
  International Multifoods Corporation           323          6,702
  Interneuron Pharmaceuticals, Inc.*             750          6,368
  Interstate Bakeries Corporation                593          9,488
  Intuitive Surgical Inc.*                       640          8,646
  Invacare Corp.                                 433         16,727
  Inverness Medical Technology Inc.*             549         20,313
  Isis Pharmaceuticals, Inc.*                    669          8,289
  i-STAT Corp.*                                  347          5,115
  ITT Educational Services, Inc.*                497         22,365
  J & J Snack Foods Corporation*                 122          2,702
  K V Pharmaceutical Company - Class B*          467         15,645
  Kelly Services, Inc.                           335          8,124
  Kendle International Inc.*                     203          4,068
  Keryx Biopharmaceuticals Inc.*                 261          2,764
  Kforce, Inc.*                                  517          3,361
  Korn/Ferry International*                      786         12,183
  Kos Pharmaceuticals Inc.*                      100          3,950
  Kosan Biosciences, Inc.*                       287          2,210
  Kroll-O'Gara Company*                          312          2,952
  La Jolla Pharmaceutical Co.*                   667          6,837
  Labor Ready, Inc.*                             850          4,454
  Lance, Inc.                                    498          6,723
                                              SHARES          VALUE

                                                    ---------------
CONSUMER NON-CYCLICAL - 17.68%
(CONTINUED)

  Landauer, Inc.                                 167  $       5,010
  Large Scale Biology Corporation*               269          1,910
  Learning Tree International, Inc.*             246          5,648
  LifePoint Hospitals Inc.*                      807         35,734
  Ligand Pharmaceuticals Inc.*                   835          9,436
  Luminex Corporation*                           334          6,677
  MacroChem Corp.*                               445          3,952
  Magellan Health Services Inc.*                 485          6,208
  Mail-Well Inc.*                                649          2,758
  Matrix Pharmaceutical, Inc.*                   549          5,726
  Maui Land & Pineapple Company, Inc.*            45          1,149
  MAXIMUS, Inc.*                                 242          9,702
  McGrath RentCorp                               141          3,404
  Med-Design Corporation (The)*                  153          4,611
  MedQuist, Inc.*                                216          6,411
  MemberWorks Inc.*                              205          4,744
  Mentor Corporation                             447         12,740
  MGI Pharma, Inc.*                              354          4,425
  Microvision, Inc.*                             207          3,625
  Midas Inc.                                     314          3,956
  Mid-Atlantic Medical Services Inc.*          1,000         17,930
  Miravant Medical Technologies*                 289          3,757
  Modis Professional Services Inc.*            1,918         13,234
  Nabi*                                          795          6,312
  NaPro BioTherapeutics, Inc.*                   493          5,029
  Nash Finch Co.                                 225          5,310
  National Beverage Corporation*                  75            694
  National HealthCare Corporation*               171          3,027
  National Processing, Inc.*                     144          4,032
  Nature's Sunshine Products, Inc.               243          2,875
  Navigant Consulting, Inc.*                     841          6,896
  NBTY Inc.*                                     896         11,146
  NCO Group Inc.*                                383         11,846
  NeoPharm, Inc.*                                215          5,483
  Neurocrine Biosciences, Inc.*                  490         19,595
  Neurogen Corp.*                                258          5,921
  New England Business Service, Inc.             235          4,512
  New Horizons Worldwide, Inc.*                  137          2,047
  North American Scientific, Inc.*               148          2,146
  Northfield Laboratories Inc.*                  222          3,639
  Novavax, Inc.*                                 297          3,267
  Noven Pharmaceuticals, Inc.*                   467         18,306
  Novoste Corp.*                                 310          7,905
  NPS Pharmaceuticals, Inc.*                     574         23,075
  Ocular Sciences Inc.*                          352          8,941
  On Assignment, Inc.*                           447          8,046
  ONYX Pharmaceuticals, Inc.*                    387          4,594
  Option Care, Inc.*                             121          1,839
  OraSure Technologies Inc.*                     537          6,713
  PacifiCare Health Systems Inc. -
     Class B*                                    582          9,487
  Pain Therapeutics Inc.*                        334          2,555
  Paradigm Genetics, Inc.*                       365          3,285
  PAREXEL International Corp.*                   517         10,082
  Pathmark Stores Inc.*                          632         15,547
  Pediatrix Medical Group, Inc.*                 419         13,911
  Pennzoil-Quaker State Co.                    1,658         18,570
  Penwest Pharmaceuticals Company*               235          3,640
  Peregrine Pharmaceuticals, Inc.*             2,025          5,326
  Performance Food Group Company*                768         23,217
  Perrigo Co.*                                 1,275         21,280
  Pharmaceutical Resources, Inc.*                363         11,140
  Pharmacopeia, Inc.*                            462         11,088

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                              SHARES          VALUE

                                                    ---------------
CONSUMER NON-CYCLICAL - 17.68%
(CONTINUED)
  Pharmacyclics, Inc.*                           338  $      11,458
  Pharmos Corporation*                         1,140          4,275
  Pilgrim's Pride Corp.                          315          3,953
  Playtex Products, Inc.*                        559          5,981
  Plexus Corp.*                                  868         28,644
  PolyMedica Corporation*                        246          9,963
  Possis Medical, Inc.*                          351          4,230
  POZEN Inc.*                                    408          6,120
  Praecis Pharmaceuticals Inc.*                1,066         17,525
  Pre-Paid Legal Services, Inc.*                 322          7,084
  Professional Detailing Inc.*                   161         14,812
  Profit Recovery Group
     International, Inc. (The)*                  763          8,744
  Progenics Pharmaceuticals Inc.*                167          3,191
  Province Healthcare Company*                   657         23,186
  PSS World Medical Inc.*                      1,491          9,587
  Purina Mills Inc.*                             107          2,568
  Ralcorp Holdings, Inc.*                        628         11,769
  Regeneration Technologies Inc*                 289          2,543
  RehabCare Group, Inc.*                         326         15,713
  Renaissance Learning Inc.*                     163          8,246
  Renal Care Group Inc.*                         996         32,758
  Rent-A-Center, Inc.*                           148          7,785
  Rent-Way, Inc.*                                511          5,570
  Resources Connection, Inc.*                    136          3,514
  Respironics, Inc.*                             712         21,189
  Revlon, Inc.*                                  165          1,196
  Rigel Pharmaceuticals, Inc.*                   543          4,616
  Right Management Consultants, Inc.*            130          3,393
  RightCHOICE Managed Care, Inc.*                 81          3,596
  Riviana Foods Inc.                             122          2,214
  Rollins, Inc.                                  303          6,033
  Rosetta Inpharmetics Inc.*                     463          7,177
  Ruddick Corp.                                  636         10,780
  Russ Berrie and Company Inc.                   192          5,645
  Sanderson Farms, Inc.                          100          1,267
  Sangamo BioSciences Inc.*                      206          3,016
  Sangstat Medical Corporation*                  362          5,930
  SciClone Pharmaceuticals, Inc.*                677          3,947
  Scios Inc.*                                    829         20,733
  Scotts Co. (The)*                              324         13,430
  Seaboard Corp.                                   8          1,663
  Seattle Genetics Inc.*                         147            897
  Select Medical Corp.*                          195          3,900
  Sierra Health Services, Inc.*                  501          3,512
  Smucker (J.M.) Co.                             394         10,244
  Sola International Inc.*                       471          6,646
  SonoSite Inc.*                                 182          3,531
  Sotheby's Holdings, Inc.*                      421          6,791
  Spartan Stores Inc.*                           407          6,536
  Specialty Laboratories, Inc.*                  105          3,974
  Spherion Corp.*                              1,100          9,845
  SRI/Surgical Express Inc.*                      41          1,247
  Standard Commercial Corp.                      213          3,634
  Standard Register Co. (The)                    277          5,125
  Star Scientific Inc.*                          426          1,240
  StarTek Inc.*                                  167          3,774
  STERIS Corp.*                                1,362         27,308
  Stewart Enterprises, Inc.*                   2,010         14,673
  Strayer Education, Inc.                        122          5,948
  Suiza Foods Corp.*                             512         27,187
  Sunrise Assisted Living, Inc.*                 360          9,450
  SuperGen, Inc.*                                350          5,156
                                              SHARES          VALUE

                                                    ---------------
CONSUMER NON-CYCLICAL - 17.68%
(CONTINUED)

  Sybron Dental Specialties Inc.*                738  $      15,122
  Sylvan Learning Systems, Inc.*                 623         15,139
  Syncor International Corporation*              410         12,710
  Tanox Inc.*                                    494         15,586
  Techne Corporation*                            869         28,243
  Tejon Ranch Co.*                               149          4,060
  TeleTech Holdings, Inc.*                       742          6,671
  Telik, Inc.*                                   365          3,595
  Texas Biotechnology Corporation*               918          7,693
  The Management Network Group Inc.*             191          1,165
  The Medicines Company*                         412          8,442
  The Robert Mondavi Corporation*                175          7,095
  Theragenics Corporation*                       621          6,937
  Third Wave Technologies Inc.*                  158          1,632
  Thoratec Laboratories Corporation*             739         11,491
  Titan Pharmaceuticals, Inc.*                   517         15,515
  Transgenomic Inc.*                             246          2,979
  Triangle Pharmaceuticals, Inc.*                589          2,757
  Trico Marine Services, Inc.*                   518          5,512
  Trimeris Inc.*                                 364         18,225
  TriPath Imaging Inc.*                          481          4,767
  Tularik Inc.*                                  400         10,332
  Tupperware Corp.                             1,081         25,328
  U S Physical Therapy, Inc.*                     60            958
  United Natural Foods, Inc.*                    190          3,981
  United Therapeutics Corporation*               316          4,219
  Universal Corp.                                573         22,725
  UroCor, Inc.*                                  192          3,005
  Urologix, Inc.*                                226          4,138
  US Oncology Inc.*                            1,981         17,611
  Valentis Inc.*                                 623          3,894
  Vasomedical, Inc.*                           1,195          5,162
  VaxGen, Inc.*                                  171          3,249
  Vector Group Ltd.                              297          9,489
  Ventana Medical Systems, Inc.*                 253          7,970
  Versicor Inc.*                                 290          3,637
  VI Technologies Inc.*                          109          1,226
  VidaMed, Inc.*                                 736          4,453
  Vion Pharmaceuticals Inc.*                     549          4,842
  ViroPharma Inc.*                               370         12,580
  VISX Inc.*                                   1,062         20,550
  Vital Signs, Inc.                              109          3,602
  Volt Information Sciences, Inc.*               169          2,958
  Vysis Inc.*                                     74          1,865
  Wackenhut Corporation*                         181          3,122
  Wackenhut Corrections Corporation*             174          2,279
  Wallace Computer Services, Inc.                799         13,215
  Watson Wyatt & Co. Holdings*                   193          4,512
  West Co., Inc.                                 210          5,670
  Wild Oats Markets, Inc.*                       339          3,529
  Wireless Facilities, Inc.*                     470          3,055
  Yankee Candle Company*                         315          5,982
  Zoll Medical Corporation*                      186          5,106
                                                      -------------
                                                          3,260,789
                                                      -------------
DIVERSIFIED - .11%
  Terremark Worldwide Inc.*                    3,187          4,781
  Triarc Companies Inc.*                         271          7,100
  Walter Industries, Inc.                        653          7,771
                                                      -------------
                                                             19,652
                                                      -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                              SHARES          VALUE

                                                    ---------------
ENERGY - 3.33%
  3TEC Energy Corporation*                       286  $       4,576
  ATP Oil & Gas Corporation*                     126          1,416
  Atwood Oceanics, Inc.*                         193          6,774
  Belco Oil & Gas Corp.*                         279          2,511
  Berry Petroleum Company                        355          5,148
  Cabot Oil & Gas Corporaiton                    575         14,030
  Cal Dive International Inc.*                   681         16,753
  Callon Petroleum Co.*                          244          2,891
  Carbo Ceramics Inc.                            149          5,520
  Chesapeake Energy Corporation*               2,935         19,958
  Chiles Offshore Inc.*                          149          2,645
  Clayton Williams Energy, Inc.*                  96          1,627
  Comstock Resources, Inc.*                      484          4,961
  Denbury Resources Inc.*                        349          3,281
  Dril-Quip, Inc.*                               130          2,799
  EEX Corporation*                               653          1,763
  Emex Corp.*                                    269          2,919
  Encore Acquisition Company*                    150          1,725
  Energy Partners Ltd.*                          459          6,155
  Evergreen Resources, Inc.*                     346         13,148
  Frontier Oil Corporation                       553          7,327
  Grey Wolf, Inc.*                             2,992         11,968
  Gulf Island Fabrication Inc.*                  160          2,304
  H Power Corporation*                           517          5,020
  Headwaters Inc.*                               481          7,696
  Holly Corporation                               86          3,161
  Houston Exploration Company*                   202          6,313
  HS Resources, Inc.*                            314         20,347
  Hydril Company*                                269          6,125
  Input/Output, Inc.*                            951         12,078
  KCS Energy, Inc.*                              528          3,485
  Key Energy Services Inc.*                    1,958         21,225
  Key Production Co., Inc.*                      293          4,878
  Lone Star Technologies, Inc.*                  522         18,896
  Lufkin Industries, Inc.                        115          3,174
  Magnum Hunter Resources, Inc.*                 605          5,385
  McMoRan Exploration Co.*                       272          4,080
  Meridian Resource Corporation*                 719          5,155
  Millennium Cell Inc.*                          334          3,524
  Natco Group Inc.*                              195          1,716
  Newpark Resources, Inc.*                     1,372         15,229
  Northwest Natural Gas Company                  526         13,097
  Nuevo Energy Company*                          301          4,906
  Oceaneering International, Inc.*               458          9,504
  Oil States International, Inc.*                210          1,936
  OSCA Inc. - Class A*                           140          2,901
  Parker Drilling Co.*                         1,808         11,752
  Patina Oil & Gas Corporation                   366          9,699
  Penn Virginia Corp.                            165          5,429
  Petroquest Energy Inc.*                        469          3,283
  Plains Resources Inc.*                         332          7,968
  Prima Energy Corp.*                            204          4,914
  Prize Energy Corporation*                       83          1,602
  Pure Resources Inc.*                           281          5,058
  PYR Energy Corporation*                        303          2,151
  Quicksilver Resources Inc.*                    169          3,042
  Range Resources Corporation*                 1,000          6,000
  Remington Oil and Gas Corporation -
     Class B*                                    333          6,327
  RPC, Inc.                                      224          3,181
  SEACOR SMIT Inc.*                              357         16,686
  Seitel, Inc.*                                  418          5,476
  Spinnaker Exploration Company*                 402         16,024
                                              SHARES          VALUE

                                                    ---------------
ENERGY - 3.33% (CONTINUED)
  St. Mary Land & Exploration Company            591  $      13,806
  Stone Energy Corp.*                            449         19,891
  Superior Energy Services, Inc.*                909          7,181
  Swift Energy Co.*                              483         14,553
  Tesoro Petroleum Corporation*                  557          7,018
  TETRA Technologies, Inc.*                      249          6,088
  Tom Brown Inc.*                                696         16,704
  TransMontaigne Inc.*                           327          1,897
  Unit Corporation*                              754         11,951
  Universal Compression Holdings Inc.*           213          6,049
  Veritas DGC Inc.*                              667         18,509
  Vintage Petroleum, Inc.                      1,022         19,111
  WD-40 Co.                                      324          8,456
  Western Gas Resources, Inc.                    422         13,757
  Westport Resources Corp.*                      515         10,814
  W-H Energy Services, Inc.*                     384          7,296
                                                      -------------
                                                            613,703
                                                      -------------
FINANCIAL - 18.42%
  1st Source Corporation                         272          7,616
  Acacia Research Corporation*                   372          6,283
  Acadia Realty Trust                            394          2,750
  ADVANTA Corporation - Class A                  467          7,472
  Affiliated Managers Group Inc.*                463         28,475
  Alabama National BanCorporation                190          6,166
  Alexander's, Inc.*                              35          2,104
  Alexandria Real Estate Equities Inc.           310         12,338
  Alfa Corporation                               821         20,279
  Alliance Bancorp*                              159          4,687
  AMCORE Financial, Inc.                         541         13,006
  American Captial Strategies Ltd.               527         14,788
  American Financial Holdings Inc.               576         13,594
  American Physicians Capital, Inc.*             244          4,758
  AmerUS Group Company                           630         22,346
  Amli Residential Properties Trust              279          6,863
  Anchor BanCorp Wisconsin Inc.                  410          6,519
  Andover Bancorp, Inc.                          123          6,181
  Annaly Mortgage Management, Inc.               936         12,833
  Anthracite Capital Inc.                        663          7,326
  Area Bancshares Corporation                    315          5,198
  Argonaut Group, Inc.                           457          9,186
  Arrow Financial Corporation                    127          3,207
  Associated Estates Realty Corporation          338          3,265
  Avatar Holdings Inc.*                          104          2,392
  Baldwin & Lyons, Inc.                          134          2,814
  BancFirst Corp.                                 86          3,462
  BancFirst Ohio Corp.                           163          3,692
  BancorpSouth, Inc.                           1,753         29,801
  Bank Mutual Corporation                        234          3,299
  Bank of Granite Corporation                    233          5,359
  BankAtlantic Bancorp - Class A                 445          3,867
  BankUnited Financial Corporation*              298          4,187
  Banner Corp.                                   223          4,906
  Bay View Capital Corporation                 1,188          8,886
  Bedford Property Investors, Inc.               325          6,809
  Berkley (W. R.) Corp.                          398         16,485
  BKF Capital Group Inc.*                        120          3,984
  BOK Financial Corp.*                           243          6,537
  Boston Private Financial Holdings Inc.         246          5,510
  Boykin Lodging Co.                             360          4,644
  Brandywine Realty Trust                        534         11,988
  BRE Properties, Inc.                           973         29,482

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                              SHARES          VALUE

                                                    ---------------
FINANCIAL - 18.42% (CONTINUED)
  Brookline Bancorp Inc.                         252  $       3,538
  Brown & Brown, Inc.                            423         17,762
  BSB Bancorp, Inc.                              186          4,287
  Burnham Pacific Properties, Inc.               485          2,377
  Cabot Industrial Trust                         853         17,913
  Camden Property Trust                          749         27,488
  Capital Automotive REIT                        325          5,850
  Capital City Bank Group Inc.                   141          3,507
  Capitol Federal Financial                      594         11,482
  Capitol Transamerica Corp.                     191          2,909
  Capstead Mortgage Corporation                  183          3,848
  Cathay Bancorp, Inc.                           164          8,969
  CB Richard Ellis Services, Inc.*               234          3,674
  CBL & Associates Properties, Inc.              428         13,135
  CCBT Financial Companies, Inc.                 181          5,428
  Centennial Bancorp                             419          3,457
  Centerpoint Properties Trust                   431         21,636
  Central Coast Bancorp*                         123          3,041
  CFS Bancorp Inc.                               337          4,661
  Charter Municipal Mortgage Acceptance
     Company                                     642         10,240
  Chateau Communities, Inc.                      426         13,376
  Chelsea Property Group Inc.                    282         13,226
  Chemical Financial Corporation                 450         13,275
  Chittenden Corp.                               507         17,061
  Citizens Banking Corp.                         976         28,548
  Citizens, Inc.*                                408          2,791
  City Bank                                      196          5,292
  City Holding Company                           354          4,623
  CNA Surety Corporation                         321          4,494
  Coastal Bancorp, Inc.                           87          2,781
  CoBiz, Inc.                                     98          2,230
  Colonial BancGroup, Inc. (The)               2,322         33,390
  Colonial Properties Trust                      306          9,425
  Columbia Banking System, Inc.*                 275          3,509
  Commerce Group Inc.                            524         19,278
  Commercial Bank of New York                     41          1,290
  Commercial Federal Corporation               1,077         24,879
  Commercial Net Lease Realty, Inc               640          9,120
  Commonwealth Bancorp, Inc.                     182          3,252
  Community Bank System, Inc                     149          4,172
  Community Banks, Inc.                          146          4,358
  Community First Bankshares, Inc.               775         17,825
  Community Trust Bancorp Inc.                   217          5,208
  CompuCredit Corporation*                       235          2,597
  Connecticut Bancshares, Inc.                   236          6,178
  Cornerstone Realty Income Trust, Inc.          995         11,542
  Corporate Office Properties Trust Inc.         185          1,850
  Corrections Corporation of America*            523          8,342
  CORUS Bankshares, Inc.                         190         11,448
  Cousins Properties Inc.                        746         20,030
  CPB Inc.                                       153          4,526
  Crawford & Company                             727         13,086
  Credit Acceptance Corporation*                 272          2,094
  Crown American Realty Trust                    443          3,699
  CSFBdirect*                                    386          1,834
  CVB Financial Corp.                            436          8,371
  Delphi Financial Group, Inc.                   273         10,511
  Developers Diversified Realty Corp.          1,049         19,281
  Dime Community Bancorp, Inc                    194          6,580
  Doral Financial Corporation                    699         23,976
  Downey Financial Corp.                         416         19,660
  DVI, Inc.*                                     255          4,488
                                              SHARES          VALUE

                                                    ---------------
FINANCIAL - 18.42% (CONTINUED)

  East West Bancorp Inc.                         484  $      13,068
  EastGroup Properties Inc                       333          7,526
  Entertainment Properties Trust                 309          5,639
  Equity Inns, Inc.                              773          7,575
  Equity One Inc.                                 26            292
  Essex Property Trust, Inc.                     301         14,915
  F & M National Corp.                           597         23,880
  F N B Corp.                                    496         14,632
  F&M Bancorp                                    231          6,884
  Farmers Capital Bank Corp.                     146          5,928
  FBL Financial Group, Inc.                      244          4,392
  Federal Agricultural Mortgage
     Corporation - Class C*                      169          5,405
  Federal Realty Investment Trust                748         15,514
  FelCor Lodging Trust, Inc.                     629         14,719
  Fidelity Bankshares, Inc.                      330          4,749
  Financial Federal Corp.*                       221          6,398
  Financial Institutions, Inc.                   174          3,898
  First American Corp.                         1,415         26,800
  First Bancorp                                  138          3,399
  First Banks America, Inc.*                      17            406
  First Busey Corp.                              186          3,986
  First Charter Corporation                      665         12,469
  First Citizens BancShares, Inc.                127         13,780
  First Commonwealth Financial
     Corporation                               1,222         18,330
  First Community Bancshares Inc.                168          5,250
  First Essex Bancorp, Inc.                      134          3,312
  First Federal Capital Corporation              318          5,152
  First Financial Bancorp                        771         13,169
  First Financial Bankshares, Inc.               226          7,006
  First Financial Corp.                          140          6,740
  First Financial Holdings, Inc.                 280          6,440
  First Indiana Corporation                      197          5,128
  First Industrial Realty Trust, Inc.            828         26,612
  First Merchants Corporation                    216          5,169
  First Midwest Bancorp, Inc.                    852         25,262
  First Niagara Financial Group Inc.             204          3,168
  First Place Financial Corp.                    323          4,173
  First Republic Bank*                           223          5,464
  First Sentinel Bancorp Inc.                    562          7,626
  FirstBank Puerto Rico                          442         11,930
  FirstFed Financial Corp.*                      362         10,788
  Flagstar Bancorp, Inc.*                         92          1,923
  Flushing Financial Corp.                       150          3,587
  Forest City Enterprises, Inc. -
     Class A                                     343         18,865
  Franchise Finance Corporation of
     America                                   1,178         29,580
  Fremont General Corp.                        1,201          7,807
  Friedman, Billings, Ramsey Group
     Inc. - Class A*                             508          3,556
  Frontier Financial Corporation                 366         10,248
  FTI Consulting, Inc.*                          179          3,902
  Gabelli Asset Management Inc. -
     Class A*                                    110          4,527
  Gables Residential Trust                       488         14,616
  GBC Bancorp                                    167          4,768
  German American Bancorp                        189          2,994
  Getty Realty Corporation                       139          2,663
  Glacier Bancorp, Inc.                          284          5,396
  Glenborough Realty Trust Inc.                  407          7,855
  Glimcher Realty Trust                          510          9,129
  Gold Banc Corporation, Inc.                    641          4,961
  Great American Financial Resources
     Inc.                                        123          2,219
  Great Lakes REIT Inc.                          257          4,680
  Great Southern Bancorp, Inc.                   119          3,126
  Greater Bay Bancorp                            893         22,307

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                              SHARES          VALUE

                                                    ---------------
FINANCIAL - 18.42% (CONTINUED)
  Hancock Holding Company                        160  $       6,872
  Harbor Florida Bancshares Inc.                 465          8,905
  Harleysville Group Inc.                        612         18,207
  Harleysville National Corp.                    192          8,880
  Health Care REIT, Inc.                         606         14,393
  Healthcare Realty Trust Inc.                   851         22,381
  HealthExtras Inc.*                             241          2,285
  Highwoods Properties, Inc.                   1,130         30,115
  Hilb, Rogal & Hamilton Co.                     285         12,469
  Home Properties of New York, Inc.              370         11,137
  Horace Mann Educators Corporation              850         18,318
  HRP Properties Trust                         2,741         26,670
  Hudson River Bancorp, Inc.                     321          5,810
  Hudson United Bancorp                          985         25,118
  IBERIABANK Corp.                               117          3,457
  Independence Community Bank
     Corporation                               1,247         24,616
  Independent Bank Corp.                         240          5,892
  Independent Bank Corp.                         258          5,093
  IndyMac Bancorp, Inc.*                       1,281         34,319
  Innkeepers USA Trust                           484          5,798
  Insignia Financial Group Inc.*                 398          4,895
  Integra Bank Corp.                             365          9,041
  International Bancshares Corp.                 350         14,700
  Investors Real Estate Trust                    439          3,863
  IRT Property Company                           636          6,926
  Irwin Financial Corp.*                         192          4,829
  JDN Realty Corp.                               690          9,384
  Jefferies Group, Inc.                          466         15,098
  Jones Lang LaSalle Inc.*                       625          8,250
  JP Realty, Inc.                                231          5,660
  Kansas City Life Insurance Co.                 129          5,160
  Keystone Property Trust Corp.                  142          1,901
  Kilroy Realty Corporation                      513         14,928
  Koger Equity, Inc.                             562          9,273
  Kramont Realty Trust                           393          5,376
  La Quinta Properties, Inc.*                  2,698         13,976
  Lakeland Bancorp Inc.                          231          4,181
  LandAmerica Financial Group, Inc               378         12,039
  LaSalle Hotel Properties                       256          4,562
  Lexington Corporate Properties Trust           330          5,105
  Liberty Corp. (The)                            355         14,200
  LNR Property Corporation                       461         16,135
  Local Finance Corporation*                     397          5,121
  Macerich Co. (The)                             654         16,219
  MAF Bancorp, Inc.                              387         11,881
  Main Street Banks Inc.                         201          3,554
  Manufactured Home Communities, Inc.            293          8,233
  MB Financial Inc.*                             117          3,042
  Medallion Financial Corp.                      231          2,368
  Meemic Holdings Inc.*                           22            474
  MeriStar Hospitality Corporation               792         18,810
  MicroFinancial Incorporated                    147          2,383
  Mid-America Apartment Communities Inc.         295          7,549
  Mid-America Bancorp                            183          5,298
  Mid-Atlantic Realty Trust                      268          3,350
  Midland Co.                                     83          3,694
  Mid-State Bancshares                           460          8,390
  Midwest Banc Holdings, Inc.                    122          2,684
  Mission West Properties, Inc.                  321          3,884
  Mississippi Valley Bancshares, Inc.            121          4,828
  National City Bancorporation*                  156          4,672
  National Golf Properties, Inc.                 208          5,668
                                              SHARES          VALUE

                                                    ---------------
FINANCIAL - 18.42% (CONTINUED)

  National Health Investors, Inc.*               436  $       4,491
  National Penn Bancshares, Inc.                 365          7,388
  National Western Life Insurance Co.*            45          5,400
  Nationwide Health Properties Inc.              970         19,594
  NBC Capital Corporation*                       111          3,269
  NBT Bancorp Inc.                               499          9,631
  Net.Bank Inc.*                                 515          5,820
  New York Community Bancorp Inc.                651         24,510
  NextCard Inc.*                                 675          7,459
  Northwest Bancorp Inc.                         255          2,678
  NYMAGIC, INC.                                   69          1,366
  OceanFirst Financial Corporation               166          4,306
  Ocwen Financial Corporation*                   769          7,882
  Ohio Casualty Corporation                    1,173         15,190
  Old Second Bancorp Inc.                        122          4,035
  Omega Financial Corp.                          174          5,601
  Oriental Financial Group Inc.                  230          4,370
  Pacific Capital Bancorp                        558         16,991
  Pacific Gulf Properties Inc.                   515          2,518
  Pacific Northwest Bancorp                      288          7,197
  Pan Pacific Retail Properties Inc.             491         12,766
  Park National Corp.                            245         25,113
  Parkway Properties, Inc.                       175          6,169
  PennFed Financial Services, Inc.               124          2,864
  Pennsylvania Real Estate Investment
     Trust                                       239          5,903
  People's Bank                                  518         12,075
  Peoples Holding Co. (The)                      127          4,192
  PFF Bancorp, Inc.                              241          6,025
  Philadelphia Consolidated Holding
     Corp.*                                      156          5,426
  PICO Holdings, Inc.*                           224          3,275
  Pinnacle Holdings Inc.*                        887          5,331
  PMA Capital Corporation                        347          6,263
  Port Financial Corp.                           142          2,876
  Post Properties, Inc.                          814         30,810
  Prentiss Properties Trust                      646         16,990
  Presidential Life Corporation                  454         10,170
  Prime Group Realty Trust                       122          1,647
  ProAssurance Corp.*                            411          7,090
  Promistar Financial Corp.                      314          7,536
  Prosperity Bancshares, Inc.                    115          2,752
  Provident Bancorp, Inc.                         66          1,289
  Provident Bankshares Corporation               513         12,794
  PS Business Parks, Inc.                        235          6,580
  Quaker City Bancorp, Inc.*                      79          2,328
  R&G Financial Corporation - Class B            199          3,194
  Raymond James Financial, Inc.                  790         24,174
  Realty Income Corp.                            618         18,268
  Reckson Associates Realty Corporation          704         16,192
  Redwood Trust, Inc.                            106          2,412
  Regency Centers Corporation                    486         12,344
  Republic Bancorp Inc                           147          1,911
  Republic Bancorp Inc.                          929         12,913
  Republic Bancshares, Inc.*                      93          1,570
  Resource America, Inc.                         322          4,218
  RFS Hotel Investors Inc.                       523          8,258
  Richmond County Financial Corporation          506         18,985
  Riggs National Corp.                           267          4,536
  RLI Corp.                                      139          6,244
  Royal Bancshares of
     Pennsylvania, Inc.                           74          1,288
  S Y Bancorp Inc.                               115          3,910
  S&T Bancorp, Inc.                              495         13,365
  Sandy Spring Bancorp Inc.                      201          6,472

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                              SHARES          VALUE

                                                    ---------------
FINANCIAL - 18.42% (CONTINUED)
  Santander Bancorp                              166  $       3,245
  Saul Centers, Inc.                             217          4,099
  SCPIE Holdings Inc.                            185          3,737
  Seacoast Banking Corp. of Florida               77          2,698
  Seacoast Financial Services
     Corporation                                 521          8,466
  Second Bancorp Inc.                            183          4,191
  Selective Insurance Group, Inc.                532         14,194
  Senior Housing Properties Trust                272          3,536
  Shurgard Storage Centers, Inc.                 627         19,594
  Silicon Valley Bancshares*                     934         20,548
  Simmons First National Corp.                   153          5,110
  SJNB Financial Corporation                      57          2,465
  SL Green Realty Corporation                    452         13,700
  Smith (Charles E.) Residential
     Realty, Inc.                                417         20,913
  South Financial Group Inc.                     893         16,860
  Southwest Bancorporation of
     Texas, Inc.*                                542         16,374
  Southwest Securities Group, Inc.               260          5,382
  Sovran Self Storage, Inc.                      256          7,007
  St. Francis Capital Corporation                157          3,430
  StanCorp Financial Group Inc.                  654         30,993
  State Auto Financial Corp.                     260          4,261
  Staten Island Bancorp Inc.                     637         17,740
  Sterling Bancorp                               166          5,080
  Sterling Bancshares, Inc.                      460          8,823
  Sterling Financial Corp.                       236          5,463
  Stewart Information Services Corp.*            222          4,327
  Storage USA, Inc.                              322         11,592
  Student Loan Corp.                              84          5,859
  Suffolk Bancorp                                124          5,558
  Summit Properties Inc.                         524         14,059
  Sun Communities, Inc.                          313         11,065
  Susquehanna Bancshares, Inc.                   823         16,748
  Tanger Factory Outlet Centers, Inc.            109          2,507
  Taubman Centers, Inc.                          604          8,456
  Texas Regional Bancshares, Inc.                288         11,604
  The Mills Corporation                          325          7,995
  Thornburg Mortgage Asset Corporation           456          7,073
  Tompkins Trustco Inc.                          137          5,412
  Town & Country Trust (The)                     297          6,059
  Trammell Crow Company*                         480          5,304
  Triad Guaranty Inc.*                           142          5,680
  Troy Financial Corporation                      88          1,607
  Trust Company of New Jersey                    414         14,076
  TrustCo Bank Corp                            1,302         17,382
  Tucker Anthony Sutro                           386          8,492
  U S B Holding Company Inc.                     231          3,523
  U.S. Restaurant Properties Inc.                375          5,599
  UCBH Holdings, Inc.                            396         12,019
  UICI*                                          803         10,238
  UMB Financial Corp.                            343         14,749
  Umpqua Holdings Corporation                    303          3,881
  UNB Corporation                                220          4,070
  United Bankshares, Inc.                        871         23,343
  United Community Financial Corp.               692          6,020
  United Dominion Realty Trust, Inc.           2,125         30,494
  United Fire & Casualty Co.                     133          3,886
  United National Bancorp                        316          7,167
  Universal American Financial Corp.*            840          5,216
  Universal Health Realty Income Trust           189          4,082
  Vencor, Inc.                                 1,267         13,874
  Vesta Insurance Group, Inc.                    513          5,617
  W Holding Company Inc.                         571          7,423
                                              SHARES          VALUE

                                                    ---------------
FINANCIAL - 18.42% (CONTINUED)

  Washington Real Estate Investment
     Trust                                       756  $      17,872
  Washington Trust Bancorp Inc.                  252          5,547
  Waypoint Financial Corp.                       733          9,163
  Weingarten Realty Investors                    591         25,915
  Wesbanco, Inc.                                 381          9,559
  West Coast Bancorp                             342          4,333
  Westamerica Bancorporation                     709         27,813
  Westcorp Inc.                                  202          4,282
  Westfield America Inc.                         242          3,901
  WFS Financial Inc.*                            182          5,597
  Whitney Holding Corporation                    552         25,889
  Winston Hotels, Inc.                           295          3,089
  WIntrust Financial Corporation                 142          3,529
  Wit SoundView Group Inc.*                    1,101          2,015
  World Acceptance Corporation*                  249          2,293
  WSFS Financial Corporation                     178          3,062
  Zenith National Insurance Corporation          172          4,644
                                                      -------------
                                                          3,398,725
                                                      -------------
INDUSTRIAL - 14.59%
  ACT Manufacturing, Inc.*                       213          2,330
  Active Power Inc.*                             656         10,942
  ADE Corporation*                               191          3,629
  Advanced Energy Industries, Inc.*              387         15,971
  AEP Industries Inc.*                            33          1,166
  AGCO Corporation                             1,374         12,572
  Airborne Inc.                                1,009         11,694
  Albany International Corporation -
     Class A*                                    325          6,143
  Alexander & Baldwin, Inc.                      850         21,888
  AMERCO*                                        273          6,088
  American Superconductor Corporation*           424         10,939
  Ameron International Corporation                76          5,073
  AMETEK, Inc.                                   692         21,141
  ANADIGICS, Inc.*                               632         14,536
  Analogic Corporation                           138          6,286
  Apogee Enterprises, Inc.                       592          7,394
  Applied Industrial Technologies Inc.           366          6,936
  AptarGroup, Inc.                               678         21,988
  Arkansas Best Corporation*                     361          8,321
  Armor Holdings Inc.*                           340          5,100
  Armstrong Holdings, Inc.,*                     808          2,868
  Arnold Industries, Inc.                        410          7,938
  Artesyn Technologies Inc*                      712          9,185
  Astec Industries, Inc.*                        318          5,486
  Asyst Technologies, Inc.*                      682          9,207
  Atlas Air Worldwide Holdings, Inc.*            345          4,885
  Baldor Electric Co.                            494         10,557
  Ball Corporation                               578         27,490
  Barnes Group Inc.                              343          8,472
  Beacon Power Corp.*                            583          4,023
  BEI Technologies Inc.                          225          6,077
  Bel Fuse Inc. - Class B                        180          5,985
  Belden Inc.                                    515         13,776
  Benchmark Electronics, Inc.*                   411         10,012
  BMC Industries, Inc.                           576          3,456
  Brady Corp. - Class A                          374         13,513
  Briggs & Stratton Corp.                        453         19,071
  Brooks Automation, Inc.*                       365         16,827
  Butler Manufacturing Co.                       107          2,675
  C&D Technologies Inc.                          548         16,988
  Cable Design Technologies Corporation*         919         14,851
  Calgon Carbon Corporation                      697          5,471

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                              SHARES          VALUE

                                                    ---------------
INDUSTRIAL - 14.59% (CONTINUED)
  Carlisle Companies, Inc.                       635  $      22,142
  Castella Waste Systems Inc. -
     Class A*                                    372          4,650
  Castle (A.M.) & Co.                            136          1,833
  Catalytica Energy Systems Inc.*                270          5,859
  Centex Construction Products Inc.              137          4,453
  Checkpoint Systems, Inc.*                      597         10,627
  CIRCOR International Inc.                      180          3,249
  CLARCOR Inc.                                   462         12,405
  Cognex Corporation*                            667         22,578
  Coherent, Inc.*                                581         21,015
  Cohu, Inc.                                     427          9,608
  Commercial Metals Company                      240          7,687
  Concord Camera Corp.*                          499          2,944
  Consolidated Freightways Corp.*                351          3,145
  CoorsTek Inc.*                                 173          6,488
  Covenant Transport, Inc.*                      150          1,868
  Credence Systems Corporation*                1,101         26,688
  Crown Cork & Seal Co., Inc.                  2,499          9,371
  CTS Corp.                                      583         11,952
  Cubic Corporation                              108          3,412
  CUNO Inc.*                                     317          9,510
  Cymer, Inc*                                    640         16,186
  Daktronics, Inc.*                              286          4,402
  Dal-Tile International Inc.*                 1,170         21,704
  DDi Corporation*                               869         17,380
  Dionex Corp.*                                  411         13,666
  Donaldson Company, Inc.                        822         25,605
  DRS Technologies, Inc.*                        251          5,768
  DSP Group, Inc.*                               495         10,618
  Duraswitch Industries Inc.*                     96          1,487
  Dycom Industries, Inc.*                        892         20,454
  EarthShell Corporation*                        939          3,193
  EDO Corporation                                174          2,775
  EGL Inc.*                                      718         12,536
  Elcor Corp.                                    403          8,161
  Electro Scientific Industries, Inc.*           567         21,603
  EMCOR Group, Inc.*                             160          5,784
  Encore Wire Corporation*                       275          3,264
  Energy Conversion Devices, Inc.*               267          7,476
  Engineered Support Systems, Inc.               138          5,408
  ESCO Technologies Inc.*                        226          6,814
  Esterline Technologies Corporation*            433          9,418
  Excel Technology, Inc.*                        177          3,908
  Federal Signal Corporation                     955         22,414
  FEI Company*                                   315         12,915
  Fisher Scientific International Inc.*        1,130         32,770
  FLIR Systems, Inc.*                            221          5,532
  Florida East Coast Industries, Inc.            477         16,886
  Florida Rock Industries, Inc.                  260         12,194
  Flow International Corporation*                274          2,959
  Flowserve Corp.*                               796         24,477
  Foamex International, Inc.*                    344          2,546
  Forward Air Corporation*                       322          9,644
  Franklin Electric Co., Inc.                     90          6,831
  FSI International, Inc.*                       538          6,779
  FuelCell Energy Inc.*                          560         12,930
  Gardner Denver Inc.*                           306          6,288
  General Cable Corporation                      686         12,725
  Genlyte Group Inc.*                            250          7,728
  GenRad, Inc.*                                  599          3,594
  GenTek Inc.                                     86            456
  Gerber Scientific, Inc.                        389          4,260
                                              SHARES          VALUE

                                                    ---------------
INDUSTRIAL - 14.59% (CONTINUED)

  Gorman-Rupp Company                            154  $       3,711
  Graco Inc.                                     646         21,318
  Granite Construction Inc.                      655         16,650
  Greif Bros. Corp.                              271          8,225
  Griffon Corp.*                                 505          5,555
  GulfMark Offshore Inc.*                         96          3,021
  Harsco Corporation                             835         22,654
  Heartland Express, Inc.*                       311          7,091
  Helix Technology Corp.                         473         14,417
  Hexcel Corporation*                            479          6,107
  Hunt (J.B.) Transport Services, Inc.*          319          5,825
  Identix Inc.*                                  643          4,019
  IDEX Corp.                                     637         21,658
  II-VI Inc.*                                    218          3,815
  Imation Corporation*                           699         17,615
  Innovative Solutions and
     Support, Inc.*                              166          2,390
  Insituform Technologies, Inc.*                 496         18,104
  Interlogix Inc.*                               408         14,892
  Intermagnetics General Corporation*            279          9,040
  Interpool, Inc.                                273          4,286
  Ionics, Inc.*                                  362         11,403
  Itron, Inc.*                                   293          5,558
  Ivex Packaging Corporation*                    332          6,308
  JLG Industries, Inc.                           879         10,856
  Kadant Inc.*                                   121            351
  Kansas City Southern
     Industries, Inc.*                         1,224         19,339
  Kaydon Corporation                             582         14,928
  Keithley Instruments, Inc.                     126          2,684
  Kennametal Inc.                                642         23,690
  Kirby Corp.*                                   391          9,638
  Knight Transportation, Inc.*                   226          4,644
  Kulicke & Soffa Industries, Inc.*            1,027         17,623
  Ladish Company Inc.*                           191          2,554
  Lancaster Colony Corporation                   590         19,458
  Landstar System, Inc.*                         179         12,176
  Lawson Products, Inc.                          104          3,047
  LeCroy Corporation*                            148          3,770
  Lennox International Inc.                      900          9,855
  Lincoln Electric Holdings Inc.                 661         16,856
  Lindsay Manufacturing Co.                      210          3,990
  Liqui-Box Corporation                           55          2,143
  Littelfuse, Inc.*                              381         10,207
  Longview Fibre Co.                           1,076         13,256
  LSI Industries Inc.                            198          4,631
  Lydall, Inc.*                                  313          3,756
  MagneTek, Inc.*                                428          5,350
  Manitowoc Co.                                  509         15,016
  Manufacturers Services Ltd.*                   322          1,916
  Matthews International Corp.                   321         14,114
  Maverick Tube Corp.*                           710         12,035
  Measurement Specialties, Inc.*                 145          2,429
  Mechanical Technology, Inc.*                   402          2,898
  Medis Technologies Ltd.*                       175          1,925
  Merix Corporation*                             269          4,705
  Mestek, Inc.*                                   56          1,291
  Methode Electronics Inc. - Class A             707          6,080
  Milacron Inc.                                  329          5,155
  Mine Safety Appliances Co.                     181          6,199
  Molecular Devices Corp.*                       322          6,456
  Moog Inc. - Class A*                           173          6,738
  Mueller Industries Inc.*                       615         20,240
  Myers Industries, Inc.                         313          4,726

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                              SHARES          VALUE

                                                    ---------------
INDUSTRIAL - 14.59% (CONTINUED)
  NACCO Industries, Inc.                         136  $      10,607
  Nanometrics Incorporated*                      153          4,206
  Nanophase Technologies Corporation*            243          2,685
  National Service Industries, Inc.              863         19,478
  NCH Corporation                                 47          1,838
  NCI Building Systems Inc.*                     333          6,077
  NN, Inc.                                       241          2,576
  Nordson Corp.                                  485         11,305
  Nortek, Inc.*                                  177          5,526
  NS Group, Inc.*                                369          4,926
  Nu Horizons Electronics Corporation*           307          2,917
  Offshore Logistics, Inc.*                      361          6,859
  Oglebay Norton Company                          59          1,556
  Osmonics, Inc.*                                221          3,050
  Overseas Shipholding Group, Inc.               572         17,469
  Owens-Illinois, Inc.*                        3,044         20,638
  Packard BioScience Company*                  1,337         11,097
  Park Electrochemical Corp.                     347          9,161
  PAXAR Corp.*                                   753         10,843
  Pemstar Inc.*                                  348          5,109
  Penn Engineering and Manufacturing
     Corp.                                       250          4,375
  Pericom Semiconductor Corporation*             446          7,011
  Perini Corporation*                            235          2,350
  Photon Dynamics, Inc.*                         267          7,209
  Pitt-Des Moines, Inc.                           95          3,278
  Planar Systems, Inc.*                          217          5,620
  Polaroid Corp.                                 927          2,410
  Powell Industries, Inc.*                       131          3,930
  Power Integrations Inc.*                       545          8,502
  Presstek Inc.*                                 643          7,716
  PRI Automation, Inc.*                          489          9,059
  Proton Energy Systems, Inc.*                   695          8,340
  Quanex Corporation                             282          7,304
  Quixote Corp.                                  129          3,686
  RailAmerica, Inc.*                             350          3,997
  Rayonier Inc.                                  570         26,477
  Rayovac Corp.*                                 373          7,945
  Recoton Corp.*                                 197          3,413
  Regal-Beloit Corp.                             400          8,320
  Research Frontiers Inc.*                       205          5,535
  Roadway Corporation                            250          5,943
  Robbins & Myers, Inc.                          156          4,399
  Rogers Corporation*                            327          8,666
  ROHN Industries Inc.*                          358          1,701
  Roper Industries, Inc.                         610         25,467
  Ryder System, Inc.                           1,104         21,638
  SatCon Technology Corporation*                 177          1,850
  Sauer-Danfoss Inc.                             213          2,013
  Sawtek Inc.*                                   699         16,447
  SBS Technologies, Inc.*                        299          5,657
  Sensormatic Electronics Corporation*         1,666         28,322
  Sequa Corporation*                              73          3,322
  Silgan Holdings, Inc.*                         204          3,582
  Simpson Manufacturing Co., Inc.*               155          9,378
  Sipex Corp.*                                   472          7,122
  SLI Inc.                                       509          4,199
  Smith (A.O.) Corporation                       207          3,705
  Spectra Physics Inc.*                           77          1,782
  SPS Technologies, Inc.*                        203          9,622
  Standard Microsystems Corporation*             306          5,477
  Standex International Corp.                    227          5,357
  Stericycle, Inc.*                              281         13,193
                                              SHARES          VALUE

                                                    ---------------
INDUSTRIAL - 14.59% (CONTINUED)

  Stewart & Stevenson Services, Inc.             522  $      17,226
  Stoneridge Inc.*                               263          2,827
  Sturm, Ruger & Co., Inc.                       412          4,038
  SureBeam Corporation*                          141          2,414
  SurModics Inc.*                                274         16,111
  Swift Transportation Co., Inc.*              1,206         23,228
  Syntroleum Corporation*                        451          4,100
  Technitrol, Inc.                               634         16,484
  Tecumseh Products Company - Class A            320         15,840
  Tennant Co.                                    191          7,640
  Terex Corporation*                             564         11,957
  Texas Industries, Inc.                         436         14,994
  The Pittston Company                         1,086         24,207
  Therma-Wave Inc.*                              334          6,369
  Thomas & Betts Corp.                         1,220         26,925
  Thomas Industries Inc.                         318          9,381
  Timken Co. (The)                             1,040         17,618
  TRC Companies, Inc.*                           109          4,379
  Tredegar Industries, Inc.                      332          6,358
  Trex Company Inc.*                             130          2,503
  Trimble Navigation Ltd.*                       509          9,920
  Trinity Industries, Inc.                       773         15,847
  TTM Technologies, Inc.*                        238          2,094
  U S Industries, Inc.                         1,559          6,392
  U S Concrete Inc.*                             351          2,797
  UCAR International Inc.*                       953         11,388
  United Industrial Corp.                        263          4,405
  Universal Display Corporation*                 310          6,076
  Universal Electronics Inc.*                    291          5,238
  Universal Forest Products, Inc.                247          5,558
  UNOVA Inc.*                                    926          6,371
  URS Corp.*                                     263          7,101
  USFreightways Corp.                            551         16,255
  USG Corp.                                      774          3,266
  Valence Technology, Inc.*                      610          3,922
  Valmont Industries, Inc.                       289          5,260
  Varian Inc.*                                   649         20,963
  Veeco Instruments Inc.*                        520         20,670
  ViaSystems Group Inc.*                       1,143          3,440
  Vicor Corp.*                                   475          7,743
  Wabtec Corp.                                   609          9,135
  Waste Connections Inc.*                        568         20,448
  Watts Industries, Inc.                         322          5,458
  Werner Enterprises, Inc.                       587         14,235
  Wilson Greatbatch Technologies Inc.*           161          4,669
  Wisconsin Central Transportation
     Corp.*                                      869         14,538
  Wolverine Tube Inc.*                           163          2,701
  Woodhead Industries, Inc.                      221          3,757
  Woodward Governor Company                      185         15,605
  Worthington Industries, Inc.                 1,415         19,244
  X-Rite, Incorporated                           356          3,147
  XTRA Corporation*                              220         10,912
  Yellow Corporation*                            507          9,623
  York International Corporation                 806         28,215
  Zebra Technologies Corporation*                556         27,311
  Zygo Corporation*                              310          6,898
                                                      -------------
                                                          2,690,802
                                                      -------------
TECHNOLOGY - 17.76%
  3D Systems Corporation*                        168          2,856
  3DO Co. (The)*                                 691          5,030
  AAR Corporation                                504          8,618

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                              SHARES          VALUE

                                                    ---------------
TECHNOLOGY - 17.76% (CONTINUED)
  Acclaim Entertainment, Inc.*                   896  $       4,372
  ACLARA BioSciences Inc.*                       748          5,804
  Actel Corporation*                             469         11,514
  Activision, Inc.*                              362         14,209
  Actuate Corporation*                           871          8,318
  Adelphia Business Solutions Inc.*              584          2,394
  ADTRAN, Inc.*                                  444          9,102
  Advanced Digital Information
     Corporation*                              1,091         18,874
  Advanced Tissue Sciences, Inc.*              1,347          6,735
  Aeroflex Inc.*                               1,251         13,136
  Airgate PCS*                                   243         12,636
  Alamosa PCS Holdings Inc.*                   1,452         23,668
  Alaska Communications Systems
     Group, Inc.*                                193          1,766
  Alexion Pharmaceuticals, Inc.*                 334          8,016
  Alliance Semiconductor Corporation*            548          6,587
  Alliant Techsystems Inc.*                      294         26,431
  Allscripts Healthcare
     Solutions, Inc.,*                           652          5,868
  Alpha Industries, Inc.*                        911         26,920
  American Management Systems, Inc.*             873         20,603
  Anaren Microwave, Inc.*                        442          8,840
  Andrew Corporation*                          1,708         31,501
  Anixter International Inc.*                    543         16,670
  Ansoft Corporation*                            128          2,176
  answerthink Inc.*                              803          8,022
  ANSYS, Inc.*                                   300          5,616
  ANTEC Corporation*                             540          6,696
  Aphton Corporation*                            295          6,461
  Aremissoft Corp.*                              367          5,945
  ARIAD Pharmaceuticals, Inc.*                   509          2,581
  Ascential Software Corp.*                    6,057         35,373
  Aspect Communications Corporation*           1,083          7,570
  Aspen Technology, Inc.*                        641         15,512
  AstroPower Inc.*                               253         13,191
  ATMI Inc.*                                     571         17,130
  Audiovox Corporation*                          361          4,007
  August Technology Corporation*                 113          1,614
  Auspex Systems, Inc.*                          948          6,769
  AVANT Immunotherapeutics Inc*                1,204          6,803
  Avant! Corp.*                                  786         10,454
  Avid Technology, Inc.*                         478          7,505
  Avigen, Inc*                                   415          8,923
  Avocent Corp*                                  927         21,089
  Aware, Inc.*                                   475          4,275
  AXT Inc.*                                      402         10,733
  BARRA, Inc.*                                   242          9,474
  BE Aerospace, Inc.*                            558         10,630
  Bio-Rad Laboratories, Inc. - Class A*          171          8,516
  Bio-Technology General Corporation*          1,202         15,746
  Black Box Corp.*                               402         27,079
  Borland Software Corp.*                      1,027         16,021
  Braun Consulting Inc.*                         192          1,546
  Brio Technology Inc.*                          392          2,862
  BSQUARE Corporation*                           310          3,258
  CACI International Inc.*                       193          9,071
  Caliper Technologies Corporation*              445          9,367
  Cambridge Technology Partners Inc.*          1,117          3,954
  Caminus Corporation*                           193          5,205
  Carreker Corporation*                          358          7,697
  Carrier Access Corporation*                    222          1,330
  Casino Data Systems*                           316          2,914
  Catapult Communications Corporation*            99          2,228
  CCC Information Services Group Inc.*           212          1,259
                                              SHARES          VALUE

                                                    ---------------
TECHNOLOGY - 17.76% (CONTINUED)

  C-COR.net Corporation*                         678  $       8,136
  Celeritek, Inc.*                               250          3,738
  Cell Genesys, Inc.*                            721         14,781
  Centennial Communications Corp*                165          2,176
  Centillium Communications Inc.*                529         13,087
  ChipPAC Inc.*                                  680          7,099
  Choice One Communications Inc.*                209          1,409
  Chordiant Software, Inc.*                      581          1,801
  CIBER, Inc.*                                 1,005          9,548
  Clarent Corporation*                           626          5,753
  Cognizant Technology Solutions
     Corporation*                                157          6,665
  Commonwealth Telephone
     Enterprises, Inc.*                          228          9,633
  CommScope Inc.*                              1,078         25,333
  Computer Network Technology
     Corporation*                                624          6,621
  Concurrent Computer Corporation*             1,155          8,085
  Constellation 3D Inc.*                         294          1,667
  Convera Corp.*                                 428          2,140
  Corillian Corporation*                         405          1,620
  Covansys Corporation*                          377          4,260
  Crossroads Systems Inc.*                       400          2,596
  CryoLife, Inc.*                                327         13,378
  CT Communications Inc. - Class B               327          6,069
  Curtiss-Wright Corp.                           118          6,337
  Cytogen Corporation*                         1,626          8,780
  Datastream Systems, Inc.*                      338          2,549
  Dendrite International, Inc.*                  616          4,620
  Digene Corp.*                                  229          9,343
  Digimarc Corporation*                          208          5,023
  Digital Insight Corporation*                   538         11,890
  Digital Island, Inc.*                        1,725          5,900
  Digitalthink Inc.*                             408          2,864
  Digitas Inc.*                                  181            796
  Diversa Corporation*                           527         10,719
  Documentum, Inc.*                              790         10,207
  DuPont Photomasks, Inc.*                       101          4,873
  Echelon Corporation*                           488         15,011
  Eclipsys Corporation*                          909         25,543
  eFunds Corp.*                                  958         17,819
  Elantec Semiconductor, Inc.*                   472         15,949
  Electroglas, Inc.*                             441          7,806
  Electronics for Imaging, Inc.*               1,119         33,011
  Embarcadero Technologies Inc.*                 188          4,194
  EMCORE Corporation*                            458         14,084
  Entegris Inc.*                                 825          9,446
  EntreMed, Inc.*                                320          5,120
  Entrust Technologies Inc.*                     985          6,984
  Enzo Biochem, Inc.*                            435         14,921
  EpicEdge, Inc.*                                146             41
  EPIQ Systems Inc.*                             122          3,134
  eSpeed Inc. - Class A*                         330          7,260
  ESS Technology, Inc.*                          627          4,389
  Exar Corp.*                                    793         15,670
  EXE Technologies Inc.*                         648          3,797
  Exelixis Inc.*                                 711         13,488
  Extensity Inc.*                                309          3,121
  F5 Networks Inc.*                              352          6,185
  FactSet Research Systems Inc.                  428         15,280
  Fair, Isaac and Co., Inc.                      370         22,873
  Fairchild Corp. (The)*                         267          1,872
  FileNet Corp.*                                 741         10,967
  GenCorp Inc.                                   654          8,371
  GenCorp Inc.                                   207          2,650

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                              SHARES          VALUE

                                                    ---------------
TECHNOLOGY - 17.76% (CONTINUED)
  Gene Logic Inc.*                               554  $      12,077
  General Communication, Inc.*                   786          9,511
  General Semiconductor Inc.*                    745          7,793
  Genome Therapeutics Corp.*                     471          6,990
  Genzyme Transgenics Corp.*                     424          4,215
  Geron Corp.*                                   407          5,698
  Global Imaging Systems Inc.*                   143          1,502
  Global Payments Inc                            730         21,973
  GlobeSpan Inc.*                              1,134         16,556
  Golden Telecom, Inc.*                          199          2,786
  GoTo.com Inc.*                                 379          7,372
  Handspring, Inc.*                              408          3,142
  Harmonic, Inc.*                              1,152         11,520
  HEICO Corp.                                    201          3,859
  Hi/fn Inc.*                                    166          2,512
  HNC Software Inc.*                             727         14,177
  Hutchinson Technology Inc.*                    525         10,001
  Hyperion Solutions Corporation*                676         10,140
  iBasis Inc.*                                   690          3,450
  IDX Systems Corp.*                             349          4,191
  Illuminet Holdings, Inc.*                      571         17,958
  Immunomedics, Inc.*                            789         16,885
  IMPSAT Fiber Networks Inc.*                    326            652
  IMRglobal Corporation*                         770          8,416
  Incyte Genomics Inc.*                        1,380         33,838
  Indus International, Inc.*                     644          5,218
  Inet Technologies Inc.*                        205          1,679
  InFocus Corporation*                           814         16,597
  Infogrames Inc.*                               307          2,333
  Information Resources, Inc.*                   569          5,883
  infoUSA Inc. - Class B*                        568          3,408
  Integral Systems, Inc.*                        198          4,778
  Integrated Circuit Systems, Inc.*              577         11,078
  Integrated Measurement Systems, Inc.*          111          2,436
  Integrated Silicon Solution, Inc.*             552          7,673
  InteliData Technologies Corporation*           957          5,646
  Interactive Data Corporation*                  768          6,912
  Interactive Intelligence Inc.*                 114          1,254
  InterDigital Communications Corp.*           1,118         14,814
  Intergraph Corp.*                            1,042         16,047
  InterMune Inc.*                                503         17,917
  Inter-Tel, Inc.                                390          4,645
  InterTrust Technologies Corporation*         1,576          1,891
  InterVoice-Brite Inc.*                         626          6,886
  IntraNet Solutions, Inc.*                      384         14,611
  Iomega Corporation*                          5,720         13,671
  ITC/\DeltaCom Inc.*                            748          2,992
  ITXC Corp.*                                    492          3,444
  IXYS Corporation*                              208          3,245
  J. D. Edwards & Company*                     2,063         29,171
  JDA Software Group, Inc.*                      420          6,976
  JNI Corporation*                               475          6,650
  Kaman Corporation                              469          8,301
  Keane, Inc.*                                 1,118         24,596
  Keynote Systems Inc.*                          495          5,420
  Kopin Corporation*                           1,362         16,535
  Kronos Inc.*                                   262         10,729
  Leap Wireless International, Inc.*             604         18,301
  Legato Systems, Inc.*                        1,864         29,731
  Lexar Media Inc.*                              691          1,099
  Lexicon Genetics Inc.*                         670          8,375
  Lightbridge, Inc.*                             540         10,476
                                              SHARES          VALUE

                                                    ---------------
TECHNOLOGY - 17.76% (CONTINUED)

  LTX Corp.*                                   1,004  $      25,662
  Manhattan Associates Inc.*                     299         11,885
  MapInfo Corporation*                           275          6,050
  Martek Biosciences Corp.*                      316          9,006
  MasTec Inc.*                                   483          6,376
  MatrixOne, Inc.*                               630         14,610
  Mattson Technology, Inc.*                      654         11,432
  Maxim Pharmaceuticals, Inc.*                   488          3,079
  Maxwell Technologies, Inc.*                    210          4,683
  Maxygen Inc.*                                  608         11,795
  McAfee.com Corporation*                        110          1,351
  MCSi Inc.*                                     231          3,500
  MEMC Electronic Materials, Inc.*               863          6,602
  Mercury Computer Systems, Inc.*                387         17,067
  MetaSolv, Inc.*                                548          4,346
  Metawave Communications Corporation*           728          3,778
  Micron Electronics Inc.*                       799          1,270
  MICROS Systems, Inc.*                          365          8,030
  Microsemi Corporation*                         293         20,803
  MicroStrategy Incorporated*                    602          1,686
  Microtune Inc.*                                477         10,494
  Midway Games, Inc.*                            571         10,564
  MIPS Technologies, Inc.*                       814         14,082
  MKS Instruments Inc.*                          430         12,384
  Moldflow Corporation*                           90          1,387
  Mount10 Inc                                     25            146
  MRO Software Inc.*                             325          5,135
  MRV Communications, Inc.*                    1,599         14,951
  MSC.Software Corp.*                            299          5,606
  MTS Systems Corporation                        432          5,957
  Multex.com, Inc.*                              565          9,181
  Nanogen, Inc.*                                 275          1,867
  National Data Corp.                            667         21,611
  NEON Communications Inc.*                      157          1,097
  Neose Technologies, Inc.*                      244         10,980
  Net2Phone Inc.*                                367          2,202
  Netegrity, Inc.*                               490         14,700
  NetIQ Corporation*                             834         26,096
  NetRatings Inc.*                               151          2,174
  Netro Corporation*                             787          3,337
  NetScout Systems Inc.*                         358          2,327
  Network Peripherals Inc.*                      273          3,194
  Network Plus Corporation*                      362            981
  NMS Communications Corp.*                      768          5,376
  North Pittsburgh Systems, Inc.                 315          5,037
  Novadigm, Inc.*                                284          3,195
  Novell, Inc.*                                6,664         37,918
  Nuance Communications*                         555         10,001
  Numerical Technologies, Inc.*                  389          8,169
  NYFIX Inc.*                                    457         14,601
  Oak Technology, Inc.*                          981         10,389
  ON Semiconductor Corp.*                        695          3,162
  Onyx Software Corporation*                     686          5,488
  OPNET Technologies, Inc.*                      172          3,074
  Optical Cable Corporation*                      50            500
  Orbital Sciences Corporation*                  701          2,720
  Orchid Biosciences Inc.*                       702          5,370
  Organogenesis Inc.*                            625          4,625
  OTG Software Inc.*                             307          2,149
  Packeteer Inc.*                                464          5,814
  PCTEL, Inc.*                                   282          2,597
  PEC Solutions Inc.*                             28            619

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                              SHARES          VALUE

                                                    ---------------
TECHNOLOGY - 17.76% (CONTINUED)
  Perot Systems Corporation - Class A*         1,272  $      23,023
  Per-Se Technologies Inc.*                      627          5,110
  Phoenix Technologies Ltd.*                     485          7,081
  Photronics, Inc.*                              544         13,959
  PictureTel Corp.*                              800          4,480
  Pinnacle Systems, Inc.*                      1,074          6,498
  Pioneer-Standard Electronics, Inc.             578          7,398
  Pixelworks Inc.*                               455         16,262
  Plantronics, Inc.*                             737         17,062
  Plato Learning, Inc.*                          206          6,376
  PLX Technology Inc.*                           358          3,039
  Pomeroy Computer Resources, Inc.*              208          3,120
  Powerwave Technologies Inc.*                 1,248         18,096
  Price Communications Corp.*                  1,018         20,553
  ProBusiness Services Inc.*                     364          9,664
  Prodigy Communications Corp*                   330          1,878
  Progress Software Corp.*                       609          9,866
  Proxim, Inc.*                                  566          7,981
  Pumatech, Inc.*                                781          2,343
  QRS Corporation*                               280          4,648
  Radiant Systems, Inc.*                         316          5,094
  RadiSys Corp.*                                 330          7,541
  Rainbow Technologies, Inc.*                    485          2,711
  Rambus Inc.*                                 1,726         21,247
  Read-Rite Corp.*                             2,498         13,314
  Red Hat, Inc.*                                 562          2,248
  Regeneron Pharmaceuticals, Inc.*               547         18,954
  Register.com Inc.*                             398          6,165
  REMEC, Inc.*                                   938         11,631
  Remedy Corp.*                                  554         19,279
  Ribozyme Pharmaceuticals, Inc.*                236          2,360
  Richardson Electronics, Ltd.                    95          1,330
  Roxio, Inc.*                                   346          4,498
  Rudolph Technologies Inc.*                     200          9,400
  Rural Cellular Corp.*                          146          6,614
  S1 Corporation*                              1,230         17,220
  Saba Software, Inc.*                           509          8,353
  Sage, Inc.*                                    237          3,674
  Sanchez Computer Associates Inc.*              276          3,657
  SBA Communications Corporation*                813         20,122
  Schawk, Inc.                                   188          1,918
  SCM Microsystems Inc.*                         321          3,338
  SeaChange International Inc.*                  360          6,491
  Secure Computing Corp.*                        585          9,190
  SeeBeyond Technology Corporation*              582          6,984
  Selectica Inc.*                                364          1,558
  Semitool, Inc.*                                323          3,853
  Sensient Technologies Corp.                  1,010         20,725
  Sequenom, Inc.*                                393          5,502
  SERENA Software, Inc.*                         326         11,847
  Serologicals Corporation*                      375          8,003
  SignalSoft Corporation*                        371          4,267
  Silicon Graphics, Inc.*                      4,100          5,699
  Silicon Image Inc.*                          1,006          5,030
  Silicon Laboratories Inc.*                     182          4,022
  Silicon Storage Technology, Inc.*            1,603         16,238
  Siliconix incorporated*                        123          3,892
  Simplex Solutions, Inc.*                        84          1,991
  Somera Communciations Inc.*                    620          4,439
  SONICblue Inc.*                              1,690          5,577
  SonicWALL Inc.*                                834         21,025
  Sorrento Networks Corp.*                       267          3,199
                                              SHARES          VALUE

                                                    ---------------
TECHNOLOGY - 17.76% (CONTINUED)

  SpectraLink Corporation*                       315  $       4,098
  SpeechWorks International Inc.*                506          7,944
  SPSS Inc.*                                     205          3,241
  Stanford Microdevices Inc.*                    214          3,617
  StarBase Corporation*                        1,456          5,314
  StarMedia Network Inc.*                        819          1,523
  Structural Dynamics Research Corp.*            690         16,905
  Sunquest Information Systems Inc.*              61          1,451
  Supertex, Inc.*                                165          2,036
  Sykes Enterprises, Inc.*                       473          5,203
  Symmetricom, Inc.*                             498          7,291
  Synplicity Inc.*                               216          2,162
  Syntel Corp.*                                  106            816
  Systems & Computer Technology Corp.*           647          5,855
  Take-Two Interactive Software, Inc.*           693         12,855
  TALX Corp.*                                    166          6,632
  Targeted Genetics Corporation*                 783          5,090
  Teledyne Technologies Inc.*                    665         10,108
  Terayon Communication Systems, Inc.*         1,270          7,772
  Tetra Tech, Inc.*                              800         21,760
  The InterCept Group Inc.*                      228          8,664
  The Trizetto Group Inc.*                       396          3,663
  T-HQ Inc.*                                     446         26,595
  Three-Five Systems, Inc.*                      448          8,055
  Titan Corp. (The)*                             997         22,831
  Tollgrade Communications, Inc.*                265          7,553
  TradeStation Group Inc.*                       426          2,258
  Transaction Systems Architects, Inc.*          746         11,563
  Transkaryotic Therapies, Inc.*                 418         12,310
  TranSwitch Corporation*                      1,780         19,580
  Trikon Technologies Inc.*                      211          2,954
  Tripath Technology, Inc.*                      325          3,656
  TriQuint Semiconductor Inc.*                 1,688         37,977
  Triumph Group, Inc.*                           393         19,257
  Ulticom Inc.*                                  193          6,523
  Ultratech Stepper, Inc.*                       416         10,670
  Unigraphics Solutions Inc. - Class A*          106          3,366
  Universal Access Inc.*                         884          5,481
  USinternetworking, Inc.*                     1,016          1,219
  VA Linux Systems Inc.*                         648          2,268
  Varian Semiconductor Equipment
     Associates Inc.*                            679         28,501
  Vastera Inc.*                                  381          5,410
  Verity, Inc.*                                  595         11,870
  VerticalNet Inc.*                            1,426          3,551
  ViaSat Inc.*                                   283          6,758
  Vical Inc.*                                    420          5,872
  Viewpoint Corp.*                               800          6,800
  Virage Logic Corporation*                      180          2,788
  Virata Corporation*                          1,040         12,324
  Visual Networks Inc.*                          625          5,469
  WatchGuard Technologies Inc.*                  447          4,582
  Wave Systems Corp.*                          1,050          5,639
  Websense Inc.*                                 342          6,840
  Western Digital Corp.*                       3,719         14,876
  Witness Systems Inc.*                          243          2,671
  Xanser Corp.*                                  588          4,310
  Xicor, Inc.*                                   451          4,993
  Xybernaut Corporation*                         933          4,478
  ZixIt Corporation*                             266          2,434
  Zoran Corporation*                             367         10,907
                                                      -------------
                                                          3,276,278
                                                      -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                              SHARES          VALUE

                                                    ---------------
UTILITIES - 3.67%
  AGL Resources Inc.                           1,141  $      27,099
  American States Water Company                  212          7,208
  Atmos Energy Corp.                             849         20,767
  Avista Corporation                             993         19,840
  Bangor Hydro-Electric Co.                      154          4,093
  California Water Service Group                 295          7,567
  Cascade Natural Gas Corporation                232          4,942
  Central Vermont Public Service Corp.           242          4,576
  CH Energy Group Inc.                           354         15,558
  Cleco Corporation                              872         19,838
  Connecticut Water Service, Inc.                106          3,664
  Covanta Energy Corp.*                        1,044         19,272
  DQE, Inc.                                    1,173         26,393
  El Paso Electric Company*                    1,078         17,237
  Empire District Electric Co.                   370          7,655
  Energen Corp.                                  579         15,980
  Hawaiian Electric Industries, Inc.             700         26,740
  Hickory Tech Corp.                             271          4,336
  Laclede Gas Company                            396         10,058
  Madison Gas & Electric Co.                     333          9,257
  Middlesex Water Company                        106          3,605
  Montana Power Co.                            2,177         25,253
  New Jersey Resources Corp.                     373         16,860
  NewPower Holdings Inc.*                        933          8,397
  Northwestern Corporation                       497         11,133
  NUI Corporation                                288          6,647
  ONEOK, Inc.                                  1,113         21,926
  Otter Tail Power Company                       510         14,153
  Peoples Energy Corp.                           743         29,869
  Philadelphia Suburban Corp.                    943         24,047
  Piedmont Natural Gas Co., Inc.                 634         22,520
  Public Service Co. of New Mexico               821         26,354
  RGS Energy Group Inc.                          724         27,150
  SEMCO Energy, Inc.                             379          5,685
  Sierra Pacific Resources                     1,647         26,336
  SJW Corp.                                       42          3,591
  South Jersey Industries, Inc.                  245          7,632
  Southern Union Co.*                            675         13,770
  Southwest Gas Corp.                            606         14,350
                                              SHARES          VALUE

                                                    ---------------
UTILITIES - 3.67% (CONTINUED)

  Southwestern Energy Co.*                       529  $       6,480
  UGI Corp.                                      569         15,363
  UIL Holding Corporation                        260         12,633
  Unisource Energy Corporation                   631         14,494
  WGL Holdings Inc.                              976         26,459
  WPS Resources Corporation                      556         19,599
                                                      -------------
                                                            676,386
                                                      -------------
    Total Common Stocks
       (cost $17,432,888)                                17,899,227
                                                      -------------
UNIT INVESTMENT TRUST - 2.10%
  iShares Russell 2000 Index Fund              3,865        387,892
                                                      -------------
    Total Unit Investment Trust
       (cost $652,225)                                      387,892
                                                      -------------

                                           PRINCIPAL          VALUE

                                                 ------------------

SHORT-TERM INVESTMENTS(3) - 19.20%

VARIABLE RATE DEMAND NOTES(1) - 17.42%
  American Family (3.361% due 12/31/31)   $1,002,069      1,002,069
  Firstar Bank (3.500% due 12/31/31)       1,019,596      1,019,596
  Wisconsin Corp Central Credit Union
     (3.420% due 12/31/31)                   193,116        193,116
  Wisconsin Electric (6.235% due
     12/31/31)                               997,891        997,891
                                                      -------------
                                                          3,212,672
                                                      -------------

U.S. TREASURY BILL - 1.78%
  U.S. Treasury Bill (4.825% due
     08/15/01)                               330,000        328,568
                                                      -------------
    Total Short-Term Investments
       (cost $3,541,240)                                  3,541,240
                                                      -------------
TOTAL INVESTMENTS - 118.35%
   (cost $21,626,353)(2)                                 21,828,359
                                                      -------------
OTHER ASSETS AND LIABILITIES - (18.35%)                  (3,385,063)
                                                      -------------
TOTAL NET ASSETS - 100%                               $  18,443,296
                                                      =============

-------------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of June 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of June 30, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of June 30, 2001 was $3,504,573 and ($3,302,567), respectively.
(3) Securities and other assets with an aggregate value of $3,609,200 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2001:

                                                         UNREALIZED
                                                       APPRECIATIO/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Russell 2000 Index (9/01)                      14       $22,850

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund is offered in two series, the Pinnacle Series and the Apex Series. The results of the Pinnacle Series are presented herein. The shares of the Pinnacle Series are sold only to insurance companies and their separate accounts to fund the benefits under certain variable insurance products. The results of the Fund presented exclude the additional fees and expenses of variable annuity or variable life insurance contracts. The Fund's shares are offered in seven different portfolios - Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio (individually "Portfolio"). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented in the Standard & Poor's 500 Index. The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index. The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows:
Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

FEDERAL TAXES - It is the intent of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies owned by the segregated asset accounts of a life insurance company, held in connection with variable annuity contracts, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded. The Bond Portfolio has a capital loss carry forward of $5,046,307 which can be carried forward until 2008. The Zenith Portfolio and Nasdaq-100 Index Portfolio have a capital loss carry forward of $4,481,130 and $905,274 which can be carried forward until 2007 and 2008, respectively.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS - Distributions from net investment income in all fixed income Portfolios generally are declared and paid quarterly. Equity Portfolios generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amount of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of the Fund are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of the Fund. Nonallocable expenses are charged to each Portfolio based on specific identification.

FOREIGN CURRENCY - The Fund's accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

ADOPTION OF NEW AUDIT GUIDE - The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. Management expects no adjustments to the financial statements as a result of adopting these provisions.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - The Fund pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser"), formerly known as Carillon
Advisers, Inc., under terms of an Investment Advisory Agreement (the "Agreement"). Certain officers and directors of the Adviser are affiliated with the Fund. The Fund pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

       (a) for the Zenith Portfolio - .65% of the first $50,000,000, .60% of the next $100,000,000, and .50% of all over $150,000,000 of the current net asset value:

       (b) for the Bond Portfolio - .50% of the first $50,000,000, .45% of the next $100,000,000, and .40% of all over $150,000,000 of the current net asset value.

       (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

       (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

       (e) for the Balanced Index Portfolio - .30% of the current net asset value.

       (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

       (g) for the Russell 2000 Small Cap Index Portfolio - .35% of the current net asset value.

The Agreement provides that if the total operating expenses of the Fund, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the Zenith or Bond Portfolios, the Adviser will reimburse the Fund for such excess, up to the amount of the advisory fee for that year. The

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS

NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of its average annual net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's net asset. The Adviser has agreed to reduce its fee from those shown above for a period of one year from May 1, 2000 by .03, .08 and .20 percentage points for the S&P 500 Index Portfolio, the Zenith Portfolio, and the Bond Portfolio, respectively, which expired on May 1, 2001. As a result, for the period ended June 30, 2001, the Adviser waived the Zenith Portfolio $13,591, Bond Portfolio $15,773, and S&P 500 Index Portfolio $10,806, and the Adviser reimbursed fees for the S&P MidCap 400 Index Porfolio $28,420, Balanced Index Portfolio $15,421, Nasdaq-100 Index Portfolio $17,963 and the Russell 2000 Small Cap Index Portfolio $33,968.

In addition to providing investment advisory services, the Adviser is responsible for providing certain administrative functions to the Fund.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central").

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from the Fund for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

NOTE 3 - FUTURES CONTRACTS

S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio (collectively, the Index Portfolios) may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Index Portfolios may invest up to 20% of their assets in such futures and/or options, except that until each Portfolio reaches $25 million (or $50 million in the case of the Russell 2000 Small Cap Index Portfolio and the Nasdaq-100 Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Index Portfolios enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Portfolios agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Index Portfolios is that the change in the value in the underlying securities may not correlate to the value of the contracts.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the six months ended June 30, 2001 excluding short-term obligations, follow:

                                                                      S&P 500      S&P MIDCAP 400
                                ZENITH PORTFOLIO  BOND PORTFOLIO  INDEX PORTFOLIO  INDEX PORTFOLIO
                                ----------------  --------------  ---------------  ---------------
Total Cost of Purchases of:
        Common Stocks             $24,686,259      $        --      $1,760,252       $8,450,463
        U.S. Government
          Securities                       --        1,503,797              --               --
        Corporate Bonds                    --       11,292,988              --               --
                                  -----------      -----------      ----------       ----------
                                  $24,686,259      $12,796,785      $1,760,252       $8,450,463
                                  ===========      ===========      ==========       ==========

Total Proceeds from Sales of:
        Common Stocks             $25,041,337      $        --      $2,696,016       $1,241,026
        U.S. Government
          Securities                       --        4,520,846              --               --
        Corporate Bonds                    --        6,507,162              --               --
                                  -----------      -----------      ----------       ----------
                                  $25,041,337      $11,028,008      $2,696,016       $1,241,026
                                  ===========      ===========      ==========       ==========

                                        BALANCED        NASDAQ-100     RUSSELL 2000 SMALL CAP
                                     INDEX PORTFOLIO  INDEX PORTFOLIO     INDEX PORTFOLIO
                                     ---------------  ---------------  ----------------------
Total Cost of Purchases of:
        Common Stocks                  $  100,659       $5,418,521           $7,649,817
        U.S. Government Securities      2,235,833               --                   --
        Corporate Bonds                   926,252               --                   --
                                       ----------       ----------           ----------
                                       $3,262,744       $5,418,521           $7,649,817
                                       ==========       ==========           ==========
Total Proceeds from Sales of:
        Common Stocks                  $   41,544       $  303,518           $4,215,907
        U.S. Government Securities      2,095,388               --                   --
        Corporate Bonds                 1,522,819               --                   --
                                       ----------       ----------           ----------
                                       $3,659,751       $  303,518           $4,215,907
                                       ==========       ==========           ==========

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL HIGHLIGHTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                          ZENITH PORTFOLIO
                             SIX MONTHS
                           ENDED JUNE 30,
                            (UNAUDITED)                       YEAR ENDED DECEMBER 31,
                           --------------  --------------------------------------------------------------
                                2001          2000        1999         1998         1997         1996
                           --------------  ----------  -----------  -----------  -----------  -----------
Net Asset Value,
   Beginning of period        $ 15.12       $ 12.62     $  14.89     $  20.35     $  19.45     $  16.54
                              -------       -------     --------     --------     --------     --------
Investment Activities:
  Net investment income           .15           .23          .10          .25          .23          .29
  Net realized and
     unrealized gains/
     (losses)                    1.13          2.48         (.05)       (2.80)        3.23         3.61
                              -------       -------     --------     --------     --------     --------
Total from Investment
   Activities                    1.28          2.71          .05        (2.55)        3.46         3.90
                              -------       -------     --------     --------     --------     --------
Distributions:
  Net investment income          (.15)         (.21)        (.12)        (.23)        (.27)        (.27)
  In excess of net
     investment income             --            --           --           --           --           --
  Return of capital
  Net realized gains               --            --        (2.20)       (2.68)       (2.29)        (.72)
                              -------       -------     --------     --------     --------     --------
Total Distributions              (.15)         (.21)       (2.32)       (2.91)       (2.56)        (.99)
                              -------       -------     --------     --------     --------     --------
Net Asset Value,
   End of period              $ 16.25       $ 15.12     $  12.62     $  14.89     $  20.35     $  19.45
                              =======       =======     ========     ========     ========     ========

Total Return                     8.48%        21.79%        2.05%      (15.31%)      20.56%       24.52%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                         .75%(3)       .73%         .69%         .62%         .62%         .64%

Ratio of Expenses to
   Average Net Assets -
   Gross                          .81%(3)       .77%         .69%         .62%         .62%         .64%

Ratio of Net Investment
   Income to Average Net
   Assets                        1.86%(3)      1.47%         .67%        1.41%        1.23%        1.66%

Portfolio Turnover Rate         97.28%(3)     81.95%       86.47%       62.50%       57.03%       52.53%

Net Assets, End of Period
   (000's)                    $54,019       $50,485     $124,444     $248,783     $335,627     $288,124

                                                         BOND PORTFOLIO
                             SIX MONTHS
                           ENDED JUNE 30,
                            (UNAUDITED)                      YEAR ENDED DECEMBER 31,
                           --------------  -----------------------------------------------------------
                                2001          2000        1999        1998         1997        1996
                           --------------  ----------  ----------  -----------  ----------  ----------
Net Asset Value,
   Beginning of period        $  9.46       $ 10.36     $ 11.13     $  11.29     $ 10.91     $ 11.07
                              -------       -------     -------     --------     -------     -------
Investment Activities:
  Net investment income           .32          1.04         .72          .77         .79         .79
  Net realized and
     unrealized gains/
     (losses)                     .03          (.39)       (.84)        (.05)        .37        (.04)
                              -------       -------     -------     --------     -------     -------
Total from Investment
   Activities                     .35           .65        (.12)         .72        1.16         .75
                              -------       -------     -------     --------     -------     -------
Distributions:
  Net investment income          (.46)        (1.15)       (.65)        (.76)       (.72)       (.87)
  In excess of net
     investment income             --          (.06)         --           --          --        (.04)
  Return of capital                --          (.34)         --           --          --          --
  Net realized gains               --            --          --         (.12)       (.06)         --
                              -------       -------     -------     --------     -------     -------
Total Distributions              (.46)        (1.55)       (.65)        (.88)       (.78)       (.91)
                              -------       -------     -------     --------     -------     -------
Net Asset Value,
   End of period              $  9.35       $  9.46     $ 10.36     $  11.13     $ 11.29     $ 10.91
                              =======       =======     =======     ========     =======     =======
Total Return                     3.71%         7.40%      (1.11%)       6.52%      11.02%       7.19%
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                         .74%(3)       .61%        .60%         .58%        .60%        .62%
Ratio of Expenses to
   Average Net Assets -
   Gross                          .88%(3)       .68%        .60%         .58%        .60%        .62%
Ratio of Net Investment
   Income to Average Net
   Assets                        6.51%(3)      6.85%       6.62%        6.84%       7.15%       7.24%
Portfolio Turnover Rate         94.75%(3)     60.19%      56.07%       67.57%     113.41%     202.44%
Net Assets, End of Period
   (000's)                    $25,234       $22,802     $98,428     $113,762     $99,892     $85,634

-------------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.
(3)  Annualized.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL HIGHLIGHTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                   S&P 500 INDEX PORTFOLIO
                             SIX MONTHS
                           ENDED JUNE 30,
                            (UNAUDITED)                    YEAR ENDED DECEMBER 31,
                           --------------  --------------------------------------------------------
                                2001          2000        1999        1998       1997       1996
                           --------------  ----------  ----------  ----------  ---------  ---------
Net Asset Value,
   Beginning of period        $  20.59      $  23.12    $  19.49    $  15.74    $ 12.13    $ 10.00
                              --------      --------    --------    --------    -------    -------
Investment Activities:
  Net investment income            .07           .21         .21         .20        .20        .20
  Net realized and
     unrealized
     gains/(losses)              (1.40)        (2.35)       3.75        4.21       3.72       2.12
                              --------      --------    --------    --------    -------    -------
Total from Investment
   Activities                    (1.33)        (2.14)       3.96        4.41       3.92       2.32
                              --------      --------    --------    --------    -------    -------
Distributions:
  Net investment income           (.05)         (.23)       (.19)       (.20)      (.21)      (.19)
  Net realized gains             (3.18)         (.16)       (.14)       (.46)      (.10)        --
                              --------      --------    --------    --------    -------    -------
Total Distributions              (3.23)         (.39)       (.33)       (.66)      (.31)      (.19)
                              --------      --------    --------    --------    -------    -------
Net Asset Value,
   End of period              $  16.03      $  20.59    $  23.12    $  19.49    $ 15.74    $ 12.13
                              ========      ========    ========    ========    =======    =======

Total Return                     (6.94%)       (9.32%)     20.52%      28.54%     32.72%     23.37%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                          .44%(3)       .41%        .39%        .43%       .50%       .59%

Ratio of Expenses to
   Average Net Assets -
   Gross                           .46%(3)       .43%        .39%        .43%       .50%       .84%

Ratio of Net Investment
   Income to Average Net
   Assets                          .81%(3)       .81%       1.10%       1.25%      1.48%      2.14%

Portfolio Turnover Rate           3.29%(3)     21.36%       3.45%       2.64%      9.06%      1.09%

Net Assets, End of Period
   (000's)                    $106,661      $114,103    $284,132    $131,345    $55,595    $29,205

                                  S&P MIDCAP 400 INDEX PORTFOLIO
                             SIX MONTHS                    PERIOD FROM
                           ENDED JUNE 30,   YEAR ENDED   MAY 3, 1999(1)
                            (UNAUDITED)    DECEMBER 31,  TO DECEMBER 31,
                           --------------  ------------  ---------------
                                2001           2000           1999
                           --------------  ------------  ---------------
Net Asset Value,
   Beginning of period        $ 11.91        $ 11.04         $ 10.00
                              -------        -------         -------
Investment Activities:
  Net investment income           .06            .22             .10
  Net realized and
     unrealized
     gains/(losses)              (.03)          1.44            1.01
                              -------        -------         -------
Total from Investment
   Activities                     .03           1.66            1.11
                              -------        -------         -------
Distributions:
  Net investment income          (.04)          (.24)           (.07)
  Net realized gains            (2.39)          (.55)             --
                              -------        -------         -------
Total Distributions             (2.43)          (.79)           (.07)
                              -------        -------         -------
Net Asset Value,
   End of period              $  9.51        $ 11.91         $ 11.04
                              =======        =======         =======
Total Return                      .55%         15.99%          11.14%
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                         .59%(3)        .60%            .60%(3)
Ratio of Expenses to
   Average Net Assets -
   Gross                          .92%(3)        .77%            .69%(3)
Ratio of Net Investment
   Income to Average Net
   Assets                         .79%(3)       1.44%           1.69%(3)
Portfolio Turnover Rate         16.13%(3)     146.33%          47.55%(3)
Net Assets, End of Period
   (000's)                    $20,893        $15,054         $23,963

-------------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.
(3)  Annualized.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL HIGHLIGHTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                                     NASDAQ-100
                                     BALANCED INDEX PORTFOLIO                      INDEX PORTFOLIO
                             SIX MONTHS                    PERIOD FROM      SIX MONTHS       PERIOD FROM
                           ENDED JUNE 30,   YEAR ENDED   MAY 3, 1999(1)   ENDED JUNE 30,  APRIL 27, 2000(1)
                            (UNAUDITED)    DECEMBER 31,  TO DECEMBER 31,   (UNAUDITED)     TO DECEMBER 31,
                           --------------  ------------  ---------------  --------------  -----------------
                                2001           2000           1999             2001             2000
                           --------------  ------------  ---------------  --------------  -----------------
Net Asset Value,
   Beginning of period        $  9.61        $ 10.41         $ 10.00         $  6.67            $10.00
                              -------        -------         -------         -------            ------
Investment Activities:
  Net investment income           .11            .39             .18              --              (.01)
  Net realized and
     unrealized gains/
     (losses)                    (.39)          (.53)            .34           (1.48)            (3.32)
                              -------        -------         -------         -------            ------
Total from Investment
   Activities                    (.28)          (.14)            .52           (1.48)            (3.33)
                              -------        -------         -------         -------            ------
Distributions:
  Net investment income          (.07)          (.46)           (.11)             --                --
  Net realized gains             (.31)          (.20)             --              --                --
                              -------        -------         -------         -------            ------
Total Distributions              (.38)          (.66)           (.11)             --                --
                              -------        -------         -------         -------            ------
Net Asset Value,
   End of period              $  8.95        $  9.61         $ 10.41         $  5.19            $ 6.67
                              =======        =======         =======         =======            ======

Total Return                    (2.97%)        (1.28%)          5.31%         (22.19%)          (33.30%)

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                         .59%(3)        .60%            .47%(3)         .65%(3)           .64%(3)

Ratio of Expenses to
   Average Net Assets -
   Gross                          .82%(3)        .68%            .50%(3)        1.04%(3)           .88%(3)

Ratio of Net Investment
   Income to Average Net
   Assets                        2.24%(3)       2.95%           2.94%(3)        (.04%)(3)         (.17%)(3)

Portfolio Turnover Rate         50.84%(3)       9.60%         141.58%(3)        7.63%(3)         14.69%(3)

Net Assets, End of Period
   (000's)                    $13,544        $14,334         $55,708         $12,312            $8,577

                                  RUSSELL 2000 SMALL CAP
                                      INDEX PORTFOLIO
                             SIX MONTHS           PERIOD FROM
                           ENDED JUNE 30,      APRIL 27, 2000(1)
                            (UNAUDITED)         TO DECEMBER 31,
                           --------------      -----------------
                                2001                 2000
                           --------------      -----------------
Net Asset Value,
   Beginning of period         $  9.99              $ 10.00
                               -------              -------
Investment Activities:
  Net investment income            .08                  .08
  Net realized and
     unrealized gains/
     (losses)                      .58                 (.04)
                               -------              -------
Total from Investment
   Activities                      .66                  .04
                               -------              -------
Distributions:
  Net investment income           (.06)                (.05)
  Net realized gains              (.43)                  --
                               -------              -------
Total Distributions               (.49)                (.05)
                               -------              -------
Net Asset Value,
   End of period               $ 10.16              $  9.99
                               =======              =======
Total Return                      6.86%                 .39%
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                          .75%(3)              .74%(3)
Ratio of Expenses to
   Average Net Assets -
   Gross                          1.18%(3)             1.35%(3)
Ratio of Net Investment
   Income to Average Net
   Assets                         1.08%(3)             1.11%(3)
Portfolio Turnover Rate          60.03%(3)            82.19%(3)
Net Assets, End of Period
   (000's)                     $18,443              $16,105

-------------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.
(3)  Annualized.

--------------------------------------------------------------------------------

                               The Summit Pinnacle Series is distributed to
                               The Union Central Life Insurance Company's
                               Separate Accounts available in the Variable
                               Annuity and Variable Universal Life Insurance products. The Pinnacle Series consists of the following Portfolios:

                                  EQUITY INDEX ACCOUNTS
                                  S&P 500 Index Portfolio
                                  S&P MidCap 400 Index Portfolio
                                  Russell 2000 Small Cap Index Portfolio
                                  Nasdaq-100 Index Portfolio

                                  BALANCED INDEX ACCOUNT
                                  Balanced Index Portfolio

                                  MANAGED ACCOUNTS
                                  Zenith Portfolio
                                  Bond Portfolio

                               The Summit Apex Series is a 100% No-Load Family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Mutual Funds are distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC. The Apex Series consists of the following Funds:

                                  EQUITY INDEX ACCOUNTS
                                  S&P 500 Index Fund
                                  S&P MidCap 400 Index Fund
                                  Russell 2000 Small Cap Index Fund
                                  Nasdaq-100 Index Fund

                                  FIXED INCOME & BALANCED INDEX ACCOUNTS
                                  Balanced Index Fund
                                  Lehman Aggregate Bond Index Fund

                                  MANAGED ACCOUNTS
                                  Everest Fund
                                  Bond Fund
                                  Short-Term Government Fund

                                  STABLE VALUE ACCOUNT
                                  Money Market Fund

                               Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.



SMFI 231PINNACLE 6/01          [LOGO] SUMMIT
                                      ------
                                      MUTUAL
                                      FUNDS